UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00945

Virtus Equity Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: September 30

Date of reporting period: September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

ANNUAL REPORT
VIRTUS EQUITY TRUST

September 30, 2023
Virtus KAR Capital Growth Fund*
Virtus KAR Equity Income Fund
Virtus KAR Global Quality Dividend Fund
Virtus KAR Mid-Cap Core Fund
Virtus KAR Mid-Cap Growth Fund*
Virtus KAR Small-Cap Core Fund
Virtus KAR Small-Cap Growth Fund
Virtus KAR Small-Cap Value Fund
Virtus KAR Small-Mid Cap Core Fund
Virtus KAR Small-Mid Cap Growth Fund
Virtus KAR Small-Mid Cap Value Fund
Virtus SGA Emerging Markets Growth Fund*
Virtus SGA Global Growth Fund
Virtus SGA New Leaders Growth Fund*
Virtus Tactical Allocation Fund*
*Prospectus supplement applicable to this fund appears at the back of this annual report.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Message to Shareholders		1
Disclosure of Fund Expenses		2
Key Investment Terms		6
Fund	Fund Summary	Schedule of Investments
Virtus KAR Capital Growth Fund (“KAR Capital Growth Fund”)	9	57
Virtus KAR Equity Income Fund (“KAR Equity Income Fund”)	12	58
Virtus KAR Global Quality Dividend Fund (“KAR Global Quality Dividend Fund”)	15	59
Virtus KAR Mid-Cap Core Fund (“KAR Mid-Cap Core Fund”)	18	61
Virtus KAR Mid-Cap Growth Fund (“KAR Mid-Cap Growth Fund”)	21	62
Virtus KAR Small-Cap Core Fund (“KAR Small-Cap Core Fund”)	24	64
Virtus KAR Small-Cap Growth Fund (“KAR Small-Cap Growth Fund”)	27	65
Virtus KAR Small-Cap Value Fund (“KAR Small-Cap Value Fund”)	30	66
Virtus KAR Small-Mid Cap Core Fund (“KAR Small-Mid Cap Core Fund”)	33	67
Virtus KAR Small-Mid Cap Growth Fund (“KAR Small-Mid Cap Growth Fund”)	36	68
Virtus KAR Small-Mid Cap Value Fund (“KAR Small-Mid Cap Value Fund”)	39	69
Virtus SGA Emerging Markets Growth Fund (“SGA Emerging Markets Growth Fund”)	42	70
Virtus SGA Global Growth Fund (“SGA Global Growth Fund”)	46	71
Virtus SGA New Leaders Growth Fund (“SGA New Leaders Growth Fund”)	49	72
Virtus Tactical Allocation Fund (“Tactical Allocation Fund”)	53	73
Statements of Assets and Liabilities		83
Statements of Operations		91
Statements of Changes in Net Assets		94
Financial Highlights		102
Notes to Financial Statements		113
Report of Independent Registered Public Accounting Firm		133
Tax Information Notice		134
Statement Regarding Liquidity Risk Management Program		135
Fund Management Tables		136
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To my fellow shareholders of Virtus Funds:
I am pleased to present this annual report, which reviews the performance of your Fund for the 12 months ended September 30, 2023.
After a challenging 2022, markets showed strength in 2023. Inflation began to slow while the U.S. economy demonstrated continued resilience. The efforts of the Federal Reserve (Fed) and other central banks to manage inflation appeared more likely to generate an economic “soft landing.” A brief banking crisis in March of 2023 was quickly resolved without impacting economic growth, and investors were optimistic about the possibilities for artificial intelligence (AI). As the fiscal year came to a close, however, concerns that interest rates might remain higher for longer began to weigh on markets.
Domestic equity indexes posted strong returns for the 12 months ended September 30, 2023. U.S. large-capitalization stocks led the way with a return of 21.62%, as measured by the S&P 500® Index, while small-cap stocks returned 8.93%, as measured by the Russell 2000® Index. International equities also performed well, with developed markets, as measured by the MSCI EAFE® Index (net), returning 25.65%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), returned 11.70%.
In fixed income markets, the yield on the 10-year Treasury rose to 4.59% on September 30, 2023, from 3.83% on September 30, 2022. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, returned 0.64% for the 12-month period, while non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, were up 10.28%.
Thank you for entrusting the Virtus Funds with your assets. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President and Trustee, Virtus Funds
November 2023
Refer to the Fund Summary section for your Fund’s performance. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.

VIRTUS EQUITY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF April 1, 2023 TO September 30, 2023
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Equity Trust Fund (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The Annualized Expense Ratios may be different from the expense ratios in the Financial Highlights which are for the fiscal year ended September 30, 2023.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Annualized Expense Ratio	Expenses Paid During Period*
KAR Capital Growth Fund
	Class A	$ 1,000.00	$ 1,070.30	1.22%	$ 6.33
	Class C	1,000.00	1,066.10	2.06	10.67
	Class I	1,000.00	1,071.60	0.97	5.04
	Class R6	1,000.00	1,072.50	0.74	3.84
KAR Equity Income Fund
	Class A	1,000.00	946.80	1.18	5.76
	Class C	1,000.00	943.50	1.93	9.40
	Class I	1,000.00	947.90	0.93	4.54
	Class R6	1,000.00	947.80	0.89	4.35
KAR Global Quality Dividend Fund
	Class A	1,000.00	952.10	1.35	6.61
	Class C	1,000.00	948.60	2.11	10.31
	Class I	1,000.00	952.70	1.11	5.43
	Class R6	1,000.00	954.30	0.79	3.87
KAR Mid-Cap Core Fund
	Class A	1,000.00	1,030.40	1.21	6.16
	Class C	1,000.00	1,026.50	1.96	9.96
	Class I	1,000.00	1,031.80	0.96	4.89
	Class R6	1,000.00	1,032.00	0.88	4.48
KAR Mid-Cap Growth Fund
	Class A	1,000.00	1,049.70	1.23	6.32
	Class C	1,000.00	1,045.70	2.01	10.31
	Class I	1,000.00	1,050.90	1.00	5.14
	Class R6	1,000.00	1,051.80	0.82	4.22
KAR Small-Cap Core Fund
	Class A	1,000.00	1,044.20	1.28	6.56
	Class C	1,000.00	1,040.50	1.98	10.13
	Class I	1,000.00	1,045.50	1.00	5.13
	Class R6	1,000.00	1,046.10	0.92	4.72
KAR Small-Cap Growth Fund
	Class A	1,000.00	998.10	1.35	6.76
	Class C	1,000.00	994.50	2.06	10.30
	Class I	1,000.00	999.70	1.06	5.31
	Class R6	1,000.00	1,000.30	0.98	4.91

VIRTUS EQUITY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF April 1, 2023 TO September 30, 2023
		Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Annualized Expense Ratio	Expenses Paid During Period*
KAR Small-Cap Value Fund
	Class A	$1,000.00	$1,008.30	1.20%	$ 6.04
	Class C	1,000.00	1,004.80	1.95	9.80
	Class I	1,000.00	1,009.70	0.95	4.79
	Class R6	1,000.00	1,009.70	0.87	4.38
KAR Small-Mid Cap Core Fund
	Class A	1,000.00	1,021.70	1.23	6.23
	Class C	1,000.00	1,018.00	2.03	10.27
	Class I	1,000.00	1,023.30	0.99	5.02
	Class R6	1,000.00	1,023.80	0.91	4.62
KAR Small-Mid Cap Growth Fund
	Class A	1,000.00	1,027.10	1.30	6.61
	Class C	1,000.00	1,023.00	2.05	10.40
	Class I	1,000.00	1,029.20	1.05	5.34
	Class R6	1,000.00	1,029.10	0.99	5.04
KAR Small-Mid Cap Value Fund
	Class A	1,000.00	997.60	1.18	5.91
	Class C	1,000.00	994.10	1.92	9.60
	Class I	1,000.00	997.70	0.93	4.66
	Class R6	1,000.00	998.80	0.83	4.16
SGA Emerging Markets Growth Fund
	Class A	1,000.00	945.80	1.49	7.27
	Class C	1,000.00	943.00	2.24	10.91
	Class I	1,000.00	947.30	1.24	6.05
	Class R6	1,000.00	947.70	1.06	5.18
SGA Global Growth Fund
	Class A	1,000.00	1,047.20	1.32	6.77
	Class C	1,000.00	1,043.60	2.07	10.60
	Class I	1,000.00	1,048.80	1.07	5.50
	Class R6	1,000.00	1,049.60	0.89	4.57
SGA New Leaders Growth Fund
	Class A	1,000.00	1,007.10	1.34	6.74
	Class C	1,000.00	1,004.30	2.09	10.50
	Class I	1,000.00	1,008.40	1.09	5.49
	Class R6	1,000.00	1,008.40	0.91	4.58
Tactical Allocation Fund
	Class A	1,000.00	1,023.50	0.99	5.02
	Class C	1,000.00	1,019.80	1.75	8.86
	Class I	1,000.00	1,024.70	0.76	3.86
	Class R6	1,000.00	1,026.20	0.60	3.05

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

VIRTUS EQUITY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF April 1, 2023 TO September 30, 2023
		Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Annualized Expense Ratio	Expenses Paid During Period*
KAR Capital Growth Fund
	Class A	$ 1,000.00	$ 1,018.95	1.22%	$ 6.17
	Class C	1,000.00	1,014.74	2.06	10.40
	Class I	1,000.00	1,020.21	0.97	4.91
	Class R6	1,000.00	1,021.36	0.74	3.75
KAR Equity Income Fund
	Class A	1,000.00	1,019.15	1.18	5.97
	Class C	1,000.00	1,015.39	1.93	9.75
	Class I	1,000.00	1,020.41	0.93	4.71
	Class R6	1,000.00	1,020.61	0.89	4.51
KAR Global Quality Dividend Fund
	Class A	1,000.00	1,018.30	1.35	6.83
	Class C	1,000.00	1,014.49	2.11	10.66
	Class I	1,000.00	1,019.50	1.11	5.62
	Class R6	1,000.00	1,021.11	0.79	4.00
KAR Mid-Cap Core Fund
	Class A	1,000.00	1,019.00	1.21	6.12
	Class C	1,000.00	1,015.24	1.96	9.90
	Class I	1,000.00	1,020.26	0.96	4.86
	Class R6	1,000.00	1,020.66	0.88	4.46
KAR Mid-Cap Growth Fund
	Class A	1,000.00	1,018.90	1.23	6.23
	Class C	1,000.00	1,014.99	2.01	10.15
	Class I	1,000.00	1,020.05	1.00	5.06
	Class R6	1,000.00	1,020.96	0.82	4.15
KAR Small-Cap Core Fund
	Class A	1,000.00	1,018.65	1.28	6.48
	Class C	1,000.00	1,015.14	1.98	10.00
	Class I	1,000.00	1,020.05	1.00	5.06
	Class R6	1,000.00	1,020.46	0.92	4.66
KAR Small-Cap Growth Fund
	Class A	1,000.00	1,018.30	1.35	6.83
	Class C	1,000.00	1,014.74	2.06	10.40
	Class I	1,000.00	1,019.75	1.06	5.37
	Class R6	1,000.00	1,020.16	0.98	4.96
KAR Small-Cap Value Fund
	Class A	1,000.00	1,019.05	1.20	6.07
	Class C	1,000.00	1,015.29	1.95	9.85
	Class I	1,000.00	1,020.31	0.95	4.81
	Class R6	1,000.00	1,020.71	0.87	4.41
KAR Small-Mid Cap Core Fund
	Class A	1,000.00	1,018.90	1.23	6.23
	Class C	1,000.00	1,014.89	2.03	10.25
	Class I	1,000.00	1,020.10	0.99	5.01
	Class R6	1,000.00	1,020.51	0.91	4.61
KAR Small-Mid Cap Growth Fund
	Class A	1,000.00	1,018.55	1.30	6.58
	Class C	1,000.00	1,014.79	2.05	10.35
	Class I	1,000.00	1,019.80	1.05	5.32
	Class R6	1,000.00	1,020.10	0.99	5.01
KAR Small-Mid Cap Value Fund
	Class A	1,000.00	1,019.15	1.18	5.97
	Class C	1,000.00	1,015.44	1.92	9.70
	Class I	1,000.00	1,020.41	0.93	4.71
	Class R6	1,000.00	1,020.91	0.83	4.20

VIRTUS EQUITY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF April 1, 2023 TO September 30, 2023
		Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Annualized Expense Ratio	Expenses Paid During Period*
SGA Emerging Markets Growth Fund
	Class A	$1,000.00	$1,017.60	1.49%	$ 7.54
	Class C	1,000.00	1,013.84	2.24	11.31
	Class I	1,000.00	1,018.85	1.24	6.28
	Class R6	1,000.00	1,019.75	1.06	5.37
SGA Global Growth Fund
	Class A	1,000.00	1,018.45	1.32	6.68
	Class C	1,000.00	1,014.69	2.07	10.45
	Class I	1,000.00	1,019.70	1.07	5.42
	Class R6	1,000.00	1,020.61	0.89	4.51
SGA New Leaders Growth Fund
	Class A	1,000.00	1,018.35	1.34	6.78
	Class C	1,000.00	1,014.59	2.09	10.56
	Class I	1,000.00	1,019.60	1.09	5.52
	Class R6	1,000.00	1,020.51	0.91	4.61
Tactical Allocation Fund
	Class A	1,000.00	1,020.10	0.99	5.01
	Class C	1,000.00	1,016.29	1.75	8.85
	Class I	1,000.00	1,021.26	0.76	3.85
	Class R6	1,000.00	1,022.06	0.60	3.04

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS EQUITY TRUST
KEY INVESTMENT TERMS (Unaudited)
September 30, 2023
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Asset-Backed Securities (“ABS”)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Bank of England (“BOE”)
The Central Bank of the United Kingdom, responsible for controlling the money supply, interest rates, credit, and regulation of U.K. Banks with the goal of keeping the U.K. financial system stable.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Build America Municipal Insured (“BAM”)
Build America Municipal Insured Bonds are municipal bonds insured against default by Build America Mutual, a Financial Guaranty insurance company.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
European Central Bank (“ECB”)
The European Central Bank (ECB) is the central bank responsible for monetary policy of the European Union (EU) member countries that have adopted the euro currency. This currency union is known as the eurozone and currently includes 19 countries. The ECB’s primary objective is price stability in the euro area.
Federal Reserve (the “Fed”)
The Central Bank of the U.S., the Fed is responsible for controlling money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
Global Quality Dividend Linked Benchmark
Performance of the Global Quality Dividend Linked Benchmark is that of the MSCI World High Dividend Yield Index. Performance of the Global Quality Dividend Linked Benchmark prior to February 1, 2017 is that of the Russell 1000® Value Index and from February 1, 2017 to December 31, 2018, it is that of the Russell Developed Large Cap Index (net). The indexes are unmanaged and not available for direct investment.
Headline Inflation
Headline inflation is the total inflation in an economy, as measured by inflation in the prices of a basket of goods that includes commodities like food and energy.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI All Country World Growth Index (net)
The MSCI All Country World Growth Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of large and mid-cap securities exhibiting overall growth style characteristics across developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
MSCI All Country World Index (ACWI) (net)
The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
MSCI All Country World Index ex USA Small Mid Cap Index (net)
The MSCI All Country World Index ex USA Small Mid Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures mid- and small-cap performance across 22 of 23 Developed Market countries (excluding the U.S.) and 24 Emerging Markets

VIRTUS EQUITY TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued) September 30, 2023
countries. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
MSCI All Country World Mid-Cap Index (net)
The MSCI All Country World Mid Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures mid cap equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI USA High Dividend Yield Index (net)
The MSCI USA High Dividend Yield Index is based on the MSCI USA Index, its parent index, and includes large and mid-cap stocks. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. The index is calculated on a total return basis with net dividends reinvested; it is unmanaged; its returns do not reflect any fees, expenses or sales charges; and it is not available for direct investment.
MSCI World High Dividend Yield Index (net)
The MSCI World High Dividend Yield Index (net) is based on the MSCI World Index, its parent index, and includes large- and mid-cap stocks across 23 developed markets countries. The index is designed to reflect the performance of equities in the parent index (excluding
REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Risk Asset
A risk asset is generally any asset that has a significant degree of price volatility, such as equities, commodities, high-yield bonds, real estate, and currencies.
Russell 1000® Growth Index
The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell 1000® Value Index
The Russell 1000® Value Index is a market capitalization-weighted index of value-oriented stocks of the smallest 1,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell 2000® Growth Index
The Russell 2000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

VIRTUS EQUITY TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued) September 30, 2023
Russell 2000® Value Index
The Russell 2000® Value Index is a market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell 2500TM Index
The Russell 2500TM Index is a market capitalization-weighted index of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment
Russell 2500TM Growth Index
The Russell 2500TM Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
Russell 2500TM Value Index
The Russell 2500TM Value Index is a market capitalization-weighted index of value-oriented stocks of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
Russell Midcap® Growth Index
The Russell Midcap® Growth Index is a market capitalization-weighted index of medium-capitalization, growth-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell Midcap® Index
The Russell Midcap® Index is a market capitalization-weighted index of medium-capitalization stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Secured Overnight Financing Rate (“SOFR”)
SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange.
Tactical Allocation Fund Linked Benchmark
The Tactical Allocation Fund Linked Benchmark consists of 45% Russell 1000® Growth Index (a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies, calculated on a total return basis with dividends reinvested), 15% MSCI All Country World Index ex USA Small Mid Cap Index (a free float-adjusted market capitalization-weighted index that measures mid- and small-cap foreign market equity performance, calculated on a total return basis with net dividends reinvested), and 40% Bloomberg U.S. Aggregate Bond Index (an index that measures the U.S. investment grade fixed rate bond market, calculated on a total return basis). The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment. Performance of the Tactical Allocation Fund Linked Benchmark between 9/7/2016 and 6/3/2019 represents an allocation consisting of 45% Russell 1000® Growth Index, 15% MSCI EAFE® Index, and 40% Bloomberg U.S. Aggregate Bond Index. Prior to September 7, 2016, the allocation consisted of 50% S&P 500® Index and 50% Bloomberg U.S. Aggregate Bond Index.
Yield Curve
A yield curve is a line on a graph plotting the interest rates, at a set point in time, of bonds having equal credit quality but different maturity dates.

Ticker Symbols:
Class A: PSTAX
Class C: SSTFX
Class I: PLXGX
Class R6: VCGRX
KAR Capital Growth Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of long-term capital growth. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned 23.25%, Class C shares at NAV returned 22.24%, Class I shares at NAV returned 23.60%, and Class R6 shares at NAV returned 23.88%. For the same period, the Russell 1000® Growth Index, which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned 27.72%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
Markets underperformed in 2022, driven largely by expectations of higher inflation and global central bank tightening in response to elevated inflation. Late in 2022, markets began to see some relief in terms of inflation expectations, which led to a rally in equities that started in early 2023. However, the rally slowed toward the end of the third quarter of 2023 on the realization that the Federal Reserve (the Fed) might have to hold interest rates higher for longer.
For the fiscal year ended September 30, 2023, the S&P 500® Index returned 21.62% and small-capitalization stocks, as represented by the Russell 2000® Index, returned 8.93%. Growth stocks outperformed value stocks over the fiscal year, with the Russell 1000® Growth Index returning 27.72% and the Russell 1000® Value Index returning 14.44%.
What factors affected the Fund’s performance during its fiscal year?
The Fund underperformed the Russell 1000® Growth Index for the fiscal year ended September 30, 2023. Poor stock selection and an overweight in financials, as well as poor stock selection and an underweight in communication services detracted from performance. Positive stock selection in information technology and consumer discretionary contributed to performance.
The biggest contributors to performance during the 12-month period were NVIDIA, Visa, Fair Isaac, MongoDB, and Uber Technologies.
The biggest detractors from performance during the period were Paycom Software, BILL, Estee Lauder, Amazon.com, and ZoomInfo Technologies.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Technology Concentration: Because the Fund is presently heavily weighted in the technology sector, it will be impacted by that sector’s performance more than a fund with broader sector diversification.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2023.
Information Technology	31%
Consumer Discretionary	20
Financials	12
Industrials	10
Health Care	10
Consumer Staples	5
Energy	4
Other	8
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Capital Growth Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	23.25%	7.55%	11.12%	— %	—
Class A shares at POP[3,4]	16.47	6.34	10.49	—	—
Class C shares at NAV[2] and with CDSC[4]	22.24	6.69	10.25	—	—
Class I shares at NAV[2]	23.60	7.66	11.32	—	—
Class R6 shares at NAV[2]	23.88	8.00	—	7.61	1/30/18
Russell 1000® Growth Index	27.72	12.42	14.48	12.69 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.19%; Net: 1.19%; Class C shares: Gross 2.01%; Net: 2.01%; Class I shares: Gross 1.00%; Net: 1.00%; Class R6 shares: Gross 0.90%, Net 0.73%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2013, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Capital Growth Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2013, for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 27, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2024. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: PDIAX
Class C: PGICX
Class I: PXIIX
Class R6: VECRX
KAR Equity Income Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has investment objectives of capital appreciation and current income. There is no guarantee that the Fund will meet its objectives.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned 5.19%, Class C shares at NAV returned 4.40%, Class I shares at NAV returned 5.47%, and Class R6 shares at NAV returned 5.49%. For the same period, the MSCI USA High Dividend Yield Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned 11.57%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
Markets underperformed in 2022, driven largely by expectations of higher inflation and global central bank tightening in response to elevated inflation. Late in 2022, markets began to see some relief in terms of inflation expectations, which led to a rally in equities that started in early 2023. However, the rally slowed toward the end of the third quarter of 2023 on the realization that the Federal Reserve (the Fed) might have to hold interest rates higher for longer.
For the fiscal year ended September 30, 2023, the S&P 500® Index returned 21.62% and small-capitalization stocks, as represented by the Russell 2000® Index, returned 8.93%. Growth stocks outperformed value stocks over the fiscal year, with the Russell 1000® Growth Index returning 27.72% and the Russell 1000® Value Index returning 14.44%.
What factors affected the Fund’s performance during its fiscal year?
The Fund underperformed the MSCI USA High Dividend Yield Index (net) for the fiscal year ended September 30, 2023. Poor stock selection and an overweight in financials, as well as poor stock selection and an underweight in information technology detracted from performance. Positive stock selection in industrials, as well as positive stock selection and an underweight in health care contributed to performance.
The biggest contributors to performance during the 12-month period were Omnicom Group, MSC Industrial Direct, BAE Systems, Watsco, and IBM.
The biggest detractors from performance during the period were Bank of Hawaii, Advance Auto Parts, Pfizer, Crown Castle, and PNC Financial Services Group.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2023.
Financials	17%
Industrials	15
Health Care	14
Consumer Staples	12
Information Technology	9
Utilities	9
Materials	8
Other (includes securities lending collateral)	16
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Equity Income Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	5.19%	5.62%	9.05%	— %	—
Class A shares at POP[3,4]	-0.60	4.43	8.43	—	—
Class C shares at NAV[2] and with CDSC[4]	4.40	4.83	8.23	—	—
Class I shares at NAV[2]	5.47	5.89	9.32	—	—
Class R6 shares at NAV[2]	5.49	5.92	—	5.50	1/30/18
MSCI USA High Dividend Yield Index (net)	11.57	4.74	8.43	4.44 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.31%, Net 1.20%; Class C shares: Gross 2.10%, Net 1.95%; Class I shares: Gross 1.07%, Net 0.95%, Class R6 shares: Gross 1.00%; Net 0.91%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2013, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Equity Income Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2013, for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 27, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2024. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: PPTAX
Class C: PPTCX
Class I: PIPTX
Class R6: VGQRX
KAR Global Quality Dividend Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of total return, consisting of both capital appreciation and current income. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned 8.79%, Class C shares at NAV returned 8.06%, Class I shares at NAV returned 9.02%, and Class R6 shares at NAV returned 9.41%. For the same period, the MSCI World High Dividend Yield Index (net), which serves as the Fund’s broad-based index, returned 16.69% and the Global Quality Dividend Linked Benchmark, the Fund’s style-specific Index, returned 16.69%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
Markets underperformed in 2022, driven largely by expectations of higher inflation and global central bank tightening in response to elevated inflation. Late in 2022, markets began to see some relief in terms of inflation expectations, which led to a rally in equities that started in early 2023. However, the rally slowed toward the end of the third quarter of 2023 on the realization that the Federal Reserve (the Fed) might have to hold interest rates higher for longer.
For the fiscal year ended September 30, 2023, the S&P 500® Index returned 21.62% and small-capitalization stocks, as represented by the Russell 2000® Index, returned 8.93%. Growth stocks outperformed value stocks over the fiscal year, with the Russell 1000® Growth Index returning 27.72% and the Russell 1000® Value Index returning 14.44%.
What factors affected the Fund’s performance during its fiscal year?
The Fund underperformed the MSCI World High Dividend Yield Index (net) for the fiscal year ended September 30, 2023. Poor stock selection and an overweight in financials, as well as poor stock selection and an underweight in information technology detracted from performance. Positive stock selection and underweights in health care and consumer staples contributed to performance.
The biggest contributors to performance during the 12-month period were TotalEnergies, Omnicom Group, MSC Industrial Direct, IBM, and BAE Systems.
The biggest detractors from performance during the period were Crown Castle, Bank of Hawaii, NN Group, Pfizer, and Verizon Communications
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Foreign Investing: Investing in foreign securities subjects the Fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2023.
Financials	20%
Utilities	14
Communication Services	13
Industrials	12
Health Care	9
Consumer Staples	8
Information Technology	8
Other (includes securities lending collateral)	16
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Global Quality Dividend Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	8.79%	2.29%	5.08%	— %	—
Class A shares at POP[3,4]	2.81	1.14	4.49	—	—
Class C shares at NAV[2] and with CDSC[4]	8.06	1.52	4.30	—	—
Class I shares at NAV[2]	9.02	2.53	5.33	—	—
Class R6 shares at NAV[2]	9.41	—	—	2.02	8/1/19
MSCI World High Dividend Yield Index (net)	16.69	4.81	5.72	5.15 [5]	—
Global Quality Dividend Linked Benchmark	16.69	3.67	7.91	5.15 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.48%, Net: 1.35%; Class C shares: Gross 2.29%, Net: 2.10%; Class I shares: Gross 1.25% Net: 1.10%; Class R6 shares: Gross 1.16%, Net: 0.78%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2013, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Global Quality Dividend Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2013, for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 27, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2024. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The indexes are unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: VMACX
Class C: VMCCX
Class I: VIMCX
Class R6: VRMCX
KAR Mid-Cap Core Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned 20.63%, Class C shares at NAV returned 19.73%, Class I shares at NAV returned 20.94%, and Class R6 shares at NAV returned 21.02%. For the same period, the Russell Midcap® Index, which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned 13.45%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
Markets underperformed in 2022, driven largely by expectations of higher inflation and global central bank tightening in response to elevated inflation. Late in 2022, markets began to see some relief in terms of inflation expectations, which led to a rally in equities that started in early 2023. However, the rally slowed toward the end of the third quarter of 2023 on the realization that the Federal Reserve (the Fed) might have to hold interest rates higher for longer.
For the fiscal year ended September 30, 2023, the S&P 500® Index returned 21.62% and small-capitalization stocks, as represented by the Russell 2000® Index, returned 8.93%. Growth stocks outperformed value stocks over the fiscal year, with the Russell 1000® Growth Index returning 27.72% and the Russell 1000® Value Index returning 14.44%.
What factors affected the Fund’s performance during its fiscal year?
The Fund outperformed the Russell Midcap® Index for the fiscal year ended September 30, 2023. Positive stock selection in health care and an overweight in industrials contributed to performance. An underweight in energy and poor stock selection in information technology detracted from performance.
The biggest contributors to performance during the 12-month period were West Pharmaceutical Services, Bentley Systems, AMETEK, Old Dominion Freight Line, and Houlihan Lokey.
The biggest detractors from performance during the period were First Financial Bankshares, Aspen Technology, POOLCORP, Zebra Technologies, and Teledyne Technologies.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium. or large-sized companies may enhance that risk.
Industrial Concentration: Because the Fund is presently heavily weighted in the industrial sector, it will be impacted by that sector’s performance more than a fund with broader sector diversification.
Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.
Market Volatility: The value of the securities in the portfolio may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the portfolio, including hampering the ability of the portfolio’s manager(s) to invest its assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2023.
Industrials	35%
Information Technology	20
Financials	15
Health Care	12
Consumer Discretionary	11
Consumer Staples	4
Real Estate	2
Short-Term Investment	1
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Mid-Cap Core Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	20.63%	9.22%	11.84%	— %	—
Class A shares at POP[3,4]	13.99	7.99	11.21	—	—
Class C shares at NAV[2] and with CDSC[4]	19.73	8.40	11.01	—	—
Class I shares at NAV[2]	20.94	9.49	12.12	—	—
Class R6 shares at NAV[2]	21.02	9.58	—	9.27	1/30/18
Russell Midcap® Index	13.45	6.38	8.98	6.26 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.30%, Net 1.20%; Class C shares: Gross 2.02%, Net 1.95%; Class I shares: Gross 1.04%, Net 0.95%; Class R6 shares: Gross 0.95%, Net: 0.87%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2013, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Mid-Cap Core Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2013, for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 27, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2024. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: PHSKX
Class C: PSKCX
Class I: PICMX
Class R6: VRMGX
KAR Mid-Cap Growth Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned 15.45%†, Class C shares at NAV returned 14.57%†, Class I shares at NAV returned 15.71%†, and Class R6 shares at NAV returned 15.94%†. For the same period, the Russell Midcap® Growth Index, which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned 17.47%.
   † See footnote 3 on page 23
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
Markets underperformed in 2022, driven largely by expectations of higher inflation and global central bank tightening in response to elevated inflation. Late in 2022, markets began to see some relief in terms of inflation expectations, which led to a rally in equities that started in early 2023. However, the rally slowed toward the end of the third quarter of 2023 on the realization that the Federal Reserve (the Fed) might have to hold interest rates higher for longer.
For the fiscal year ended September 30, 2023, the S&P 500® Index returned 21.62% and small-capitalization stocks, as represented by the Russell 2000® Index, returned 8.93%. Growth stocks outperformed value stocks over the fiscal year, with the Russell 1000® Growth Index returning 27.72% and the Russell 1000® Value Index returning 14.44%.
What factors affected the Fund’s performance during its fiscal year?
The Fund underperformed the Russell Midcap® Growth Index for the fiscal year ended September 30, 2023. Poor stock selection in information technology, as well as poor stock selection and an underweight in financials detracted from performance. Positive stock selection in consumer staples, as well as positive stock selection and an overweight in consumer discretionary contributed to performance.
The biggest contributors to performance during the 12-month period were Celsius, Fair Isaac, SiteOne Landscape Supply, Goosehead Insurance, and MercadoLibre.
The biggest detractors from performance during the period were Signature Bank, Security Scorecard, Silk Road Medical, Paycom Software, and STAAR Surgical.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Technology Concentration: Because the Fund is presently heavily weighted in the technology sector, it will be impacted by that sector’s performance more than a fund with broader sector diversification.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2023.
Information Technology	24%
Consumer Discretionary	21
Consumer Staples	14
Industrials	11
Health Care	10
Financials	9
Energy	5
Other	6
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Mid-Cap Growth Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	15.45% [3]	8.10%	11.34%	— %	—
Class A shares at POP[4,5]	9.10	6.89	10.71	—	—
Class C shares at NAV[2] and with CDSC[5]	14.57 [3]	7.27	10.49	—	—
Class I shares at NAV[2]	15.71 [3]	8.34	11.60	—	—
Class R6 shares at NAV[2]	15.94 [3]	8.55	—	10.30	1/30/18
Russell Midcap® Growth Index	17.47	6.97	9.94	7.43 [6]	—
Fund Expense Ratios[7]: Class A shares: Gross 1.23%; Net: 1.23%; Class C shares: Gross 2.04%; Net: 2.04%; Class I shares: Gross 1.00%; Net: 1.00%; Class R6 shares: Gross 0.89%, Net 0.83%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2013, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Mid-Cap Growth Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2013, for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report and semiannual report.
[4]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[5]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[6]	The since inception index return is from the inception date of Class R6 shares.
[7]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 27, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2024. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: PKSAX
Class C: PKSCX
Class I: PKSFX
Class R6: VSCRX
KAR Small-Cap Core Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of long-term capital appreciation, with dividend income a secondary consideration. There is no guarantee that the Fund will meet its objectives.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned 24.88%, Class C shares at NAV returned 23.98%, Class I shares at NAV returned 25.20%, and Class R6 shares at NAV returned 25.30%. For the same period, the Russell 2000® Index, which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned 8.93%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
Markets underperformed in 2022, driven largely by expectations of higher inflation and global central bank tightening in response to elevated inflation. Late in 2022, markets began to see some relief in terms of inflation expectations, which led to a rally in equities that started in early 2023. However, the rally slowed toward the end of the third quarter of 2023 on the realization that the Federal Reserve (the Fed) might have to hold interest rates higher for longer.
For the fiscal year ended September 30, 2023, the S&P 500® Index returned 21.62% and small-capitalization stocks, as represented by the Russell 2000® Index, returned 8.93%. Growth stocks outperformed value stocks over the fiscal year, with the Russell 1000® Growth Index returning 27.72% and the Russell 1000® Value Index returning 14.44%.
What factors affected the Fund’s performance during its fiscal year?
The Fund outperformed the Russell 2000® Index for the fiscal year ended September 30, 2023. Positive stock selection and an overweight in industrials, as well as positive stock selection in financials contributed to performance. Underweight positions in energy and materials detracted from performance.
The biggest contributors to performance during the 12-month period were EMCOR, Simpson Manufacturing, Primerica, Manhattan Associates, and CorVel.
The biggest detractors from performance during the period were First Hawaiian, Aspen Technology, Atrion, Jack Henry & Associates, and Kforce.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Industrial Concentration: Because the Fund is presently heavily weighted in the industrial sector, it will be impacted by that sector’s performance more than a fund with broader sector diversification.
Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.
Market Volatility: The value of the securities in the portfolio may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the portfolio, including hampering the ability of the portfolio’s manager(s) to invest its assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2023.
Industrials	47%
Financials	24
Information Technology	8
Consumer Discretionary	7
Health Care	5
Communication Services	4
Materials	4
Other	1
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Small-Cap Core Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	24.88%	11.87%	13.74%	— %	—
Class A shares at POP[3,4]	18.01	10.61	13.10	—	—
Class C shares at NAV[2] and with CDSC[4]	23.98	11.05	12.91	—	—
Class I shares at NAV[2]	25.20	12.17	14.05	—	—
Class R6 shares at NAV[2]	25.30	12.26	—	14.65	11/12/14
Russell 2000® Index	8.93	2.40	6.65	6.14 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.25%, Net: 1.25%; Class C shares: Gross 1.99%, Net: 1.99%; Class I shares: Gross 0.99% Net: 0.99%; Class R6 shares: Gross 0.92%, Net: 0.92%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2013, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Small-Cap Core Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2013, for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 27, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: PSGAX
Class C: PSGCX
Class I: PXSGX
Class R6: VRSGX
KAR Small-Cap Growth Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned 15.15%, Class C shares at NAV returned 14.31%, Class I shares at NAV returned 15.47%, and Class R6 shares at NAV returned 15.61%. For the same period, the Russell 2000® Growth Index, which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned 9.59%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
Markets underperformed in 2022, driven largely by expectations of higher inflation and global central bank tightening in response to elevated inflation. Late in 2022, markets began to see some relief in terms of inflation expectations, which led to a rally in equities that started in early 2023. However, the rally slowed toward the end of the third quarter of 2023 on the realization that the Federal Reserve (the Fed) might have to hold interest rates higher for longer.
For the fiscal year ended September 30, 2023, the S&P 500® Index returned 21.62% and small-capitalization stocks, as represented by the Russell 2000® Index, returned 8.93%. Growth stocks outperformed value stocks over the fiscal year, with the Russell 1000® Growth Index returning 27.72% and the Russell 1000® Value Index returning 14.44%.
What factors affected the Fund’s performance during its fiscal year?
The Fund outperformed the Russell 2000® Growth Index for the fiscal year ended September 30, 2023. Positive stock selection and an underweight in health care, as well as positive stock selection in communication services contributed to performance. Poor stock selection in information technology and an underweight in energy detracted from performance.
The biggest contributors to performance during the 12-month period were AAON, Duck Creek Technologies, Ryan Specialty, Auto Trader, and Fox Factory.
The biggest detractors from performance during the period were ServisFirst Bancshares, Revolve Group, BILL, Aspen Technology, and Olo.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Foreign Investing: Investing in foreign securities subjects the Fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.
Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.
Sector Focused Investing: Events negatively affecting a particular industry or market sector in which the Fund focuses its investments may cause the value of the Fund to decrease.
Market Volatility: The value of the securities in the portfolio may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the portfolio, including hampering the ability of the portfolio’s manager(s) to invest its assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2023.
Financials	34%
Information Technology	21
Consumer Discretionary	17
Communication Services	12
Industrials	8
Health Care	7
Consumer Staples	1
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Small-Cap Growth Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	15.15%	7.73%	13.28%	— %	—
Class A shares at POP[3,4]	8.82	6.52	12.64	—	—
Class C shares at NAV[2] and with CDSC[4]	14.31	6.95	12.45	—	—
Class I shares at NAV[2]	15.47	8.02	13.57	—	—
Class R6 shares at NAV[2]	15.61	8.13	—	9.79	1/30/18
Russell 2000® Growth Index	9.59	1.55	6.72	3.23 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.33%; Net: 1.33%; Class C shares: Gross 2.06%; Net: 2.06%; Class I shares: Gross 1.07%; Net: 1.07%; Class R6 shares: Gross 0.98%, Net 0.98%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2013, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Small-Cap Growth Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2013, for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 27, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: PQSAX
Class C: PQSCX
Class I: PXQSX
Class R6: VQSRX
KAR Small-Cap Value Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned 10.42%, Class C shares at NAV returned 9.59%, Class I shares at NAV returned 10.65%, and Class R6 shares at NAV returned 10.78%. For the same period, the Russell 2000® Value Index, which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned 7.84%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
Markets underperformed in 2022, driven largely by expectations of higher inflation and global central bank tightening in response to elevated inflation. Late in 2022, markets began to see some relief in terms of inflation expectations, which led to a rally in equities that started in early 2023. However, the rally slowed toward the end of the third quarter of 2023 on the realization that the Federal Reserve (the Fed) might have to hold interest rates higher for longer.
For the fiscal year ended September 30, 2023, the S&P 500® Index returned 21.62% and small-capitalization stocks, as represented by the
Russell 2000® Index, returned 8.93%. Growth stocks outperformed value stocks over the fiscal year, with the Russell 1000® Growth Index returning 27.72% and the Russell 1000® Value Index returning 14.44%.
What factors affected the Fund’s performance during its fiscal year?
The Fund outperformed the Russell 2000® Value Index for the fiscal year ended September 30, 2023. Positive stock selection and an underweight in health care, as well as positive stock selection in financials contributed to performance. An underweight in energy and poor stock selection in consumer discretionary detracted from performance.
The biggest contributors to performance during the 12-month period were Watsco, Houlihan Lokey, SiteOne Landscape Supply, Primerica, and RLI.
The biggest detractors from performance during the period were Leslie’s, Stock Yards Bancorp, Bank of Hawaii, First Financial Bankshares, and Lakeland Financial.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Industrial Concentration: Because the Fund is presently heavily weighted in the industrial sector, it will be impacted by that sector’s performance more than a fund with broader sector diversification.
Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.
Sector Focused Investing: Events negatively affecting a particular industry or market sector in which the Fund focuses its investments may cause the value of the Fund to decrease.
Market Volatility: The value of the securities in the portfolio may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the portfolio, including hampering the ability of the portfolio’s manager(s) to invest its assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2023.
Industrials	37%
Financials	26
Consumer Discretionary	14
Consumer Staples	7
Materials	6
Information Technology	4
Health Care	3
Other	3
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Small-Cap Value Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	10.42%	3.91%	7.43%	— %	—
Class A shares at POP[3,4]	4.35	2.74	6.82	—	—
Class C shares at NAV[2] and with CDSC[4]	9.59	3.12	6.63	—	—
Class I shares at NAV[2]	10.65	4.15	7.69	—	—
Class R6 shares at NAV[2]	10.78	4.24	—	8.47	11/3/16
Russell 2000® Value Index	7.84	2.59	6.19	6.93 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.19%; Net: 1.19%; Class C shares: Gross 1.96%; Net: 1.96%; Class I shares: Gross 0.97%; Net: 0.97%; Class R6 shares: Gross 0.88%, Net 0.88%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2013, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Small-Cap Value Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2013, for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 27, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: VKSAX
Class C: VKSCX
Class I: VKSIX
Class R6: VKSRX
KAR Small-Mid Cap Core Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of long-term capital appreciation, with dividend income a secondary consideration. There is no guarantee that the Fund will meet its objectives.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned 21.88%, Class C shares at NAV returned 20.96%, Class I shares at NAV returned 22.15%, and Class R6 shares at NAV returned 22.39%. For the same period, the Russell 2500™ Index, which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned 11.28%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
Markets underperformed in 2022, driven largely by expectations of higher inflation and global central bank tightening in response to elevated inflation. Late in 2022, markets began to see some relief in terms of inflation expectations, which led to a rally in equities that started in early 2023. However, the rally slowed toward the end of the third quarter of 2023 on the realization that the Federal Reserve (the Fed) might have to hold interest rates higher for longer.
For the fiscal year ended September 30, 2023, the S&P 500®Index returned 21.62% and small-capitalization stocks, as represented by the Russell 2000® Index, returned 8.93%. Growth stocks outperformed value stocks over the fiscal year, with the Russell 1000® Growth Index returning 27.72% and the Russell 1000® Value Index returning 14.44%.
What factors affected the Fund’s performance during its fiscal year?
The Fund outperformed the Russell 2500TM Index for the fiscal year ended September 30, 2023. Positive stock selection and an overweight in industrials, as well as positive stock selection and an underweight in health care contributed to performance. Underweight positions in energy and consumer staples detracted from performance.
The biggest contributors to performance during the 12-month period were Bentley Systems, Fair Isaac, Lennox International, SiteOne Landscape Supply, and Watsco.
The biggest detractors from performance during the period were Aspen Technology, Jack Henry & Associates, Zebra Technologies, Choice Hotels International, and Exponent.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Technology Concentration: Because the Fund is presently heavily weighted in the technology sector, it will be impacted by that sector’s performance more than a fund with broader sector diversification.
Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.
Market Volatility: The value of the securities in the portfolio may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the portfolio, including hampering the ability of the portfolio’s manager(s) to invest its assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2023.
Industrials	29%
Information Technology	26
Consumer Discretionary	19
Financials	14
Health Care	10
Materials	2
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Small-Mid Cap Core Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	5 Years	Since inception	Inception date
Class A shares at NAV[2]	21.88%	9.40%	9.90%	3/7/18
Class A shares at POP[3,4]	15.17	8.17	8.78	3/7/18
Class C shares at NAV[2] and with CDSC[4]	20.96	8.57	9.08	3/7/18
Class I shares at NAV[2]	22.15	9.67	10.18	3/7/18
Class R6 shares at NAV[2]	22.39	9.77	10.27	3/7/18
Russell 2500™ Index	11.28	4.55	5.55 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.25%, Net 1.29%; Class C shares: Gross 2.02%, Net 2.03%; Class I shares: Gross 1.00%, Net 1.01%; Class R6 shares: Gross 0.91%; Net 0.97%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on March 7, 2018 (inception date of the Fund), for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Small-Mid Cap Core Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on March 7, 2018 (inception date of the Fund), for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
Growth of $2,500,000 for periods ended 9/30

This chart assumes an initial investment of $2,500,000 made on March 7, 2018 (inception date of the Fund), for Class R6 shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 27, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2024. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: VAKSX
Class C: VCKSX
Class I: VIKSX
Class R6: VRKSX
KAR Small-Mid Cap Growth Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned 17.72%, Class C shares at NAV returned 16.78%, Class I shares at NAV returned 18.02%, and Class R6 shares at NAV returned 17.99%. For the same period, the Russell 2500™ Growth Index, which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned 10.61%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
Markets underperformed in 2022, driven largely by expectations of higher inflation and global central bank tightening in response to elevated inflation. Late in 2022, markets began to see some relief in terms of inflation expectations, which led to a rally in equities that started in early 2023. However, the rally slowed toward the end of the third quarter of 2023 on the realization that the Federal Reserve (the Fed) might have to hold interest rates higher for longer.
For the fiscal year ended September 30, 2023, the S&P 500® Index returned 21.62% and small-capitalization stocks, as represented by the Russell 2000® Index, returned 8.93%. Growth stocks outperformed value stocks over the fiscal year, with the Russell 1000® Growth Index returning 27.72% and the Russell 1000® Value Index returning 14.44%.
What factors affected the Fund’s performance during its fiscal year?
The Fund outperformed the Russell 2500TM Growth Index for the fiscal year ended September 30, 2023. Positive stock selection and an overweight in industrials, as well as positive stock selection in consumer discretionary contributed to performance. Poor stock selection and an overweight in financials, and an underweight in energy detracted from performance.
The biggest contributors to performance during the 12-month period were Fair Isaac, Copart, Bentley Systems, West Pharmaceutical Services, and Duck Creek Technologies.
The biggest detractors from performance during the period were Silk Road Medical, Certara, Jack Henry & Associates, Atrion, and Copperleaf Technologies.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2023.
Industrials	24%
Information Technology	24
Health Care	20
Financials	16
Consumer Discretionary	7
Communication Services	4
Consumer Staples	3
Short-Term Investment	2
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Small-Mid Cap Growth Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	Since inception	Inception date
Class A shares at NAV[2]	17.72%	-3.30%	12/8/20
Class A shares at POP[3,4]	11.25	-5.23	12/8/20
Class C shares at NAV[2] and with CDSC[4]	16.78	-4.03	12/8/20
Class I shares at NAV[2]	18.02	-3.04	12/8/20
Class R6 shares at NAV[2]	17.99	-3.00	12/8/20
Russell 2500™ Growth Index	10.61	-5.43 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 2.76%, Net 1.30%; Class C shares: Gross 3.43%, Net 2.05%; Class I shares: Gross 2.57%, Net 1.05%; Class R6 shares: Gross 2.43%, Net 0.99%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on December 8, 2020 (inception date of the Fund), for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Small-Mid Cap Growth Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on December 8, 2020 (inception date of the Fund), for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
This chart assumes an initial investment of $2,500,000 made on December 8, 2020 (inception date of the Fund), for Class R6 shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales changes. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 27, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2024. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: VKSDX
Class C: VKSEX
Class I: VKSFX
Class R6: VKSGX
KAR Small-Mid Cap Value Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned 9.96%, Class C shares at NAV returned 9.21%, Class I shares at NAV returned 10.29%, and Class R6 shares at NAV returned 10.37%. For the same period, the Russell 2500™ Value Index, which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned 11.34%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
Markets underperformed in 2022, driven largely by expectations of higher inflation and global central bank tightening in response to elevated inflation. Late in 2022, markets began to see some relief in terms of inflation expectations, which led to a rally in equities that started in early 2023. However, the rally slowed toward the end of the third quarter of 2023 on the realization that the Federal Reserve (the Fed) might have to hold interest rates higher for longer.
For the fiscal year ended September 30, 2023, the S&P 500® Index returned 21.62% and small-capitalization stocks, as represented by the Russell 2000® Index, returned 8.93%. Growth stocks outperformed value stocks over the fiscal year, with the Russell 1000® Growth Index returning 27.72% and the Russell 1000® Value Index returning 14.44%.
What factors affected the Fund’s performance during its fiscal year?
The Fund underperformed the Russell 2500TM Value Index for the fiscal year ended September 30, 2023. Poor stock selection in consumer discretionary and an underweight in energy detracted from performance. Positive stock selection and an underweight in health care, as well as positive stock selection in consumer staples contributed to performance.
The biggest contributors to performance during the 12-month period were Lennox International, Thor Industries, TransUnion, Gentex, and Teradyne.
The biggest detractors from performance during the period were Leslie’s, Bank of Hawaii, Jack Henry & Associates, American Software, and Zebra Technologies.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2023.
Industrials	36%
Financials	22
Consumer Discretionary	13
Information Technology	10
Consumer Staples	7
Materials	5
Health Care	2
Other (includes short-term investment)	5
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Small-Mid Cap Value Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	Since inception	Inception date
Class A shares at NAV[2]	9.96%	-6.96%	8/3/21
Class A shares at POP[3,4]	3.91	-9.37	8/3/21
Class C shares at NAV[2] and with CDSC[4]	9.21	-7.67	8/3/21
Class I shares at NAV[2]	10.29	-6.75	8/3/21
Class R6 shares at NAV[2]	10.37	-6.67	8/3/21
Russell 2500™ Value Index	11.34	-3.05 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 4.09%, Net 1.17%; Class C shares: Gross 4.85%, Net 1.92%; Class I shares: Gross 3.88%, Net 0.92%; Class R6 shares: Gross 3.81%; Net 0.82%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on August 3, 2021 (inception date of the Fund), for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Small-Mid Cap Value Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on August 3, 2021 (inception date of the Fund), for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
Growth of $2,500,000 for periods ended 9/30

This chart assumes an initial investment of $2,500,000 made on August 3, 2021 (inception date of the Fund), for Class R6 shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 27, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2024. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: VAEGX
Class C: VCEGX
Class I: VIEGX
Class R6: VESRX
SGA Emerging Markets Growth Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Sustainable Growth Advisers, LP
■	The Fund is non-diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned 10.53%, Class C shares at NAV returned 9.71%, Class I shares at NAV returned 10.78%, and Class R6 shares at NAV returned 10.95%. For the same period, the MSCI Emerging Markets Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned 11.70%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
After demonstrating significant weakness during the prior fiscal year, emerging markets rebounded in the first half of the fiscal year ended September 30, 2023. After a five-quarter losing streak, the longest on record for the MSCI Emerging Markets Index (net) since its inception in 1988, the Index bounced back in the fourth quarter of 2022 due to a weakening U.S. dollar and a strong recovery in Chinese equities. The rally continued into early 2023, driven by strength in semiconductors and tech hardware, as well as expectations that China’s reopening after Covid lockdowns would provide a tailwind for the global economy. While monetary policies remained restrictive across much of the world, corporate earnings results continued to come in ahead of expectations.
Toward the end of the fiscal year, however, the market’s rosy outlook began to fade as disappointing economic results led to weakness in China. Rising bond yields and a stronger U.S. dollar, given the
Federal Reserve’s (the Fed’s) willingness to hold interest rates higher for longer, weighed on emerging market currencies and companies with faster growth. Value stocks significantly outperformed growth stocks over the 12-month period. The information technology and energy sectors led returns for the MSCI Emerging Markets Index (net) by a wide margin. The communication services sector also outperformed, while all other sectors trailed the Index. The utilities, real estate, and health care sectors performed worst.
What factors affected the Fund’s performance during its fiscal year?
The Fund slightly underperformed its benchmark, the MSCI Emerging Markets Index (net), for the 12 months ended September 30, 2023. Stock selection contributed positively to relative results, while sector allocation effects, which are a byproduct of our bottom-up stock selection process, detracted from returns. Stock selection contributed most in the consumer staples and consumer discretionary sectors, but was offset somewhat by negative selection in health care, information technology, and communication services. The Fund’s significant overweight exposures in consumer staples and consumer discretionary detracted from relative results, as did an underweight to information technology and a lack of exposure to energy. From a country perspective, the Fund benefited most from selection in Brazil, Thailand, and South Africa, while selection in China, South Korea, and India detracted. The Fund’s overweight exposures to Mexico and Argentina contributed to results, while a lack of exposure to Taiwan dragged on returns.
The largest contributors to Fund performance for the 12-month period were FEMSA, MercadoLibre, XP, Fast Retailing, and Adidas. The five largest detractors from Fund performance for the period were JD.com, Bud APAC, Shandong Weigao, Mengniu Dairy, and Kakao.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the portfolio, including hampering the ability of the portfolio’s manager(s) to invest its assets as intended.
Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.
Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated portfolio.
Consumer Concentration: Because the Fund is presently heavily weighted in the consumer sector, it will be impacted by that sector’s performance more than a fund with broader sector diversification.
ESG: The Fund’s consideration of ESG factors could cause the Fund to perform differently from other funds. While the subadviser believes that the integration of ESG factors into the Fund’s investment process has the potential to contribute to performance, ESG factors may not be considered for every investment decision and there is no guarantee that the integration of ESG factors will result in better performance.
Currency Rate: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s shares.
Depositary Receipts: Investments in foreign companies through depositary receipts may expose
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

SGA Emerging Markets Growth Fund (Continued)
the Fund to the same risks as direct investments in securities of foreign issuers.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2023.
Consumer Staples	36%
Financials	24
Consumer Discretionary	22
Communication Services	8
Information Technology	6
Materials	2
Health Care	2
Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

SGA Emerging Markets Growth Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	Since inception	Inception date
Class A shares at NAV[2]	10.53%	0.48%	6/13/19
Class A shares at POP[3,4]	4.45	-0.83	6/13/19
Class C shares at NAV[2] and with CDSC[4]	9.71	-0.27	6/13/19
Class I shares at NAV[2]	10.78	0.75	6/13/19
Class R6 shares at NAV[2]	10.95	0.91	6/13/19
MSCI Emerging Markets Index (net)	11.70	0.92 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 3.01%, Net 1.48%; Class C shares: Gross 3.75%, Net 2.23%; Class I shares: Gross 2.74%, Net 1.23%; Class R6 shares: Gross 2.72%, Net 1.05%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on June 13, 2019 (inception date of the Fund), for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

SGA Emerging Markets Growth Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on June 13, 2019 (inception date of the Fund), for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
Growth of $2,500,000 for periods ended 9/30

This chart assumes an initial investment of $2,500,000 made on June 13, 2019 (inception date of the Fund), for Class R6 shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 27, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2024. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: SGAAX
Class C: SGACX
Class I: SGAPX
Class R6: SGARX
SGA Global Growth Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Sustainable Growth Advisers, LP
■	The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned 23.95%, Class C shares at NAV returned 23.01%, Class I shares at NAV returned 24.27%, and Class R6 shares at NAV returned 24.49%. For the same period, the MSCI All Country World Index (net), returned 20.80%, and the MSCI All Country World Growth Index (net), returned 24.41%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
After demonstrating significant weakness in the prior fiscal year, global markets rebounded strongly over the 12 months ended September 30, 2023. Following aggressive initial increases in interest rates, investors reacted positively as central banks around the world began to slow their pace of tightening. While monetary policies remained restrictive across much of the world, corporate earnings results continued to come in ahead of expectations. Results in the information technology sector and related areas were boosted further by enthusiasm for the next wave of technological revolution expected to be brought about by artificial intelligence. The change in sentiment and the increased optimism around a “soft landing” for the economy helped growth stocks to outperform value significantly over the 12-month period.
Toward the end of the fiscal year, the market’s rosy outlook began to fade as fears of rates staying higher for longer dragged on the U.S. and other developed markets, while China’s disappointing economic rebound caused weakness in other emerging markets. The information technology sector led returns for the MSCI All Country World Index (net) by a wide margin. The communication services, energy, and industrials sectors also outperformed, while all other sectors trailed the Index. The real estate, utilities, and consumer staples sectors performed the worst.
What factors affected the Fund’s performance during its fiscal year?
The Fund outperformed its benchmark, the MSCI All Country World Index (net), for the 12 months ended September 30, 2023. Fund holdings that could be characterized as growth companies performed well. However, the performance of companies with attractive business quality metrics, which are key elements of our investment approach, was mixed. Stock selection drove the Fund’s outperformance, particularly in the health care sector. Selection in real estate and consumer discretionary also contributed, while selection in financials and industrials detracted. Sector allocations, which are a byproduct of our bottom-up stock selection process, detracted from relative returns, driven primarily by an overweight to health care and a lack of exposure to energy.
The five largest contributors to Fund performance during the 12-month period were Novo Nordisk, Intuitive, Microsoft, Adobe, and Visa. The five largest detractors from Fund performance were XP, Mengniu Dairy, Danaher, CPKC, and Recruit.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.
Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.
Technology Concentration: Because the Fund is presently heavily weighted in the technology sector, it will be impacted by that sector’s performance more than a fund with broader sector diversification.
ESG: The Fund’s consideration of ESG factors could cause the Fund to perform differently from other fund. While the subadviser believes that the integration of ESG factors into the Fund’s investment process has the potential to contribute to performance, ESG factors may not be considered for every investment decision and there is no guarantee that the integration of ESG factors will result in better performance.
Currency Rate: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s shares.
Depositary Receipts: Investments in foreign companies through depositary receipts may expose the Fund to the same risks as direct investments in securities of foreign issuers.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

SGA Global Growth Fund (Continued)
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2023.
Information Technology	25%
Financials	23
Health Care	21
Consumer Discretionary	10
Consumer Staples	7
Communication Services	6
Industrials	3
Other	5
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

SGA Global Growth Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	23.95%	6.78%	— %	9.24%	10/4/13
Class A shares at POP[3,4]	17.13	5.58	—	8.62	10/4/13
Class C shares at NAV[2] and with CDSC[4]	23.01	6.00	—	8.43	10/4/13
Class I shares at NAV[2]	24.27	7.02	—	9.37	10/4/13
Class R6 shares at NAV[2]	24.49	7.27	9.79	—	—
MSCI All Country World Index (net)	20.80	6.46	7.56	7.51 [5]	—
MSCI All Country World Growth Index (net)	24.41	8.37	9.53	9.50 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.44%, Net 1.33%; Class C shares: Gross 2.13%, Net 2.08%; Class I shares: Gross 1.16%, Net 1.08%; Class R6 shares: Gross 1.03%, Net 0.90%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
This chart assumes an initial investment of $2,500,000 made on September 30, 2013, for Class R6 shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index returned 8.16% for the inception date of Class P shares and 7.90% for the inception date of Institutional Class shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 27, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2024. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The indexes are unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: VNLAX
Class C: VNLCX
Class I: VNLIX
Class R6: VNLRX
SGA New Leaders Growth Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Sustainable Growth Advisers, LP
■	The Fund is non-diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned 12.80%, Class C shares at NAV returned 12.02%, Class I shares at NAV returned 13.05%, and Class R6 shares at NAV returned 13.32%. For the same period, the MSCI All Country World Mid Cap Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned 15.67%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
After demonstrating significant weakness in the prior fiscal year, global markets rebounded strongly over the 12 months ended September 30, 2023. Following aggressive initial increases in interest rates, investors reacted positively as central banks around the world began to slow their pace of tightening. While monetary policies remained restrictive across much of the world, corporate earnings results continued to come in ahead of expectations. Results in the information technology sector and related areas were boosted further by enthusiasm for the next wave of technological revolution expected to be brought about by artificial intelligence. The change in sentiment and the increased optimism around a “soft landing” for the economy helped growth stocks to outperform value over the 12-month period.
Toward the end of the fiscal year, the market’s rosy outlook began to fade as fears of rates staying higher for longer dragged on the U.S. and other developed markets, while China’s disappointing economic rebound caused weakness in other emerging markets. The energy sector led returns for the MSCI All Country World Mid Cap Index (net) by a wide margin. The information technology, industrials, and consumer discretionary sectors also outperformed, while all other sectors trailed the Index. The real estate, utilities, and communication services sectors performed the worst.
What factors affected the Fund’s performance during its fiscal year?
The Fund underperformed its benchmark, the MSCI All Country World Mid Cap Index (net), for the 12 months ended September 30, 2023. Companies with attractive business quality metrics were generally not rewarded, and companies with higher gross margins and greater sales stability underperformed. Stock selection contributed to the Fund’s performance, particularly in the consumer staples, real estate, and consumer discretionary sectors. This was largely offset, however, by stock selection in financials and information technology. Sector allocations, which are a byproduct of our bottom-up stock selection process, detracted from relative returns, driven primarily by an underweight to industrials, an overweight to consumer staples, and a lack of exposure to energy.
The five largest contributors to Fund performance during the 12-month period were FEMSA, FleetCor, MercadoLibre, Workday, and Spotify. The five largest detractors from Fund performance were First Republic Bank, Shandong Weigao, EPAM Systems, Adyen, and Kakao.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.
Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.
ESG: The Fund’s consideration of ESG factors could cause the Fund to perform differently from other funds. While the subadviser believes that the integration of ESG factors into the Fund’s investment process has the potential to contribute to performance, ESG factors may not be considered for every investment decision and there is no guarantee that the integration of ESG factors will result in better performance.
Currency Rate: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s shares.
Depositary Receipts: Investments in foreign companies through depositary receipts may expose the Fund to the same risks as direct investments in securities of foreign issuers.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

SGA New Leaders Growth Fund (Continued)
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2023.
Health Care	21%
Information Technology	17
Consumer Staples	16
Financials	15
Consumer Discretionary	10
Communication Services	9
Materials	6
Other	6
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

SGA New Leaders Growth Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	Since inception	Inception date
Class A shares at NAV[2]	12.80%	-11.09%	11/17/20
Class A shares at POP[3,4]	6.59	-12.83	11/17/20
Class C shares at NAV[2] and with CDSC[4]	12.02	-11.75	11/17/20
Class I shares at NAV[2]	13.05	-10.87	11/17/20
Class R6 shares at NAV[2]	13.32	-10.70	11/17/20
MSCI All Country World Mid Cap Index (net)	15.67	1.59 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 2.43%, Net 1.34%; Class C shares: Gross 3.16%, Net 2.09%; Class I shares: Gross 2.18%, Net 1.09%; Class R6 shares: Gross 2.23%, Net 0.91%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on November 17, 2020 (inception date of the Fund), for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

SGA New Leaders Growth Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on November 17, 2020 (inception date of the Fund), for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
Growth of $2,500,000 for periods ended 9/30

This chart assumes an initial investment of $2,500,000 made on November 17, 2020 (inception date of the Fund), for Class R6 shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 27, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2024. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: NAINX
Class C: POICX
Class I: VTAIX
Class R6: VTARX
Tactical Allocation Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick
Investment Management, LLC
(Domestic and International Equity
Portfolio) and Newfleet Asset
Management, LLC
(Fixed Income Portfolio)
■	The Fund is diversified and has investment objectives of capital appreciation and income. There is no guarantee that the Fund will meet its objectives.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned 15.81%, Class C shares at NAV returned 14.92%, and Class I shares at NAV returned 16.11%, and Class R6 shares at NAV returned 16.26%. For the same period, the Bloomberg U.S. Aggregate Bond Index; a broad-based fixed income index, returned 0.64%, the MSCI ACWI ex USA SMID Cap Index (net); a broad-based International Index, returned 19.95%; and the Russell 1000® Growth Index; a broad-based US equity index, returned 27.72%. The Tactical Allocation Fund Linked Benchmark, the Fund’s style-specific benchmark, returned 15.41%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
Domestic & International Equities
Markets underperformed in 2022, driven largely by expectations of higher inflation and global central bank tightening in response to elevated inflation. Late in 2022, markets began to see some relief in terms of inflation expectations, which led to a rally in equities that started in early 2023. However, the rally slowed toward the end of the third quarter of 2023 on the realization that the Federal Reserve (the Fed) might have to hold interest rates higher for longer.
For the fiscal year ended September 30, 2023, the S&P 500® Index returned 21.62% and small-capitalization stocks, as represented by the Russell 2000® Index, returned 8.93%. Growth stocks outperformed value stocks over the fiscal year, with the Russell 1000® Growth Index returning 27.72% and the Russell 1000® Value Index returning 14.44%.
For the fiscal year ended September 30, 2023, non-U.S. developed markets, represented by the MSCI EAFE® Index (net), returned 25.65%, outperforming U.S. stocks, while emerging markets, represented by the MSCI Emerging Markets Index (net), returned 11.70%, underperforming U.S. stocks.
Fixed Income
As the third quarter of 2023 came to an end, economic transitions were proceeding across the globe. China was struggling with a slowing economy amid calls for more stimulus, despite having ended its strict zero-COVID policies earlier in the year. Europe, too, was wrestling with a slowing economy and inflation that remained above official targets. In the meantime, the U.S. economy proved remarkably resilient – unlike other major world economies, it defied expectations of a slowdown, leading to a growing consensus that the Federal Reserve (the Fed) might be able to pull off the often-elusive soft landing. The main risk to this scenario remained the unpredictable cumulative effect of 18 months of monetary tightening on the economy. Because monetary policy works on the economy with a lag, it presents a challenge to central bankers who are trying to return inflation to target without the associated economic pain of higher interest rates.
During the 12 months ended September 30, 2023, the Fed raised its main policy interest rate by 2.25% in its continuing fight to tame inflation. This resulted in significant progress on headline inflation readings as supply chains healed, demand shifted from goods to services, and energy prices rebalanced. Core readings of inflation, however, remained stubbornly above targets at the end of the period. That said, market expectations held that that most major global central banks were approaching the end of their interest rate increases. Evidence of this could be found in the Fed’s most recent summary of economic projections, which indicated one more rate increase. The Bank of England (BOE) paused its rate hikes during the period, while the European Central Bank (ECB) signaled a pause. However, market expectations of a quick reversal of tighter policy moderated, and the higher-for-longer narrative was taking hold by the end of the fiscal year. The Fed tamped down expectations of rapid rate cuts in 2024 and 2025, and the ECB and BOE remained committed to the inflation fight, which could lead to their rates staying elevated for longer as well. As the fiscal year came to an end, it was clear that there was still work to be done on the inflation front.
Despite the volatility during the fiscal year, financial market performance was resilient, with most risk assets outperforming U.S. Treasuries. The U.S. Treasury yield curve shifted higher during the period and remained inverted as of September 30, 2023. The 2-year Treasury yield increased 0.77%, the 5-year Treasury yield increased by 0.52%, the 10-year Treasury yield increased by 0.74%, and the 30-year Treasury yield moved 0.92% higher.
What factors affected the Fund’s performance during its fiscal year?
Domestic Equities
The Fund’s domestic equity portfolio underperformed the Russell 1000® Growth Index for the fiscal year ended September 30, 2023. Poor stock selection and an overweight in financials, as well as poor stock selection and an underweight in communication services detracted from performance. Positive stock selection in information technology and consumer discretionary contributed to performance.
The biggest contributors to performance during the 12-month period were NVIDIA, Visa, Fair Isaac, MongoDB, and Uber Technologies.
The biggest detractors from performance during the period were Paycom Software, BILL, Estee Lauder, Amazon.com, and ZoomInfo Technologies.
International Equities
The Fund’s international equity portfolio outperformed the MSCI ACWI ex USA SMID Cap Index (net) for the fiscal year ended September 30, 2023. Positive stock selection in consumer discretionary and communication services contributed to performance. Poor stock selection in financials and information technology detracted from performance.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Tactical Allocation Fund (Continued)
From a country perspective, positive stock selection and an overweight in the U.K., and positive stock selection and an underweight in Canada contributed to performance. Poor stock selection in South Korea, and poor stock selection and an overweight in Singapore detracted from performance.
The biggest contributors to performance from a stock selection perspective during the 12-month period were Baltic Classifieds, Mercari, Auto Trader, Allegro.eu Societe, and MTU Aero Engines.
The biggest detractors from performance during the period were AJ Bell, Benefit One, PT Dayamitra Telekomunikasi, CTS Eventim, and FDM Group.
Fixed Income
The Fund’s underweight to U.S. Treasuries contributed to performance for the 12 months ended September 30, 2023. Selection within investment grade corporate bonds, and the allocations to corporate high yield bonds and bank loans had a positive impact on performance for the period.
The Fund’s duration, or sensitivity to changes in interest rates, and yield curve positioning within U.S. Treasuries detracted from performance.
Longer duration municipal bonds detracted from performance, however, issue selection within the sector had a positive impact on performance during the 12-month period.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Allocation: The risk that the portfolio’s exposure to equities and fixed income securities, or to different asset classes, may vary from the intended allocation or may not be optimal for market conditions at a given time.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Market Volatility: The value of the securities in the portfolio may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the portfolio, including hampering the ability of the portfolio’s manager(s) to invest its assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2023.
Common Stocks		67%
Information Technology	18%
Consumer Discretionary	11
Industrials	10
All Other Common Stocks	28
Corporate Bonds and Notes		11
Financials	4
Energy	1
Industrials	1
All Other Corporate Bonds and Notes	5
Mortgage-Backed Securities		10
U.S. Government Securities		4
Asset-Backed Securities		4
Leveraged Loans		2
Municipal Bonds		1
Other (includes securities lending collateral)		1
Total		100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Tactical Allocation Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	15.81%	4.36%	5.52%	— %	—
Class A shares at POP[3,4]	9.44	3.18	4.92	—	—
Class C shares at NAV[2] and with CDSC[4]	14.92	3.55	4.71	—	—
Class I shares at NAV[2]	16.11	—	—	6.64	1/29/19
Class R6 shares at NAV[2]	16.26	—	—	-3.09	10/20/20
Bloomberg U.S. Aggregate Bond Index	0.64	0.10	1.13	— [5]	—
MSCI All Country World ex USA Small Mid-Cap Index (net)	19.95	1.95	3.82	— [6]	—
Russell 1000® Growth Index	27.72	12.42	14.48	— [7]	—
Tactical Allocation Fund Linked Benchmark	15.41	6.36	7.82	— [8]	—
Fund Expense Ratios[9]: Class A shares: Gross 1.05%, Net 0.99%; Class C shares: Gross 1.86%, Net 1.75%; Class I shares: Gross 0.85%, Net 0.76%; Class R6 shares: Gross 0.69%, Net 0.60%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2013, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index returned -0.35% from the inception date of Class I shares and -5.22% from the inception date of Class R6 shares
[6]	The since inception index returned 3.97% from the inception date of Class I shares and 2.36% from the inception date of Class R6 shares.
[7]	The since inception index returned 16.31% from the inception date of Class I shares and 7.25% from the inception date of Class R6 shares
[8]	The since inception index returned 8.10% for the inception date of Class I shares and 1.76% for the inception date of Class R6 shares.
[9]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 27, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2024. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Tactical Allocation Fund (Continued)
The indexes are unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Capital Growth Fund
SCHEDULE OF INVESTMENTS September 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—99.4%
Communication Services—3.3%
Trade Desk, Inc. (The) Class A(1)	217,363	$ 16,987
Consumer Discretionary—19.6%
Airbnb, Inc. Class A(1)	80,101	10,991
Amazon.com, Inc.(1)	211,155	26,842
AutoZone, Inc.(1)	3,340	8,483
Home Depot, Inc. (The)	30,039	9,077
Marriott International, Inc. Class A	75,962	14,931
MercadoLibre, Inc.(1)	7,100	9,002
NIKE, Inc. Class B	129,647	12,397
Ross Stores, Inc.	84,033	9,491
		101,214

Consumer Staples—5.4%
Estee Lauder Cos., Inc. (The) Class A	38,787	5,607
McCormick & Co., Inc. Non-voting Shares	96,415	7,293
Monster Beverage Corp.(1)	205,145	10,862
PepsiCo, Inc.	24,574	4,164
		27,926

Energy—3.8%
Devon Energy Corp.	62,291	2,971
Hess Corp.	38,736	5,927
Pioneer Natural Resources Co.	25,833	5,930
Schlumberger N.V.	81,920	4,776
		19,604

	Shares	Value

Financials—11.7%
Bank of America Corp.	158,825	$ 4,349
Block, Inc. Class A(1)	114,450	5,065
Progressive Corp. (The)	86,049	11,986
S&P Global, Inc.	20,877	7,629
Visa, Inc. Class A	136,302	31,351
		60,380

Health Care—9.9%
Danaher Corp.	45,869	11,380
Eli Lilly & Co.	23,626	12,690
IDEXX Laboratories, Inc.(1)	11,513	5,034
Mettler-Toledo International, Inc.(1)	3,846	4,262
Zoetis, Inc. Class A	101,897	17,728
		51,094

Industrials—10.0%
Equifax, Inc.	41,531	7,608
Fair Isaac Corp.(1)	16,931	14,705
Paycom Software, Inc.	65,566	16,999
Uber Technologies, Inc.(1)	274,710	12,634
		51,946

Information Technology—30.5%
Accenture plc Class A	37,800	11,609
Amphenol Corp. Class A	236,901	19,897
BILL Holdings, Inc.(1)	98,576	10,702
Cadence Design Systems, Inc.(1)	23,355	5,472
Gartner, Inc.(1)	15,388	5,287
MongoDB, Inc. Class A(1)	37,075	12,823
NVIDIA Corp.	118,985	51,757
Roper Technologies, Inc.	26,302	12,738
Shopify, Inc. Class A(1)	83,123	4,536
	Shares	Value

Information Technology—continued
Snowflake, Inc. Class A(1)	57,634	$ 8,805
Workday, Inc. Class A(1)	67,502	14,503
		158,129

Materials—1.7%
Ecolab, Inc.	53,270	9,024
Real Estate—3.5%
CoStar Group, Inc.(1)	161,057	12,384
Prologis, Inc.	53,110	5,959
		18,343

Total Common Stocks (Identified Cost $241,451)		514,647

Total Long-Term Investments—99.4% (Identified Cost $241,451)		514,647

TOTAL INVESTMENTS—99.4% (Identified Cost $241,451)		$514,647
Other assets and liabilities, net—0.6%		3,001
NET ASSETS—100.0%		$517,648

Abbreviation:
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$514,647	$514,647
Total Investments	$514,647	$514,647
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Equity Income Fund
SCHEDULE OF INVESTMENTS September 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—98.3%
Communication Services—5.7%
Omnicom Group, Inc.	35,383	$ 2,635
Verizon Communications, Inc.	132,576	4,297
		6,932

Consumer Discretionary—0.6%
McDonald’s Corp.	2,561	675
Consumer Staples—12.1%
Coca-Cola Co. (The)	60,833	3,405
Flowers Foods, Inc.	123,131	2,731
Kimberly-Clark Corp.	29,114	3,518
PepsiCo, Inc.	21,611	3,662
Procter & Gamble Co. (The)	9,356	1,365
		14,681

Energy—3.0%
Chevron Corp.	10,519	1,774
Hess Corp.	12,398	1,897
		3,671

Financials—17.3%
Bank of Hawaii Corp.(1)	60,607	3,012
PNC Financial Services Group, Inc. (The)	34,725	4,263
Prudential Financial, Inc.	17,862	1,695
Safety Insurance Group, Inc.	38,066	2,596
T. Rowe Price Group, Inc.	35,639	3,737
Zurich Insurance Group AG ADR	126,433	5,788
		21,091

Health Care—14.5%
AbbVie, Inc.	33,843	5,044
Johnson & Johnson	7,485	1,166
Merck & Co., Inc.	23,363	2,405
Patterson Cos., Inc.	106,353	3,152
Pfizer, Inc.	106,326	3,527
Takeda Pharmaceutical Co., Ltd. Sponsored ADR(1)	148,916	2,304
		17,598

	Shares	Value

Industrials—15.5%
BAE Systems plc Sponsored ADR(1)	72,586	$ 3,589
MSC Industrial Direct Co., Inc. Class A	62,251	6,110
Snap-on, Inc.	5,736	1,463
United Parcel Service, Inc. Class B	23,514	3,665
Watsco, Inc.	10,621	4,012
		18,839

Information Technology—9.8%
Cisco Systems, Inc.	70,181	3,773
International Business Machines Corp.	45,869	6,436
Texas Instruments, Inc.	10,580	1,682
		11,891

Materials—7.9%
Amcor plc	537,132	4,920
Eastman Chemical Co.	34,506	2,647
Sonoco Products Co.	37,676	2,048
		9,615

Real Estate—3.0%
Crown Castle, Inc.	16,163	1,487
Getty Realty Corp.	77,381	2,146
		3,633

Utilities—8.9%
Fortis, Inc.	71,740	2,726
Pinnacle West Capital Corp.	35,238	2,596
Southern Co. (The)	60,875	3,940
WEC Energy Group, Inc.	19,148	1,542
		10,804

Total Common Stocks (Identified Cost $115,121)		119,430

Total Long-Term Investments—98.3% (Identified Cost $115,121)		119,430

	Shares	Value

Securities Lending Collateral—4.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.222%)(2)(3)	5,285,449	$ 5,285
Total Securities Lending Collateral (Identified Cost $5,285)		5,285

TOTAL INVESTMENTS—102.6% (Identified Cost $120,406)		$124,715
Other assets and liabilities, net—(2.6)%		(3,191)
NET ASSETS—100.0%		$121,524

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	84%
Switzerland	9
United Kingdom	3
Canada	2
Japan	2
Total	100%
† % of total investments as of September 30, 2023.
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$119,430	$119,430
Securities Lending Collateral	5,285	5,285
Total Investments	$124,715	$124,715
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Global Quality Dividend Fund
SCHEDULE OF INVESTMENTS September 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—97.5%
Communication Services—12.3%
BCE, Inc.	34,495	$ 1,316
Omnicom Group, Inc.	5,476	408
Spark New Zealand Ltd.	407,192	1,174
Verizon Communications, Inc.	29,241	948
		3,846

Consumer Discretionary—2.3%
Canadian Tire Corp., Ltd. Class A	6,559	705
Consumer Staples—8.1%
Coca-Cola Co. (The)	7,998	448
Coca-Cola Europacific Partners plc	7,558	472
Flowers Foods, Inc.	24,001	533
PepsiCo, Inc.	2,946	499
Unilever plc	11,283	559
		2,511

Energy—3.6%
TotalEnergies SE	17,133	1,129
Financials—20.2%
Bank of Hawaii Corp.(1)	7,685	382
IGM Financial, Inc.	37,294	946
PNC Financial Services Group, Inc. (The)	5,070	622
Royal Bank of Canada	6,633	580
Safety Insurance Group, Inc.	7,991	545
Singapore Exchange Ltd.	70,082	500
Sumitomo Mitsui Trust Holdings, Inc.	12,900	486
Tokio Marine Holdings, Inc.	32,260	748
Zurich Insurance Group AG	2,065	948
Zurich Insurance Group AG ADR(1)	11,492	526
		6,283

Health Care—9.4%
AbbVie, Inc.	8,340	1,243
Patterson Cos., Inc.	11,028	327
Pfizer, Inc.	15,790	524
Sonic Healthcare Ltd.	11,543	221
	Shares	Value

Health Care—continued
Takeda Pharmaceutical Co., Ltd.	19,300	$ 599
		2,914

Industrials—12.1%
Adecco Group AG Registered Shares	17,200	709
BAE Systems plc	65,777	801
Deutsche Post AG	27,222	1,109
MSC Industrial Direct Co., Inc. Class A	11,746	1,153
		3,772

Information Technology—7.5%
Cisco Systems, Inc.	6,366	342
International Business Machines Corp.	11,067	1,553
Texas Instruments, Inc.	2,762	439
		2,334

Materials—6.6%
Amcor plc	139,004	1,273
Eastman Chemical Co.	6,345	487
Kemira Oyj	18,252	285
		2,045

Real Estate—1.2%
Crown Castle, Inc.	4,033	371
Utilities—14.2%
Fortis, Inc.	25,442	966
National Grid plc	40,330	482
Pinnacle West Capital Corp.	9,305	686
Southern Co. (The)	18,619	1,205
Terna - Rete Elettrica Nazionale	109,500	825
WEC Energy Group, Inc.	3,374	272
		4,436

Total Common Stocks (Identified Cost $29,693)		30,346

Total Long-Term Investments—97.5% (Identified Cost $29,693)		30,346

	Shares	Value

Securities Lending Collateral—2.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.222%)(2)(3)	697,901	$ 698
Total Securities Lending Collateral (Identified Cost $698)		698

TOTAL INVESTMENTS—99.7% (Identified Cost $30,391)		$31,044
Other assets and liabilities, net—0.3%		93
NET ASSETS—100.0%		$31,137

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	44%
Canada	14
Switzerland	11
United Kingdom	7
Japan	6
New Zealand	4
France	4
Other	10
Total	100%
† % of total investments as of September 30, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Global Quality Dividend Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$30,346	$30,346
Securities Lending Collateral	698	698
Total Investments	$31,044	$31,044
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
See Notes to Financial Statements

KAR Mid-Cap Core Fund
SCHEDULE OF INVESTMENTS September 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—95.9%
Consumer Discretionary—10.8%
Domino’s Pizza, Inc.	142,106	$ 53,828
Pool Corp.	219,479	78,157
Ross Stores, Inc.	604,299	68,256
		200,241

Consumer Staples—4.0%
Lamb Weston Holdings, Inc.	797,537	73,740
Financials—14.8%
Berkley (W.R.) Corp.	575,644	36,548
Broadridge Financial Solutions, Inc.	264,520	47,362
Brown & Brown, Inc.	708,014	49,448
First Financial Bankshares, Inc.	1,325,504	33,297
Houlihan Lokey, Inc. Class A	659,331	70,627
LPL Financial Holdings, Inc.	164,639	39,126
		276,408

Health Care—11.7%
Azenta, Inc.(1)	1,317,607	66,131
Cooper Cos., Inc. (The)	193,611	61,570
West Pharmaceutical Services, Inc.	237,966	89,287
		216,988

Industrials—34.2%
Allegion plc	428,880	44,689
AMETEK, Inc.	740,100	109,357
Equifax, Inc.	228,359	41,831
Exponent, Inc.	881,679	75,472
	Shares	Value

Industrials—continued
HEICO Corp. Class A	493,922	$ 63,825
Lennox International, Inc.	175,569	65,740
Nordson Corp.	284,190	63,423
Old Dominion Freight Line, Inc.	114,883	47,003
Pentair plc	769,458	49,822
Verisk Analytics, Inc. Class A	317,761	75,068
		636,230

Information Technology—19.1%
Aspen Technology, Inc.(1)	344,080	70,282
Bentley Systems, Inc. Class B	1,441,801	72,321
Dolby Laboratories, Inc. Class A	630,525	49,975
Monolithic Power Systems, Inc.	140,645	64,978
Teledyne Technologies, Inc.(1)	119,561	48,850
Zebra Technologies Corp. Class A(1)	207,783	49,147
		355,553

Real Estate—1.3%
Equity LifeStyle Properties, Inc.	392,702	25,019
Total Common Stocks (Identified Cost $1,457,472)		1,784,179

Total Long-Term Investments—95.9% (Identified Cost $1,457,472)		1,784,179

	Shares	Value

Short-Term Investment—0.9%
Money Market Mutual Fund—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.222%)(2)	16,827,790	$ 16,828
Total Short-Term Investment (Identified Cost $16,828)		16,828

TOTAL INVESTMENTS—96.8% (Identified Cost $1,474,300)		$1,801,007
Other assets and liabilities, net—3.2%		60,466
NET ASSETS—100.0%		$1,861,473

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,784,179	$1,784,179
Money Market Mutual Fund	16,828	16,828
Total Investments	$1,801,007	$1,801,007
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
See Notes to Financial Statements

KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS September 30, 2023
($ reported in thousands)
	Shares	Value
Preferred Stock—1.7%
Information Technology—1.7%
Security Scorecard, Inc. Series E(1)(2)(3)	7,919,250	$ 25,097
Total Preferred Stock (Identified Cost $40,000)		25,097

Common Stocks—97.3%
Communication Services—4.0%
ROBLOX Corp. Class A(2)	424,170	12,284
Trade Desk, Inc. (The) Class A(2)	602,920	47,118
		59,402

Consumer Discretionary—21.1%
Domino’s Pizza, Inc.	79,162	29,986
Global-e Online Ltd.(2)	1,001,698	39,808
Las Vegas Sands Corp.	314,187	14,402
MercadoLibre, Inc.(2)	40,308	51,106
Murphy USA, Inc.	50,541	17,271
On Holding AG Class A(2)	510,120	14,192
Pool Corp.	116,200	41,379
Rollins, Inc.	634,644	23,691
Ross Stores, Inc.	255,453	28,853
SiteOne Landscape Supply, Inc.(2)	326,443	53,357
		314,045

Consumer Staples—13.9%
Brown-Forman Corp. Class B	574,757	33,158
Celsius Holdings, Inc.(2)	673,370	115,550
Freshpet, Inc.(2)	221,858	14,616
McCormick & Co., Inc. Non-voting Shares	246,211	18,623
Monster Beverage Corp.(2)	464,301	24,585
		206,532

Energy—4.7%
Devon Energy Corp.	266,637	12,719
	Shares	Value

Energy—continued
Diamondback Energy, Inc.	225,451	$ 34,918
Halliburton Co.	561,000	22,720
		70,357

Financials—8.9%
FleetCor Technologies, Inc.(2)	90,417	23,087
Goosehead Insurance, Inc. Class A(2)	669,858	49,925
MarketAxess Holdings, Inc.	66,308	14,166
T. Rowe Price Group, Inc.	247,575	25,963
Toast, Inc. Class A(2)	1,013,938	18,991
		132,132

Health Care—9.7%
HealthEquity, Inc.(2)	231,335	16,899
IDEXX Laboratories, Inc.(2)	81,184	35,499
Mettler-Toledo International, Inc.(2)	33,686	37,326
STAAR Surgical Co.(2)	260,763	10,478
Waters Corp.(2)	40,536	11,115
Zoetis, Inc. Class A	189,825	33,026
		144,343

Industrials—10.6%
Equifax, Inc.	204,366	37,436
Fair Isaac Corp.(2)	90,147	78,295
Paycom Software, Inc.	163,160	42,303
		158,034

Information Technology—22.1%
Amphenol Corp. Class A	585,043	49,138
BILL Holdings, Inc.(2)	274,590	29,812
Cloudflare, Inc. Class A(2)	351,965	22,188
Datadog, Inc. Class A(2)	281,883	25,677
DoubleVerify Holdings, Inc.(2)	846,336	23,655
Gartner, Inc.(2)	195,769	67,268
Lattice Semiconductor Corp.(2)	231,530	19,895
MongoDB, Inc. Class A(2)	100,310	34,693
	Shares	Value

Information Technology—continued
Roper Technologies, Inc.	44,406	$ 21,505
Teradyne, Inc.	349,600	35,121
		328,952

Real Estate—2.3%
CoStar Group, Inc.(2)	450,994	34,677
Total Common Stocks (Identified Cost $941,924)		1,448,474

Total Long-Term Investments—99.0% (Identified Cost $981,924)		1,473,571

TOTAL INVESTMENTS—99.0% (Identified Cost $981,924)		$1,473,571
Other assets and liabilities, net—1.0%		15,482
NET ASSETS—100.0%		$1,489,053

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	All or a portion of the security is restricted.

Country Weightings (Unaudited)†
United States	93%
Brazil	3
Israel	3
Switzerland	1
Total	100%
† % of total investments as of September 30, 2023.
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2023	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$1,448,474	$1,448,474	$ —
Preferred Stock	25,097	—	25,097
Total Investments	$1,473,571	$1,448,474	$25,097
There were no securities valued using significant observable inputs (Level 2) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
See Notes to Financial Statements

KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Preferred Stocks
Investments in Securities
Balance as of September 30, 2022:	$ 27,955	$ 27,955
Net change in unrealized appreciation (depreciation)(a)	(2,858)	(2,858)
Balance as of September 30, 2023	$ 25,097	$ 25,097
(a) The net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023, was $2,858.
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2023:
Investments in Securities – Assets	Ending Balance at September 30, 2023	Valuation Technique Used	Unobservable Inputs	Input Values

Preferred Stock:
Security Scorecard, Inc. Series E	$25,097	Market and Company Comparables	EV Multiples	6.43x (2.00x - 17.44x)
				6.03x (2.00x - 15.29x)
			Illiquidity Discount	15%
See Notes to Financial Statements

KAR Small-Cap Core Fund
SCHEDULE OF INVESTMENTS September 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—98.9%
Communication Services—3.8%
Rightmove plc	9,575,590	$ 65,683
Consumer Discretionary—7.2%
Acushnet Holdings Corp.	1,510,641	80,124
LCI Industries	381,320	44,775
		124,899

Consumer Staples—1.1%
PriceSmart, Inc.	262,371	19,528
Financials—23.4%
Artisan Partners Asset Management, Inc. Class A	1,259,877	47,145
BancFirst Corp.	420,429	36,464
FactSet Research Systems, Inc.	127,040	55,550
First Hawaiian, Inc.	2,524,755	45,572
Jack Henry & Associates, Inc.	163,600	24,726
Moelis & Co. Class A	1,236,917	55,822
Primerica, Inc.	520,287	100,941
RLI Corp.	307,303	41,759
		407,979

	Shares	Value

Health Care—5.5%
Atrion Corp.	48,880	$ 20,196
CorVel Corp.(1)	379,880	74,703
		94,899

Industrials—46.0%
Donaldson Co., Inc.	373,400	22,270
EMCOR Group, Inc.	646,770	136,074
FTI Consulting, Inc.(1)	626,794	111,826
Graco, Inc.	882,110	64,288
Kadant, Inc.	201,638	45,479
Kforce, Inc.	436,052	26,015
Landstar System, Inc.	409,509	72,458
RBC Bearings, Inc.(1)	249,787	58,483
Simpson Manufacturing Co., Inc.	831,497	124,567
Toro Co. (The)	881,169	73,225
Watts Water Technologies, Inc. Class A	387,374	66,946
		801,631

Information Technology—8.4%
Aspen Technology, Inc.(1)	169,612	34,645
Clearwater Analytics Holdings, Inc. Class A (1)	921,878	17,829
	Shares	Value

Information Technology—continued
Manhattan Associates, Inc.(1)	470,720	$ 93,043
		145,517

Materials—3.5%
UFP Industries, Inc.	602,818	61,728
Total Common Stocks (Identified Cost $1,016,476)		1,721,864

Total Long-Term Investments—98.9% (Identified Cost $1,016,476)		1,721,864

TOTAL INVESTMENTS—98.9% (Identified Cost $1,016,476)		$1,721,864
Other assets and liabilities, net—1.1%		19,624
NET ASSETS—100.0%		$1,741,488

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,721,864	$1,721,864
Total Investments	$1,721,864	$1,721,864
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
See Notes to Financial Statements

KAR Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS September 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—96.6%
Communication Services—12.1%
Auto Trader Group plc	26,638,364	$ 200,729
MediaAlpha, Inc. Class A(1)(2)	3,972,151	32,810
Rightmove plc	24,163,392	165,746
		399,285

Consumer Discretionary—16.3%
Dream Finders Homes, Inc. Class A(1)(2)(3)	3,678,552	81,774
Fox Factory Holding Corp.(1)(2)	2,375,008	235,316
Holley, Inc.(1)(2)	10,610,230	52,945
Ollie’s Bargain Outlet Holdings, Inc.(2)	1,392,885	107,503
Revolve Group, Inc. Class A(1)(2)	4,710,701	64,113
		541,651

Consumer Staples—0.9%
PriceSmart, Inc.	392,298	29,199
Financials—33.0%
FactSet Research Systems, Inc.	230,290	100,697
Goosehead Insurance, Inc. Class A(1)(2)	1,346,476	100,353
Interactive Brokers Group, Inc. Class A	1,946,856	168,520
MarketAxess Holdings, Inc.	386,152	82,497
Morningstar, Inc.	814,690	190,833
Oportun Financial Corp.(2)	1,462,554	10,560
Ryan Specialty Holdings, Inc. Class A(1)(2)	6,444,150	311,897
ServisFirst Bancshares, Inc.	2,478,065	129,280
		1,094,637

Health Care—6.4%
Mesa Laboratories, Inc.	85,353	8,968
	Shares	Value

Health Care—continued
National Research Corp.(1)	2,409,518	$ 106,910
U.S. Physical Therapy, Inc.(1)	1,044,500	95,812
		211,690

Industrials—7.3%
AAON, Inc.	3,116,350	177,227
Omega Flex, Inc.(1)	806,308	63,481
		240,708

Information Technology—20.6%
Aspen Technology, Inc.(2)	398,668	81,432
BILL Holdings, Inc.(2)	1,327,005	144,073
BlackLine, Inc.(2)	1,489,883	82,644
Endava plc Sponsored ADR(2)	825,767	47,358
nCino, Inc.(2)	4,350,977	138,361
NVE Corp.(1)	245,690	20,181
Olo, Inc. Class A(1)(2)	8,264,600	50,083
SPS Commerce, Inc.(2)	685,590	116,968
		681,100

Total Common Stocks (Identified Cost $2,224,825)		3,198,270

Total Long-Term Investments—96.6% (Identified Cost $2,224,825)		3,198,270

Short-Term Investment—0.3%
Money Market Mutual Fund—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.222%)(4)	10,724,793	10,725
Total Short-Term Investment (Identified Cost $10,725)		10,725

	Shares	Value

Securities Lending Collateral—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.222%)(4)(5)	874,949	$ 875
Total Securities Lending Collateral (Identified Cost $875)		875

TOTAL INVESTMENTS—96.9% (Identified Cost $2,236,425)		$3,209,870
Other assets and liabilities, net—3.1%		103,473
NET ASSETS—100.0%		$3,313,343

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Affiliated investment. See Note 3H in Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(5)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	87%
United Kingdom	13
Total	100%
† % of total investments as of September 30, 2023.
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$3,198,270	$3,198,270
Money Market Mutual Fund	10,725	10,725
Securities Lending Collateral	875	875
Total Investments	$3,209,870	$3,209,870
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Small-Cap Value Fund
SCHEDULE OF INVESTMENTS September 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—97.2%
Consumer Discretionary—14.1%
Cheesecake Factory, Inc. (The)	717,767	$ 21,748
Latham Group, Inc.(1)	317,200	888
Leslie’s, Inc.(1)	3,213,442	18,188
SiteOne Landscape Supply, Inc.(1)	179,299	29,307
Thor Industries, Inc.	330,796	31,469
		101,600

Consumer Staples—6.6%
National Beverage Corp.(1)	523,333	24,607
WD-40 Co.	114,930	23,358
		47,965

Financials—25.3%
Bank of Hawaii Corp.	348,701	17,327
EVERTEC, Inc.	814,940	30,299
First Financial Bankshares, Inc.	290,295	7,292
Houlihan Lokey, Inc. Class A	362,103	38,789
Jack Henry & Associates, Inc.	86,554	13,082
Lakeland Financial Corp.	189,327	8,985
Primerica, Inc.	147,046	28,528
RLI Corp.	173,976	23,642
	Shares	Value

Financials—continued
Stock Yards Bancorp, Inc.	371,954	$ 14,614
		182,558

Health Care—3.5%
Azenta, Inc.(1)	506,973	25,445
Industrials—35.8%
Albany International Corp. Class A	225,874	19,488
Armstrong World Industries, Inc.	286,891	20,656
Construction Partners, Inc. Class A(1)	799,552	29,232
Graco, Inc.	162,045	11,810
Hillman Solutions Corp.(1)	3,387,047	27,943
John Bean Technologies Corp.	152,140	15,996
Landstar System, Inc.	164,945	29,185
RBC Bearings, Inc.(1)	127,876	29,940
UniFirst Corp.	140,652	22,928
Watsco, Inc.	134,453	50,785
		257,963

Information Technology—3.6%
American Software, Inc. Class A	618,489	7,088
Badger Meter, Inc.	133,595	19,220
		26,308

	Shares	Value

Materials—5.6%
HB Fuller Co.	382,394	$ 26,236
Scotts Miracle-Gro Co. (The)	270,274	13,968
		40,204

Real Estate—2.7%
Getty Realty Corp.	691,076	19,164
Total Common Stocks (Identified Cost $472,872)		701,207

Total Long-Term Investments—97.2% (Identified Cost $472,872)		701,207

TOTAL INVESTMENTS—97.2% (Identified Cost $472,872)		$701,207
Other assets and liabilities, net—2.8%		19,878
NET ASSETS—100.0%		$721,085

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$701,207	$701,207
Total Investments	$701,207	$701,207
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
See Notes to Financial Statements

KAR Small-Mid Cap Core Fund
SCHEDULE OF INVESTMENTS September 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—96.6%
Consumer Discretionary—19.0%
Bright Horizons Family Solutions, Inc.(1)	354,845	$ 28,906
Choice Hotels International, Inc.	273,146	33,463
Pool Corp.	171,688	61,138
Rollins, Inc.	1,132,526	42,277
SiteOne Landscape Supply, Inc.(1)	249,589	40,795
Thor Industries, Inc.	485,739	46,209
		252,788

Financials—13.3%
Berkley (W.R.) Corp.	697,808	44,304
Interactive Brokers Group, Inc. Class A	435,085	37,661
Jack Henry & Associates, Inc.	279,045	42,175
LPL Financial Holdings, Inc.	224,375	53,322
		177,462

Health Care—9.9%
Charles River Laboratories International, Inc.(1)	223,432	43,788
Chemed Corp.	66,023	34,312
	Shares	Value

Health Care—continued
Cooper Cos., Inc. (The)	167,237	$ 53,183
		131,283

Industrials—27.7%
Allegion plc	327,404	34,115
Equifax, Inc.	212,884	38,996
Exponent, Inc.	436,970	37,405
Fair Isaac Corp.(1)	33,204	28,839
Lennox International, Inc.	142,631	53,407
Nordson Corp.	226,736	50,601
Saia, Inc.(1)	95,240	37,967
Watsco, Inc.	125,924	47,564
Zurn Elkay Water Solutions Corp.	1,460,178	40,914
		369,808

Information Technology—25.0%
ANSYS, Inc.(1)	159,397	47,429
Aspen Technology, Inc.(1)	216,853	44,294
Bentley Systems, Inc. Class B	1,419,588	71,207
Dolby Laboratories, Inc. Class A	517,859	41,045
Teledyne Technologies, Inc.(1)	94,120	38,456
Teradyne, Inc.	465,676	46,782
	Shares	Value

Information Technology—continued
Zebra Technologies Corp. Class A(1)	188,818	$ 44,661
		333,874

Materials—1.7%
Scotts Miracle-Gro Co. (The)	436,433	22,555
Total Common Stocks (Identified Cost $1,212,137)		1,287,770

Total Long-Term Investments—96.6% (Identified Cost $1,212,137)		1,287,770

TOTAL INVESTMENTS—96.6% (Identified Cost $1,212,137)		$1,287,770
Other assets and liabilities, net—3.4%		45,994
NET ASSETS—100.0%		$1,333,764

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,287,770	$1,287,770
Total Investments	$1,287,770	$1,287,770
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
See Notes to Financial Statements

KAR Small-Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS September 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—95.2%
Communication Services—3.9%
Rightmove plc Unsponsored ADR	26,935	$ 366
Consumer Discretionary—6.5%
Ollie’s Bargain Outlet Holdings, Inc.(1)	3,735	288
SiteOne Landscape Supply, Inc.(1)	1,916	313
		601

Consumer Staples—3.3%
Lamb Weston Holdings, Inc.	3,284	304
Financials—15.2%
FactSet Research Systems, Inc.	793	346
Jack Henry & Associates, Inc.	1,872	283
MarketAxess Holdings, Inc.	1,291	276
Ryan Specialty Holdings, Inc. Class A(1)	10,411	504
		1,409

Health Care—19.7%
Atrion Corp.	423	175
Azenta, Inc.(1)	3,571	179
Certara, Inc.(1)	16,702	243
Cooper Cos., Inc. (The)	595	189
HealthEquity, Inc.(1)	5,181	379
Silk Road Medical, Inc.(1)	9,261	139
	Shares	Value

Health Care—continued
West Pharmaceutical Services, Inc.	1,392	$ 522
		1,826

Industrials—23.6%
Copart, Inc.(1)	9,166	395
Fair Isaac Corp.(1)	560	486
HEICO Corp. Class A	3,162	409
Saia, Inc.(1)	879	350
TransUnion	3,086	222
Verisk Analytics, Inc. Class A	1,384	327
		2,189

Information Technology—23.0%
Bentley Systems, Inc. Class B	8,845	444
Clearwater Analytics Holdings, Inc. Class A (1)	16,358	317
Copperleaf Technologies, Inc.(1)	68,753	286
nCino, Inc.(1)	12,747	405
Teledyne Technologies, Inc.(1)	825	337
Tyler Technologies, Inc.(1)	876	338
		2,127

Total Common Stocks (Identified Cost $8,769)		8,822

Total Long-Term Investments—95.2% (Identified Cost $8,769)		8,822

	Shares	Value

Short-Term Investment—1.8%
Money Market Mutual Fund—1.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.222%)(2)	163,520	$ 164
Total Short-Term Investment (Identified Cost $164)		164

TOTAL INVESTMENTS—97.0% (Identified Cost $8,933)		$8,986
Other assets and liabilities, net—3.0%		278
NET ASSETS—100.0%		$9,264

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	93%
United Kingdom	4
Canada	3
Total	100%
† % of total investments as of September 30, 2023.
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$8,822	$8,822
Money Market Mutual Fund	164	164
Total Investments	$8,986	$8,986
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Small-Mid Cap Value Fund
SCHEDULE OF INVESTMENTS September 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—96.4%
Consumer Discretionary—13.3%
Cheesecake Factory, Inc. (The)	4,266	$ 129
Gentex Corp.	7,453	243
Leslie’s, Inc.(1)	26,748	151
Thor Industries, Inc.	2,521	240
		763

Consumer Staples—6.4%
National Beverage Corp.(1)	3,946	185
WD-40 Co.	910	185
		370

Financials—21.8%
Bank of Hawaii Corp.	2,606	130
Berkley (W.R.) Corp.	4,269	271
Broadridge Financial Solutions, Inc.	1,431	256
Houlihan Lokey, Inc. Class A	1,260	135
Jack Henry & Associates, Inc.	1,477	223
LPL Financial Holdings, Inc.	1,015	241
		1,256

Health Care—2.4%
CorVel Corp.(1)	688	135
Industrials—35.9%
Armstrong World Industries, Inc.	1,651	119
CACI International, Inc. Class A(1)	462	145
Graco, Inc.	2,964	216
John Bean Technologies Corp.	1,218	128
	Shares	Value

Industrials—continued
Kadant, Inc.	564	$ 127
Landstar System, Inc.	1,343	238
Lennox International, Inc.	653	244
RBC Bearings, Inc.(1)	1,028	241
Toro Co. (The)	2,109	175
TransUnion	3,890	279
Zurn Elkay Water Solutions Corp.	5,593	157
		2,069

Information Technology—10.3%
Dolby Laboratories, Inc. Class A	2,736	217
Teradyne, Inc.	1,812	182
Zebra Technologies Corp. Class A(1)	811	192
		591

Materials—4.6%
HB Fuller Co.	2,316	159
Scotts Miracle-Gro Co. (The)	2,075	107
		266

Real Estate—1.7%
Lamar Advertising Co. Class A	1,194	100
Total Common Stocks (Identified Cost $5,994)		5,550

Total Long-Term Investments—96.4% (Identified Cost $5,994)		5,550

	Shares	Value

Short-Term Investment—2.9%
Money Market Mutual Fund—2.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.222%)(2)	167,692	$ 168
Total Short-Term Investment (Identified Cost $168)		168

TOTAL INVESTMENTS—99.3% (Identified Cost $6,162)		$5,718
Other assets and liabilities, net—0.7%		39
NET ASSETS—100.0%		$5,757

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$5,550	$5,550
Money Market Mutual Fund	168	168
Total Investments	$5,718	$5,718
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
See Notes to Financial Statements

SGA Emerging Markets Growth Fund
SCHEDULE OF INVESTMENTS September 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—99.8%
Communication Services—8.1%
Kakao Corp.	2,535	$ 82
NAVER Corp.	1,069	160
Tencent Holdings Ltd.	3,476	136
		378

Consumer Discretionary—21.7%
adidas AG	574	101
Fast Retailing Co., Ltd.	1,185	258
H World Group Ltd.(1)	32,530	128
JD.com, Inc. Class A	8,336	123
MercadoLibre, Inc.(1)	155	197
Yum China Holdings, Inc.	3,514	198
		1,005

Consumer Staples—36.0%
Budweiser Brewing Co. APAC Ltd.	68,601	136
China Mengniu Dairy Co., Ltd.(1)	49,482	166
CP ALL PCL Foreign Shares	143,458	238
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	2,686	293
Heineken N.V.	1,449	128
L’Oreal S.A.	340	141
Raia Drogasil S.A.	22,494	124
Unilever plc Sponsored ADR	2,881	142
Wal-Mart de Mexico SAB de C.V.	80,079	302
		1,670

	Shares	Value

Financials—23.4%
AIA Group Ltd.	18,525	$ 151
Bajaj Finance Ltd.	1,070	101
Bank Central Asia Tbk PT	328,892	188
HDFC Bank Ltd. ADR	4,857	286
Sanlam Ltd.	42,181	146
XP, Inc. Class A	9,187	212
		1,084

Health Care—2.1%
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	112,208	99
Information Technology—6.3%
Infosys Ltd. Sponsored ADR	17,060	292
Materials—2.2%
Asian Paints Ltd.	2,736	104
Total Common Stocks (Identified Cost $4,561)		4,632

Total Long-Term Investments—99.8% (Identified Cost $4,561)		4,632

TOTAL INVESTMENTS—99.8% (Identified Cost $4,561)		$4,632
Other assets and liabilities, net—0.2%		11
NET ASSETS—100.0%		$4,643

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.

Country Weightings (Unaudited)†
India	17%
China	15
Mexico	13
Brazil	11
Hong Kong	10
Japan	6
South Korea	5
Other	23
Total	100%
† % of total investments as of September 30, 2023.
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$4,632	$4,632
Total Investments	$4,632	$4,632
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

SGA Global Growth Fund
SCHEDULE OF INVESTMENTS September 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—99.6%
Communication Services—5.8%
Alphabet, Inc. Class C(1)	25,866	$ 3,411
Universal Music Group N.V.	114,791	3,001
		6,412

Consumer Discretionary—9.9%
Amazon.com, Inc.(1)	39,412	5,010
MercadoLibre, Inc.(1)	2,212	2,804
Yum! Brands, Inc.	24,817	3,101
		10,915

Consumer Staples—7.0%
China Mengniu Dairy Co., Ltd.(1)	650,459	2,181
CP ALL PCL Foreign Shares	1,791,800	2,977
Heineken N.V.	29,274	2,583
		7,741

Financials—22.7%
AIA Group Ltd.	281,416	2,294
Aon plc Class A	10,535	3,416
FleetCor Technologies, Inc.(1)	8,391	2,143
HDFC Bank Ltd. ADR	80,223	4,734
MSCI, Inc. Class A	7,220	3,704
S&P Global, Inc.	10,859	3,968
Visa, Inc. Class A	21,391	4,920
		25,179

Health Care—21.4%
Alcon, Inc.	42,401	3,267
Danaher Corp.	13,825	3,430
ICON plc ADR(1)	14,276	3,516
Medtronic plc	33,251	2,606
Novo Nordisk A/S Class B	43,524	3,973
STERIS plc	15,970	3,504
	Shares	Value

Health Care—continued
UnitedHealth Group, Inc.	6,780	$ 3,418
		23,714

Industrials—2.8%
Canadian Pacific Kansas City Ltd.	42,084	3,131
Information Technology—24.9%
Atlassian Corp. Class A(1)	13,935	2,808
Autodesk, Inc.(1)	14,045	2,906
Infosys Ltd. Sponsored ADR	196,695	3,365
Intuit, Inc.	6,534	3,338
Microsoft Corp.	17,305	5,464
NVIDIA Corp.	6,903	3,003
Salesforce, Inc.(1)	13,067	2,650
Workday, Inc. Class A(1)	19,002	4,083
		27,617

Materials—2.5%
Linde plc	7,519	2,800
Real Estate—2.6%
Equinix, Inc.	3,989	2,897
Total Common Stocks (Identified Cost $88,079)		110,406

Total Long-Term Investments—99.6% (Identified Cost $88,079)		110,406

TOTAL INVESTMENTS—99.6% (Identified Cost $88,079)		$110,406
Other assets and liabilities, net—0.4%		469
NET ASSETS—100.0%		$110,875
Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.

Country Weightings (Unaudited)†
United States	63%
India	7
Netherlands	5
Hong Kong	4
Denmark	4
Ireland	3
United Kingdom	3
Other	11
Total	100%
† % of total investments as of September 30, 2023.
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$110,406	$110,406
Total Investments	$110,406	$110,406
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

SGA New Leaders Growth Fund
SCHEDULE OF INVESTMENTS September 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—99.7%
Communication Services—8.7%
Kakao Corp.	5,060	$ 165
NAVER Corp.	918	137
Universal Music Group N.V.	11,857	310
		612

Consumer Discretionary—10.3%
H World Group Ltd.(1)	37,160	146
Lululemon Athletica, Inc.(1)	405	156
MercadoLibre, Inc.(1)	165	209
Yum! Brands, Inc.	1,725	216
		727

Consumer Staples—16.0%
China Mengniu Dairy Co., Ltd.(1)	58,806	197
CP ALL PCL Foreign Shares	141,078	235
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	2,614	285
Haleon plc ADR	27,382	228
Raia Drogasil S.A.	33,010	181
		1,126

Financials—15.1%
Adyen N.V.(1)	179	134
FleetCor Technologies, Inc.(1)	1,231	314
MSCI, Inc. Class A	553	284
XP, Inc. Class A	14,234	328
		1,060

Health Care—20.7%
Alcon, Inc.	3,139	242
ICON plc ADR(1)	854	210
IDEXX Laboratories, Inc.(1)	367	161
IQVIA Holdings, Inc.(1)	999	197
	Shares	Value

Health Care—continued
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	194,721	$ 171
STERIS plc	1,132	248
Veeva Systems, Inc. Class A(1)	1,090	222
		1,451

Industrials—3.0%
Experian plc	6,364	209
Information Technology—17.1%
Atlassian Corp. Class A(1)	1,450	292
Autodesk, Inc.(1)	1,350	279
EPAM Systems, Inc.(1)	731	187
Gartner, Inc.(1)	420	144
Workday, Inc. Class A(1)	1,376	296
		1,198

Materials—5.8%
Ball Corp.	4,140	206
Ecolab, Inc.	1,207	205
		411

Real Estate—3.0%
Equinix, Inc.	287	208
Total Common Stocks (Identified Cost $7,308)		7,002

Total Long-Term Investments—99.7% (Identified Cost $7,308)		7,002

TOTAL INVESTMENTS—99.7% (Identified Cost $7,308)		$7,002
Other assets and liabilities, net—0.3%		21
NET ASSETS—100.0%		$7,023
Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.

Country Weightings (Unaudited)†
United States	46%
Brazil	10
Ireland	10
Netherlands	6
China	5
South Korea	4
Mexico	4
Other	15
Total	100%
† % of total investments as of September 30, 2023.
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$7,002	$7,002
Total Investments	$7,002	$7,002
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS September 30, 2023
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—4.1%
U.S. Treasury Bonds
2.375%, 2/15/42	$ 2,780	$ 1,922
3.250%, 5/15/42	235	187
3.000%, 8/15/48	7,650	5,592
2.000%, 2/15/50	2,045	1,193
1.375%, 8/15/50	12,745	6,219
1.875%, 2/15/51	5,255	2,945
2.000%, 8/15/51	440	254
2.250%, 2/15/52	35	22
2.875%, 5/15/52	2,335	1,656
3.625%, 2/15/53	425	352
3.625%, 5/15/53	3,840	3,179
4.125%, 8/15/53	940	853
Total U.S. Government Securities (Identified Cost $36,883)		24,374

Municipal Bonds—1.2%
California—0.1%
Santa Clara Valley Water District Series B, Taxable 2.967%, 6/1/50	510	325
University of California, Series B-A, Taxable 4.428%, 5/15/48	380	314
		639

Florida—0.3%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	2,115	1,878
Idaho—0.1%
Idaho Health Facilities Authority St. Luke’s Health System Revenue Taxable Series B 5.020%, 3/1/48	450	387
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	70	50
New York—0.4%
Metropolitan Transportation Authority Revenue Taxable Series A 5.000%, 11/15/45	2,555	2,632
Texas—0.2%
City of San Antonio, General Obligation Taxable 1.963%, 2/1/33	530	402
State of Texas, General Obligation Taxable 3.211%, 4/1/44	180	135
	Par Value	Value

Texas—continued
Texas Public Finance Authority Revenue Taxable 2.140%, 2/1/35	$ 585	$ 425
Texas Transportation Commission State Highway Fund Revenue Taxable 4.000%, 10/1/33	160	146
		1,108

Virginia—0.1%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42	640	519
Total Municipal Bonds (Identified Cost $8,777)		7,213

Foreign Government Securities—0.4%
Bolivarian Republic of Venezuela
9.375%, 1/13/34(1)	130	12
RegS 8.250%, 10/13/24(1)(2)	40	4
RegS 7.650%, 4/21/25(1)(2)	320	30
Dominican Republic 144A 4.875%, 9/23/32(3)	820	666
Federative Republic of Brazil 6.000%, 10/20/33	620	585
Republic of Serbia 144A 6.500%, 9/26/33(3)	235	223
United Mexican States 6.350%, 2/9/35	695	679
Total Foreign Government Securities (Identified Cost $2,623)		2,199

Mortgage-Backed Securities—9.6%
Agency—2.0%
Federal Home Loan Mortgage Corporation
Pool #A46224 5.000%, 7/1/35	41	40
Pool #A62213 6.000%, 6/1/37	79	80
Pool #SD8309 6.000%, 3/1/53	4,043	3,992
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	12	12
Pool #310041 6.500%, 5/1/37	75	79
Pool #735061 6.000%, 11/1/34	90	91
	Par Value	Value

Agency—continued
Pool #880117 5.500%, 4/1/36	$ 3	$ 3
Pool #909092 6.000%, 9/1/37	5	5
Pool #909175 5.500%, 4/1/38	51	50
Pool #909220 6.000%, 8/1/38	57	57
Pool #929625 5.500%, 6/1/38	68	68
Pool #938574 5.500%, 9/1/36	52	52
Pool #972569 5.000%, 3/1/38	63	62
Pool #FS4438 5.000%, 11/1/52	1,857	1,754
Pool #MA4785 5.000%, 10/1/52	1,650	1,558
Pool #MA4805 4.500%, 11/1/52	1,058	972
Pool #MA4980 6.000%, 4/1/53	1,908	1,883
Pool #MA5072 5.500%, 7/1/53	1,020	986
		11,744

Non-Agency—7.6%
A&D Mortgage Trust 2023-NQM3, A1 144A 6.733%, 7/25/68(3)(4)	814	813
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(3)(4)	346	316
2021-A, A1 144A 1.065%, 9/25/65(3)(4)	402	340
2022-B, A1 144A 3.500%, 3/27/62(3)(4)	1,196	1,097
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(3)	1,050	1,029
2015-SFR2, C 144A 4.691%, 10/17/52(3)	335	325
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(3)	530	497
2020-SFR2, C 144A 2.533%, 7/17/37(3)	750	698
2020-SFR2, D 144A 3.282%, 7/17/37(3)	770	722
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(3)(4)	316	292
2022-5, A1 144A 4.500%, 5/25/67(3)(4)	230	216
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(3)(4)	470	429
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(3)(4)	$ 131	$ 120
2019-2, A1 144A 3.347%, 4/25/49(3)(4)	706	647
2022-1, A1B 144A 3.269%, 12/25/56(3)(4)	670	558
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	525	509
BPR Trust 2021-KEN, A (1 month Term SOFR + 1.364%, Cap N/A, Floor 1.250%) 144A 6.696%, 2/15/29(3)(4)	920	910
BX Commercial Mortgage Trust 2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 7.293%, 2/15/39(3)(4)	215	205
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(3)(4)	1,379	1,134
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(3)	943	793
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 7.952%, 9/15/28(3)(4)	400	400
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	134	117
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	298	260
CHL Mortgage Pass-Through Trust 2004-6, 1A2 4.892%, 5/25/34(4)	113	101
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(3)(4)	751	676
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(3)(4)	256	243
COLT Mortgage Loan Trust 2022-5, A1 144A 4.550%, 4/25/67(3)(4)	1,027	967
COMM Mortgage Trust
2013-300P, A1 144A 4.353%, 8/10/30(3)	565	516
2020-CBM, B 144A 3.099%, 2/10/37(3)	490	458
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(3)(4)	290	268
	Par Value	Value

Non-Agency—continued
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(3)	$ 295	$ 246
2020-1, A1 144A 1.832%, 3/15/50(3)	189	180
2020-3, A 144A 1.358%, 8/15/53(3)	343	312
2020-4, A 144A 1.174%, 12/15/52(3)	454	412
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(3)(4)	313	294
2020-NQM1, A1 144A 1.208%, 5/25/65(3)(4)	71	64
2020-RPL4, A1 144A 2.000%, 1/25/60(3)(4)	270	229
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(3)(4)	34	31
2022-1, A1 144A 2.206%, 1/25/67(3)(4)	368	299
FirstKey Homes Trust
2020-SFR2, B 144A 1.567%, 10/19/37(3)	645	586
2021-SFR1, D 144A 2.189%, 8/17/38(3)	680	593
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(3)(4)	82	71
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(3)(4)	303	265
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(3)(4)	22	21
GCT Commercial Mortgage Trust 2021-GCT, A (1 month Term SOFR + 0.914%, Cap N/A, Floor 0.800%) 144A 6.247%, 2/15/38(3)(4)	1,080	848
Goldman Sachs Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(4)	565	453
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(3)(4)	296	296
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.821%, 8/15/39(3)(4)	590	591
JPMBB Commercial Mortgage Securities Trust 2014-C18, AS 4.439%, 2/15/47(4)	656	642
	Par Value	Value

Non-Agency—continued
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C13, E 144A 3.986%, 1/15/46(3)(4)	$ 710	$ 601
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(3)(4)	14	12
2017-3, 2A2 144A 2.500%, 8/25/47(3)(4)	43	36
2017-4, A3 144A 3.500%, 11/25/48(3)(4)	105	93
2017-5, A1 144A 3.542%, 10/26/48(3)(4)	64	63
KNDL Mortgage Trust 2019-KNSQ, A (1 month Term SOFR + 0.996%, Cap N/A, Floor 0.800%) 144A 6.328%, 5/15/36(3)(4)	565	562
LHOME Mortgage Trust
2021-RTL1, A1 144A 2.090%, 2/25/26(3)(4)	111	111
2021-RTL2, A1 144A 2.090%, 6/25/26(3)(4)	225	221
MetLife Securitization Trust 2017-1A, M1 144A 3.451%, 4/25/55(3)(4)	860	708
Mill City Mortgage Loan Trust
2017-3, B1 144A 3.250%, 1/25/61(3)(4)	363	287
2019-1, M2 144A 3.500%, 10/25/69(3)(4)	509	423
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(3)	455	446
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C13, AS 4.266%, 11/15/46	275	274
2015-C22, AS 3.561%, 4/15/48	835	780
2015-C25, A4 3.372%, 10/15/48	590	560
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(3)(4)	149	137
2015-2A, A1 144A 3.750%, 8/25/55(3)(4)	92	84
2016-1A, A1 144A 3.750%, 3/25/56(3)(4)	43	39
2016-3A, B1 144A 4.000%, 9/25/56(3)(4)	322	293
2016-4A, A1 144A 3.750%, 11/25/56(3)(4)	33	30
2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	453	419
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2017-2A, A3 144A 4.000%, 3/25/57(3)(4)	$ 68	$ 63
2019-RPL2, M2 144A 3.750%, 2/25/59(3)(4)	660	534
2021-NQ2R, A1 144A 0.941%, 10/25/58(3)(4)	134	118
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(3)(4)	396	316
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(3)(4)	430	417
Preston Ridge Partners Mortgage LLC 2021-2, A1 144A 2.115%, 3/25/26(3)(4)	683	655
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 2.240%, 9/27/60(3)(4)	494	476
Progress Residential Trust
2019-SFR3, B 144A 2.571%, 9/17/36(3)	460	443
2021-SFR3, D 144A 2.288%, 5/17/26(3)	450	397
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(4)	217	178
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(3)(4)	240	196
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(3)(4)	22	22
Sequoia Mortgage Trust 2013-8, B1 3.481%, 6/25/43(4)	57	53
Starwood Mortgage Residential Trust
2020-3, A1 144A 1.486%, 4/25/65(3)(4)	90	83
2021-3, A3 144A 1.518%, 6/25/56(3)(4)	154	120
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(3)(4)	84	82
2016-3, M1 144A 3.500%, 4/25/56(3)(4)	902	881
2016-4, B1 144A 3.969%, 7/25/56(3)(4)	585	528
2017-1, M1 144A 3.750%, 10/25/56(3)(4)	185	172
2018-2, A2 144A 3.500%, 3/25/58(3)(4)	560	509
2018-6, A1B 144A 3.750%, 3/25/58(3)(4)	420	382
2018-6, A2 144A 3.750%, 3/25/58(3)(4)	1,270	1,063
2019-1, A1 144A 3.750%, 3/25/58(3)(4)	343	319
	Par Value	Value

Non-Agency—continued
2019-2, A2 144A 3.750%, 12/25/58(3)(4)	$ 500	$ 421
2019-4, A2 144A 3.250%, 10/25/59(3)(4)	650	537
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 7.034%, 5/25/58(3)(4)	215	215
2020-MH1, A2 144A 2.500%, 2/25/60(3)(4)	1,115	973
2021-1, A2 144A 2.750%, 11/25/61(3)(4)	1,265	958
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(3)	435	403
2020-SFR2, D 144A 2.281%, 11/17/39(3)	880	744
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(3)	515	459
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(3)(4)	510	509
VCAT LLC
2021-NPL2, A1 144A 2.115%, 3/27/51(3)(4)	202	192
2021-NPL3, A1 144A 1.743%, 5/25/51(3)(4)	223	207
2021-NPL4, A1 144A 1.868%, 8/25/51(3)(4)	460	429
Verus Securitization Trust
2019-4, M1 144A 3.207%, 11/25/59(3)(4)	280	243
2019-INV2, A1 144A 3.913%, 7/25/59(3)(4)	51	49
2022-4, A1 144A 4.474%, 4/25/67(3)(4)	395	370
2022-5, A1 144A 3.800%, 4/25/67(3)(4)	764	689
2022-7, A1 144A 5.152%, 7/25/67(3)(4)	629	613
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(3)	114	101
2021-1R, A1 144A 1.280%, 5/25/56(3)	205	185
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	375	338
		44,910

Total Mortgage-Backed Securities (Identified Cost $61,733)		56,654

	Par Value	Value

Asset-Backed Securities—4.0%
Automobiles—2.2%
American Credit Acceptance Receivables Trust 2021-2, C 144A 0.970%, 7/13/27(3)	$ 199	$ 197
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	1,245	1,185
Carvana Auto Receivables Trust
2019-3A, D 144A 3.040%, 4/15/25(3)	56	56
2020-P1, B 0.920%, 11/9/26	775	710
2021-N3, D 1.580%, 6/12/28	537	508
Credit Acceptance Auto Loan Trust
2020-3A, B 144A 1.770%, 12/17/29(3)	540	534
2022-1A, A 144A 4.600%, 6/15/32(3)	595	582
DT Auto Owner Trust 2023-1A, B 144A 5.190%, 10/16/28(3)	871	858
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(3)	530	524
First Investors Auto Owner Trust
2021-1A, C 144A 1.170%, 3/15/27(3)	790	758
2022-1A, C 144A 3.130%, 5/15/28(3)	685	642
Flagship Credit Auto Trust
2020-3, C 144A 1.730%, 9/15/26(3)	517	504
2020-4, C 144A 1.280%, 2/16/27(3)	916	891
Foursight Capital Automobile Receivables Trust 2022-1, B 144A 2.150%, 5/17/27(3)	545	515
GLS Auto Receivables Issuer Trust 2020-4A, C 144A 1.140%, 11/17/25(3)	203	202
LAD Auto Receivables Trust 2021-1A, D 144A 3.990%, 11/15/29(3)	710	664
Lendbuzz Securitization Trust 2022-1A, A 144A 4.220%, 5/17/27(3)	434	421
Oscar US Funding XII LLC 2021-1A, A4 144A 1.000%, 4/10/28(3)	550	515
Santander Drive Auto Receivables Trust
2021-3, C 0.950%, 9/15/27	596	587
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2022-7, A2 5.810%, 1/15/26	$ 240	$ 240
Tesla Auto Lease Trust 2023-A, B 144A 6.410%, 7/20/27(3)	520	518
United Auto Credit Securitization Trust 2023-1, B 144A 5.910%, 7/10/28(3)	651	646
Westlake Automobile Receivables Trust 2023-1A, C 144A 5.740%, 8/15/28(3)	650	642
		12,899

Consumer Loans—0.1%
Marlette Funding Trust 2023-2A, B 144A 6.540%, 6/15/33(3)	528	526
Credit Card—0.1%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(3)	730	678
Other—1.6%
Adams Outdoor Advertising LP 2023-1, A2 144A 6.967%, 7/15/53(3)	520	511
Amur Equipment Finance Receivables XII LLC 2023-1A, A2 144A 6.090%, 12/20/29(3)	520	520
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(3)	500	493
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(3)	7	7
2019-A, C 144A 4.010%, 7/16/40(3)	587	531
2020-AA, B 144A 2.790%, 7/17/46(3)	755	658
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(3)	805	713
BHG Securitization Trust 2021-A, A 144A 1.420%, 11/17/33(3)	366	341
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(3)	419	366
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(3)	382	347
Dext ABS LLC 2023-1, A2 144A 5.990%, 3/15/32(3)	423	417
Diamond Resorts Owner Trust 2021-1A, A 144A 1.510%, 11/21/33(3)	180	165
	Par Value	Value

Other—continued
Foundation Finance Trust
2021-1A, A 144A 1.270%, 5/15/41(3)	$ 281	$ 248
2023-2A, A 144A 6.530%, 6/15/49(3)	496	496
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	516	474
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(3)	492	478
MVW LLC 2020-1A, A 144A 1.740%, 10/20/37(3)	375	346
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(3)	579	485
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(3)	586	508
NMEF Funding LLC 2022-A, B 144A 3.350%, 10/16/28(3)	525	499
Octane Receivables Trust 2023-3A, C 144A 6.740%, 8/20/29(3)	400	400
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(3)	142	135
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(3)	145	126
Purchasing Power Funding LLC 2021-A, A 144A 1.570%, 10/15/25(3)	104	103
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(3)	318	298
Westgate Resorts LLC 2020-1A, A 144A 2.713%, 3/20/34(3)	152	149
		9,814

Total Asset-Backed Securities (Identified Cost $25,182)		23,917

Corporate Bonds and Notes—11.0%
Communication Services—0.5%
AT&T, Inc. 5.400%, 2/15/34	520	487
CCO Holdings LLC
144A 6.375%, 9/1/29(3)	54	50
144A 4.750%, 3/1/30(3)	250	210
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(3)	555	346
Sprint Capital Corp. 8.750%, 3/15/32	340	393
	Par Value	Value

Communication Services—continued
Sprint Spectrum Co. LLC 144A 4.738%, 9/20/29(3)	$ 150	$ 148
Telecomunicaciones Digitales S.A. 144A 4.500%, 1/30/30(3)	460	373
T-Mobile USA, Inc. 5.050%, 7/15/33	216	200
Vodafone Group plc 5.625%, 2/10/53	495	439
		2,646

Consumer Discretionary—0.4%
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(3)	255	236
Churchill Downs, Inc. 144A 6.750%, 5/1/31(3)	255	241
Clarios Global LP 144A 6.750%, 5/15/28(3)	45	44
Ford Motor Co. 3.250%, 2/12/32	406	313
MDC Holdings, Inc. 3.966%, 8/6/61	635	349
Newell Brands, Inc. 6.375%, 9/15/27	330	315
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(3)	295	295
PulteGroup, Inc. 6.375%, 5/15/33	495	497
		2,290

Consumer Staples—0.4%
Bacardi Ltd. 144A 5.400%, 6/15/33(3)	455	426
BAT Capital Corp. 7.750%, 10/19/32	600	634
Central American Bottling Corp. 144A 5.250%, 4/27/29(3)	225	202
Church & Dwight Co., Inc. 5.000%, 6/15/52	435	386
Coty, Inc. 144A 6.625%, 7/15/30(3)	360	351
Pilgrim’s Pride Corp. 6.250%, 7/1/33	523	492
		2,491

Energy—1.1%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	282	282
BP Capital Markets plc 4.875% (5)	600	536
Civitas Resources, Inc. 144A 8.750%, 7/1/31(3)	210	215
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Energy—continued
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(3)	$ 230	$ 224
144A 6.544%, 11/15/53(3)	165	161
144A 6.714%, 8/15/63(3)	55	54
CrownRock LP 144A 5.000%, 5/1/29(3)	270	253
DT Midstream, Inc. 144A 4.125%, 6/15/29(3)	240	208
Ecopetrol S.A. 8.875%, 1/13/33	230	224
Enbridge, Inc. 7.625%, 1/15/83	620	592
Enerflex Ltd. 144A 9.000%, 10/15/27(3)	205	202
Energy Transfer LP Series H 6.500% (5)	290	266
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(3)	785	610
Genesis Energy LP 8.875%, 4/15/30	220	215
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	445	467
Occidental Petroleum Corp. 6.125%, 1/1/31	300	296
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (3)(5)(6)	25	1
Pertamina Persero PT 144A 6.450%, 5/30/44(3)	780	742
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(3)	255	14
Petroleos Mexicanos 7.690%, 1/23/50	560	358
Reliance Industries Ltd. 144A 2.875%, 1/12/32(3)(7)	695	552
Venture Global Calcasieu Pass LLC 144A 3.875%, 8/15/29(3)	305	257
		6,729

Financials—4.0%
Allianz SE 144A 6.350%, 9/6/53(3)	400	386
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 8.564%, 8/15/53(4)	565	558
American Express Co. 5.625%, 7/28/34	575	543
Ascot Group Ltd. 144A 4.250%, 12/15/30(3)	745	550
	Par Value	Value

Financials—continued
Banco Mercantil del Norte S.A. 144A 6.625% (3)(5)	$ 620	$ 486
Bank of America Corp.
2.687%, 4/22/32	1,725	1,356
2.482%, 9/21/36	750	546
Bank of New York Mellon Corp. (The) Series G 4.700% (5)	710	683
Barclays plc 7.437%, 11/2/33	530	544
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(3)	340	292
Blackstone Private Credit Fund 2.625%, 12/15/26	313	269
Blue Owl Credit Income Corp. 4.700%, 2/8/27	384	349
Blue Owl Finance LLC 144A 3.125%, 6/10/31(3)	555	415
Brookfield Finance, Inc. 2.724%, 4/15/31	955	758
Capital One Financial Corp. 2.359%, 7/29/32	878	602
Charles Schwab Corp. (The) Series H 4.000% (5)	535	378
Citadel LP 144A 4.875%, 1/15/27(3)	460	437
Citigroup, Inc.
6.270%, 11/17/33	690	688
6.174%, 5/25/34	379	362
Citizens Bank N.A. 2.250%, 4/28/25	375	347
Corebridge Financial, Inc. 6.875%, 12/15/52	565	541
Discover Financial Services 6.700%, 11/29/32	276	267
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(3)	770	685
Fifth Third Bancorp 4.337%, 4/25/33	355	300
First American Financial Corp. 4.000%, 5/15/30	470	398
Global Atlantic Fin Co. 144A 7.950%, 6/15/33(3)	197	189
Goldman Sachs Group, Inc. (The)
1.992%, 1/27/32	365	274
3.102%, 2/24/33	630	504
6.450%, 5/1/36	200	199
Huntington Bancshares, Inc. 2.550%, 2/4/30	405	320
JPMorgan Chase & Co.
5.717%, 9/14/33	495	476
1.953%, 2/4/32	1,445	1,096
	Par Value	Value

Financials—continued
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(3)	$ 235	$ 206
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(3)	525	432
Lincoln National Corp. (3 month LIBOR + 2.040%) 7.628%, 4/20/67(4)	488	323
MetLife, Inc. Series G 3.850% (5)	350	324
Morgan Stanley
6.342%, 10/18/33	215	216
5.250%, 4/21/34	165	153
5.948%, 1/19/38	249	233
6.375%, 7/24/42	580	600
MSCI, Inc. 144A 3.625%, 9/1/30(3)	417	350
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 8.541%, 4/30/43(4)	319	313
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(3)	200	198
Northern Trust Corp.
3.375%, 5/8/32	345	304
6.125%, 11/2/32	95	94
OneMain Finance Corp. 6.875%, 3/15/25	285	283
Prudential Financial, Inc.
5.125%, 3/1/52	179	154
6.750%, 3/1/53	430	416
State Street Corp.
4.164%, 8/4/33	370	323
4.821%, 1/26/34	188	171
Synchrony Financial
4.875%, 6/13/25	90	86
3.700%, 8/4/26	134	121
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	560	465
Toronto-Dominion Bank (The) 8.125%, 10/31/82	550	547
UBS Group AG 144A 6.301%, 9/22/34(3)	500	488
Wells Fargo & Co.
Series BB 3.900%(5)	795	694
Series U 5.875%(4)(5)	205	201
Zions Bancorp NA 3.250%, 10/29/29	405	314
		23,807

Health Care—0.9%
AdaptHealth LLC 144A 5.125%, 3/1/30(3)	385	298
Amgen, Inc.
5.250%, 3/2/33	244	233
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Health Care—continued
5.650%, 3/2/53	$ 187	$ 175
Bausch Health Cos., Inc. 144A 5.750%, 8/15/27(3)	155	92
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(3)(7)	350	288
CVS Health Corp. 5.875%, 6/1/53	543	502
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	605	506
HCA, Inc.
5.500%, 6/1/33	315	298
5.250%, 6/15/49	415	341
Illumina, Inc. 2.550%, 3/23/31	370	287
IQVIA, Inc. 144A 5.700%, 5/15/28(3)	194	189
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(3)(8)	185	131
Royalty Pharma plc
2.150%, 9/2/31(7)	265	198
3.350%, 9/2/51	330	191
Universal Health Services, Inc. 2.650%, 1/15/32	685	514
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	315	295
Viatris, Inc.
2.300%, 6/22/27	131	113
144A 2.300%, 6/22/27(3)	1	1
Zimmer Biomet Holdings, Inc. 3.550%, 3/20/30	585	500
		5,152

Industrials—1.1%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(3)	723	693
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	350	309
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	420	394
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(3)	505	445
Boeing Co. (The) 5.930%, 5/1/60	370	332
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(3)	573	475
Concentrix Corp. 6.650%, 8/2/26	250	248
CoStar Group, Inc. 144A 2.800%, 7/15/30(3)	630	508
	Par Value	Value

Industrials—continued
Ferguson Finance plc 144A 4.650%, 4/20/32(3)	$ 530	$ 476
Fortress Transportation & Infrastructure Investors LLC 144A 6.500%, 10/1/25(3)	24	24
Regal Rexnord Corp. 144A 6.400%, 4/15/33(3)	579	558
Science Applications International Corp. 144A 4.875%, 4/1/28(3)	440	399
Sempra Global 144A 3.250%, 1/15/32(3)	729	571
TransDigm, Inc. 5.500%, 11/15/27	150	140
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	277	269
Veralto Corp. 144A 5.450%, 9/18/33(3)	800	774
		6,615

Information Technology—0.6%
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	205	200
144A 3.875%, 9/1/28(3)	285	255
144A 4.000%, 7/1/29(3)	320	282
Broadcom, Inc. 4.150%, 11/15/30	357	316
CDW LLC 3.569%, 12/1/31	494	407
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(3)	100	85
Dell International LLC 8.100%, 7/15/36	454	508
Kyndryl Holdings, Inc. 2.700%, 10/15/28	433	356
Leidos, Inc. 2.300%, 2/15/31	675	519
Oracle Corp.
6.250%, 11/9/32	195	198
5.550%, 2/6/53	247	217
3.850%, 4/1/60	140	89
		3,432

Materials—0.4%
ArcelorMittal S.A. 6.800%, 11/29/32	280	278
Bayport Polymers LLC 144A 5.140%, 4/14/32(3)	580	501
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(3)	400	387
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(3)	380	347
Glencore Funding LLC 144A 2.850%, 4/27/31(3)	505	401
	Par Value	Value

Materials—continued
Teck Resources Ltd. 6.125%, 10/1/35	$ 400	$ 383
		2,297

Real Estate—0.7%
EPR Properties 4.750%, 12/15/26	520	475
GLP Capital LP
5.750%, 6/1/28	655	628
3.250%, 1/15/32	72	56
Kite Realty Group Trust 4.750%, 9/15/30	550	490
MPT Operating Partnership LP
4.625%, 8/1/29	115	82
3.500%, 3/15/31	450	281
Ontario Teachers’ Cadillac Fairview Properties Trust 144A 2.500%, 10/15/31(3)	870	657
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31	760	558
VICI Properties LP
4.950%, 2/15/30	350	320
5.125%, 5/15/32	350	313
		3,860

Utilities—0.9%
Black Hills Corp. 6.150%, 5/15/34	390	380
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(3)	805	718
CMS Energy Corp. 4.750%, 6/1/50	480	409
Electricite de France S.A. 144A 6.900%, 5/23/53(3)	425	422
Enel Finance International N.V. 144A 7.500%, 10/14/32(3)	400	427
Entergy Texas, Inc. 5.800%, 9/1/53	410	392
Exelon Corp. 5.600%, 3/15/53	495	450
New York State Electric & Gas Corp. 144A 5.850%, 8/15/33(3)	320	316
NRG Energy, Inc. 144A 7.000%, 3/15/33(3)	433	418
Puget Energy, Inc.
2.379%, 6/15/28	453	387
4.224%, 3/15/32	315	269
Southern Co. (The) Series 21-A 3.750%, 9/15/51	719	627
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Utilities—continued
Vistra Corp. 144A 8.000% (3)(5)	$ 255	$ 243
		5,458

Total Corporate Bonds and Notes (Identified Cost $72,837)		64,777

Leveraged Loans—2.1%
Aerospace—0.2%
Brown Group Holding LLC (1 month Term SOFR + 2.850%) 8.166%, 6/7/28(4)	316	312
Delta Air Lines, Inc. (3 month Term SOFR + 3.750%) 9.076%, 10/20/27(4)	200	207
Mileage Plus Holdings LLC (3 month Term SOFR + 5.400%) 10.798%, 6/21/27(4)	180	187
TransDigm, Inc. Tranche I (3 month Term SOFR + 3.250%) 8.640%, 8/24/28(4)	391	391
		1,097

Chemicals—0.2%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 9.166%, 11/8/27(4)	469	467
Innophos Holdings, Inc. (1 month Term SOFR + 3.364%) 8.681%, 2/5/27(4)	199	198
LSF11 A5 Holdco LLC (1 month Term SOFR + 4.350%) 9.666%, 10/15/28(4)	80	79
Nouryon Finance B.V. (3 month LIBOR + 3.500%) 0.000%, 4/3/28(4)(9)	90	88
Windsor Holdings III LLC Tranche B (1 month Term SOFR + 4.500%) 9.830%, 8/1/30(4)	275	274
		1,106

Energy—0.1%
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.762%) 9.088%, 12/21/28(4)	246	243
	Par Value	Value

Energy—continued
Oryx Midstream Services Permian Basin LLC 2023 (1 month Term SOFR + 3.364%) 8.692%, 10/5/28(4)	$ 273	$ 273
		516

Financials—0.1%
Blackhawk Network Holdings, Inc. First Lien (3 month Term SOFR + 2.750%) 8.172%, 6/15/25(4)	213	212
Citadel Securities LP Tranche B (1 month Term SOFR + 2.614%) 7.931%, 7/29/30(4)	146	146
Finco I LLC 2023 (3 month Term SOFR + 3.000%) 8.369%, 6/27/29(4)	60	60
GIP Pilot Acquisition Partners LP (1 month Term SOFR + 3.500%) 0.000%, 9/18/30(4)(9)	60	60
GTCR W Merger Sub LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 9/20/30(4)(9)	120	120
		598

Food / Tobacco—0.2%
Del Monte Foods, Inc. (1 month Term SOFR + 4.350% - 3 month PRIME + 3.250%) 9.668% - 11.750%, 5/16/29(4)	310	300
Froneri U.S., Inc. Tranche B-2 (1 month Term SOFR + 2.350%) 7.666%, 1/29/27(4)	418	414
Hostess Brands LLC Tranche B (3 month Term SOFR + 2.500%) 7.890%, 6/21/30(4)	353	354
		1,068

Gaming / Leisure—0.2%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.666%, 2/6/30(4)	119	119
Carnival Corp. (1 month Term SOFR + 3.000%) 8.327%, 8/9/27(4)	200	199
Entain plc Tranche B-2 (3 month Term SOFR + 3.600%) 8.990%, 10/31/29(4)	35	35
	Par Value	Value

Gaming / Leisure—continued
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 9.640%, 8/1/30(4)	$ 65	$ 65
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.100%) 8.434%, 4/13/29(4)	133	133
Station Casinos LLC Tranche B-1 (1 month Term SOFR + 2.350%) 7.666%, 2/8/27(4)	237	237
UFC Holdings LLC Tranche B-3 (3 month Term SOFR + 3.012%) 8.369%, 4/29/26(4)	235	234
		1,022

Health Care—0.2%
Agiliti Health, Inc. 2023, Tranche B (3 month Term SOFR + 3.000%) 8.247%, 5/1/30(4)	262	261
CHG Healthcare Services, Inc. First Lien (1 month Term SOFR + 3.364%) 8.681%, 9/29/28(4)	209	208
LifePoint Health, Inc. Tranche B, First Lien (3 month Term SOFR + 4.012%) 9.377%, 11/16/25(4)	206	206
Medline Borrower LP (1 month Term SOFR + 3.364%) 8.681%, 10/23/28(4)	437	435
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.350%) 7.666%, 4/20/29(4)	341	339
		1,449

Housing—0.1%
SRS Distribution, Inc. 2021 (3 month LIBOR + 3.750%) 0.000%, 6/2/28(4)(9)	210	208
Standard Industries, Inc. (1 month Term SOFR + 2.614%) 7.938%, 9/22/28(4)	241	240
		448

Information Technology—0.3%
Applied Systems, Inc. 2026 (3 month Term SOFR + 4.500%) 9.890%, 9/18/26(4)	387	388
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Information Technology—continued
CCC Intelligent Solutions, Inc. Tranche B (1 month Term SOFR + 2.364%) 7.681%, 9/21/28(4)	$ 245	$ 244
CDK Global, Inc. (1 month Term SOFR + 4.250%) 9.640%, 7/6/29(4)	413	413
Epicor Software Corp. First Lien (3 month LIBOR + 3.500%) 0.000%, 7/30/27(4)(9)	25	25
Open Text Corp. Tranche B (1 month Term SOFR + 2.850%) 8.166%, 1/31/30(4)	213	213
Sophia LP Tranche B (1 month Term SOFR + 3.600%) 8.916%, 10/7/27(4)	240	239
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 8.159%, 3/3/30(4)	363	363
UKG, Inc. 2021-2, First Lien (3 month Term SOFR + 3.350%) 8.618%, 5/4/26(4)	243	242
		2,127

Manufacturing—0.1%
Alliance Laundry Systems LLC Tranche B (3 month Term SOFR + 3.600%) 8.901%, 10/8/27(4)	241	240
NCR Corp. (1 month Term SOFR + 2.614%) 7.931%, 8/28/26(4)	244	244
		484

Media / Telecom - Cable/Wireless Video—0.1%
Cogeco Communications Finance USA LP Tranche B-1 (3 month LIBOR + 3.250%) 0.000%, 9/18/30(4)(9)	335	329
DIRECTV Financing LLC (1 month Term SOFR + 5.000%) 10.431%, 8/2/27(4)	413	403
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 8.652%, 11/12/27(4)	204	199
		931

	Par Value	Value

Media / Telecom - Diversified Media—0.0%
Simon & Schuster, Inc. Tranche B (3 month LIBOR + 3.500%) 0.000%, 9/27/30(4)(9)	$ 30	$ 30
Metals / Minerals—0.0%
Arsenal Aic Parent LLC Tranche B (1 month Term SOFR + 4.500%) 9.879%, 8/19/30(4)	55	55
Service—0.2%
AlixPartners LLP (1 month Term SOFR + 2.864%) 8.181%, 2/4/28(4)	60	60
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 3.250%) 8.619%, 4/20/29(4)	267	266
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 8.540%, 11/23/28(4)	245	244
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 9.166%, 2/1/28(4)	205	205
Titan Acquisition Ltd. (3 month LIBOR + 3.000%) 8.731%, 3/28/25(4)	214	212
		987

Transportation - Automotive—0.0%
Clarios Global LP 2023 (1 month Term SOFR + 3.750%) 9.066%, 5/6/30(4)	375	374
Utilities—0.1%
Brookfield WEC Holdings, Inc. (1 month Term SOFR + 2.864%) 8.181%, 8/1/25(4)	351	350
Generation Bridge Northeast LLC Tranche B (1 month Term SOFR + 4.250%) 9.566%, 8/7/29(4)	95	95
		445

Total Leveraged Loans (Identified Cost $12,687)		12,737

Shares
Preferred Stocks—0.2%
Financials—0.2%
JPMorgan Chase & Co. Series HH, 4.600%	304 (10)	285
	Shares	Value
Financials—continued
MetLife, Inc. Series D, 5.875%(7)	277 (10)	$ 260
Truist Financial Corp. Series Q, 5.100%	460 (10)	393
Zions Bancorp NA, 9.561%	6,400	160
		1,098

Total Preferred Stocks (Identified Cost $1,202)		1,098

Common Stocks—66.3%
Communication Services—5.8%
Adevinta ASA(11)	199,477	1,975
Auto Trader Group plc	677,940	5,108
Baltic Classifieds Group plc	2,490,365	5,925
CTS Eventim AG & Co. KGaA	31,222	1,778
Dayamitra Telekomunikasi PT	64,540,000	2,840
Infrastrutture Wireless Italiane SpA	78,996	941
New Work SE	13,177	1,379
Rightmove plc	660,295	4,529
Trade Desk, Inc. (The) Class A(11)	128,557	10,047
		34,522

Consumer Discretionary—11.3%
Airbnb, Inc. Class A(11)	46,652	6,401
Allegro.eu S.A.(11)	376,682	2,779
Amazon.com, Inc.(11)	123,949	15,756
AutoZone, Inc.(11)	1,964	4,989
Home Depot, Inc. (The)	17,777	5,371
Marriott International, Inc. Class A	44,220	8,692
Max Stock Ltd.	486,865	915
MercadoLibre, Inc.(11)	4,157	5,271
Mercari, Inc.(11)	90,100	1,945
NIKE, Inc. Class B	76,802	7,344
Ross Stores, Inc.	49,774	5,622
Victorian Plumbing Group plc	1,405,019	1,509
		66,594

Consumer Staples—3.5%
Anhui Gujing Distillery Co., Ltd. Class B	82,400	1,378
Estee Lauder Cos., Inc. (The) Class A	22,669	3,277
Heineken Malaysia Bhd	541,900	2,807
McCormick & Co., Inc. Non-voting Shares	56,123	4,245
Monster Beverage Corp.(11)	123,865	6,559
PepsiCo, Inc.	14,461	2,450
		20,716

Energy—2.2%
Devon Energy Corp.	36,450	1,739
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Shares	Value

Energy—continued
Hess Corp.	22,710	$ 3,474
Pason Systems, Inc.	128,648	1,277
Pioneer Natural Resources Co.	15,195	3,488
Schlumberger N.V.	48,086	2,803
		12,781

Financials—8.2%
AJ Bell plc	851,302	2,850
Bank of America Corp.	93,883	2,571
Block, Inc. Class A(11)	67,417	2,984
FinecoBank Banca Fineco SpA	214,248	2,608
Gruppo MutuiOnline SpA	95,662	2,523
Hypoport SE(11)	10,021	1,359
Mortgage Advice Bureau Holdings Ltd.	321,863	2,105
Nordnet AB publ	66,366	877
Progressive Corp. (The)	50,510	7,036
S&P Global, Inc.	12,261	4,480
Visa, Inc. Class A	81,079	18,649
VNV Global AB(11)	169,419	259
		48,301

Health Care—5.9%
Danaher Corp.	27,114	6,727
Eli Lilly & Co.	14,000	7,520
Haw Par Corp., Ltd.	547,500	3,945
IDEXX Laboratories, Inc.(11)	6,763	2,957
Mettler-Toledo International, Inc.(11)	2,261	2,505
Nakanishi, Inc.	21,100	494
Zoetis, Inc. Class A	60,892	10,594
		34,742

Industrials—10.1%
Benefit One, Inc.	244,800	1,772
CAE, Inc.(11)	117,106	2,734
CoStar Group, Inc.(11)	96,015	7,383
Enento Group Oyj(11)	65,677	1,472
Equifax, Inc.	24,179	4,429
Fair Isaac Corp.(11)	10,207	8,865
Haitian International Holdings Ltd.	1,034,337	2,193
Howden Joinery Group plc	322,870	2,901
Knorr-Bremse AG	44,447	2,828
MEITEC Group Holdings, Inc.	145,600	2,635
MTU Aero Engines AG	13,411	2,435
Paycom Software, Inc.	38,957	10,100
S-1 Corp.	67,673	2,838
Uber Technologies, Inc.(11)	161,212	7,414
		59,999

Information Technology—17.3%
Accenture plc Class A	22,617	6,946
Alten S.A.	18,024	2,374
Amphenol Corp. Class A	139,972	11,756
BILL Holdings, Inc.(11)	57,833	6,279
	Shares	Value

Information Technology—continued
Bouvet ASA	424,107	$ 2,248
Brockhaus Technologies AG(11)	47,088	1,070
Cadence Design Systems, Inc.(11)	13,852	3,246
FDM Group Holdings plc	436,415	2,769
Gartner, Inc.(11)	9,076	3,119
MongoDB, Inc. Class A(11)	21,839	7,553
NVIDIA Corp.	70,161	30,519
Roper Technologies, Inc.	15,648	7,578
Shopify, Inc. Class A(11)	49,134	2,681
Snowflake, Inc. Class A(11)	34,068	5,205
Workday, Inc. Class A(11)	40,186	8,634
		101,977

Materials—1.4%
Corp. Moctezuma SAB de C.V.	721,710	2,779
Ecolab, Inc.	31,489	5,334
		8,113

Real Estate—0.6%
Prologis, Inc.	31,144	3,495
Total Common Stocks (Identified Cost $262,892)		391,240

Total Long-Term Investments—98.9% (Identified Cost $484,816)		584,209

Securities Lending Collateral—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.222%)(12)(13)	1,044,530	1,045
Total Securities Lending Collateral (Identified Cost $1,045)		1,045

TOTAL INVESTMENTS—99.1% (Identified Cost $485,861)		$585,254
Other assets and liabilities, net—0.9%		5,109
NET ASSETS—100.0%		$590,363

Abbreviations:
ABS	Asset-Backed Securities
BAM	Build America Municipal Insured
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
NA	National Association
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security in default; no interest payments are being received.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities amounted to a value of $86,671 or 14.7% of net assets.
(4)	Variable rate security. Rate disclosed is as of September 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	No contractual maturity date.
(6)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(7)	All or a portion of security is on loan.
(8)	Security in default; interest payments are being received.
(9)	This loan will settle after September 30, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(10)	Value shown as par value.
(11)	Non-income producing.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	81%
United Kingdom	5
Germany	2
Canada	1
Japan	1
Italy	1
Brazil	1
Other	8
Total	100%
† % of total investments as of September 30, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$ 23,917	$ —	$ 23,917
Corporate Bonds and Notes	64,777	—	64,777
Foreign Government Securities	2,199	—	2,199
Leveraged Loans	12,737	—	12,737
Mortgage-Backed Securities	56,654	—	56,654
Municipal Bonds	7,213	—	7,213
U.S. Government Securities	24,374	—	24,374
Equity Securities:
Common Stocks	391,240	391,240	—
Preferred Stocks	1,098	160	938
Securities Lending Collateral	1,045	1,045	—
Total Investments	$585,254	$392,445	$192,809
Securities held by the Fund with an end of period value of $973 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2023.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES September 30, 2023
(Reported in thousands except shares and per share amounts)
	KAR Capital Growth Fund	KAR Equity Income Fund	KAR Global Quality Dividend Fund	KAR Mid-Cap Core Fund
Assets
Investment in securities at value(1)(2)	$ 514,647	$ 124,715	$ 31,044	$ 1,801,007
Cash	4,046	1,930	293	55,633
Receivables
Investment securities sold	—	—	641	—
Fund shares sold	3	1	—	7,139
Dividends	143	169	123	1,225
Tax reclaims	—	129	82	—
Securities lending income	—	3	2	—
Prepaid Trustees’ retainer	11	3	1	35
Prepaid expenses	29	27	19	100
Other assets	69	16	4	239
Total assets	518,948	126,993	32,209	1,865,378
Liabilities
Due to custodian	—	—	1	—
Payables
Fund shares repurchased	592	5	— (a)	1,939
Investment securities purchased	—	—	310	—
Collateral on securities loaned	—	5,285	698	—
Investment advisory fees	311	59	8	1,084
Distribution and service fees	106	24	5	77
Administration and accounting fees	46	11	3	160
Transfer agent and sub-transfer agent fees and expenses	96	27	9	307
Professional fees	29	22	28	38
Trustee deferred compensation plan	69	16	4	239
Interest expense and/or commitment fees	1	— (a)	— (a)	3
Other accrued expenses	50	20	6	58
Total liabilities	1,300	5,469	1,072	3,905
Net Assets	$ 517,648	$ 121,524	$ 31,137	$ 1,861,473
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 218,191	$ 114,765	$ 30,727	$ 1,496,955
Accumulated earnings (loss)	299,457	6,759	410	364,518
Net Assets	$ 517,648	$ 121,524	$ 31,137	$ 1,861,473
Net Assets:
Class A	$ 483,990	$ 101,277	$ 21,314	$ 111,714
Class C	$ 2,136	$ 3,350	$ 490	$ 64,053
Class I	$ 29,960	$ 14,965	$ 7,143	$ 1,639,765
Class R6	$ 1,562	$ 1,932	$ 2,190	$ 45,941
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	28,616,974	5,583,153	1,554,837	2,214,123
Class C	203,803	220,425	36,934	1,411,473
Class I	1,669,039	830,685	521,594	31,554,910
Class R6	85,182	107,448	158,823	879,854
Net Asset Value and Redemption Price Per Share:*
Class A	$ 16.91	$ 18.14	$ 13.71	$ 50.46
Class C	$ 10.48	$ 15.20	$ 13.28	$ 45.38
Class I	$ 17.95	$ 18.02	$ 13.69	$ 51.97
Class R6	$ 18.34	$ 17.98	$ 13.79	$ 52.21
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2023
(Reported in thousands except shares and per share amounts)
	KAR Capital Growth Fund	KAR Equity Income Fund	KAR Global Quality Dividend Fund	KAR Mid-Cap Core Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 17.89	$ 19.20	$ 14.51	$ 53.40
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 241,451	$ 120,406	$ 30,391	$ 1,474,300
(2) Market value of securities on loan	$ —	$ 5,156	$ 690	$ —

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2023
(Reported in thousands except shares and per share amounts)
	KAR Mid-Cap Growth Fund	KAR Small-Cap Core Fund	KAR Small-Cap Growth Fund	KAR Small-Cap Value Fund
Assets
Investment in unaffiliated securities at value(1)(2)	$ 1,473,571	$ 1,721,864	$ 1,994,195	$ 701,207
Investment in affiliated securities at value(3)	—	—	1,215,675	—
Foreign currency at value(4)	—	—	— (a)	—
Cash	16,641	19,044	108,446	19,643
Receivables
Investment securities sold	—	3,953	—	254
Fund shares sold	1,459	1,004	1,604	606
Dividends	247	763	2,435	529
Securities lending income	—	— (a)	— (a)	—
Prepaid Trustees’ retainer	30	35	66	15
Prepaid expenses	37	47	38	41
Other assets	197	226	431	95
Total assets	1,492,182	1,746,936	3,322,890	722,390
Liabilities
Payables
Fund shares repurchased	1,330	1,025	3,083	353
Investment securities purchased	—	2,496	1,473	—
Collateral on securities loaned	—	—	875	—
Investment advisory fees	932	1,100	2,295	429
Distribution and service fees	111	81	204	29
Administration and accounting fees	131	150	285	62
Transfer agent and sub-transfer agent fees and expenses	312	266	707	272
Professional fees	40	40	58	34
Trustee deferred compensation plan	197	226	431	95
Interest expense and/or commitment fees	3	3	7	2
Other accrued expenses	73	61	129	29
Total liabilities	3,129	5,448	9,547	1,305
Net Assets	$ 1,489,053	$ 1,741,488	$ 3,313,343	$ 721,085
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 1,155,624	$ 959,401	$ 2,190,264	$ 476,017
Accumulated earnings (loss)	333,429	782,087	1,123,079	245,068
Net Assets	$ 1,489,053	$ 1,741,488	$ 3,313,343	$ 721,085
Net Assets:
Class A	$ 302,747	$ 146,983	$ 416,428	$ 88,472
Class C	$ 54,318	$ 59,235	$ 136,793	$ 12,289
Class I	$ 1,041,379	$ 1,146,747	$ 2,534,160	$ 572,969
Class R6	$ 90,609	$ 388,523	$ 225,962	$ 47,355
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	6,028,863	3,366,681	13,205,475	4,070,445
Class C	1,429,921	1,816,753	5,370,592	588,688
Class I	19,861,444	24,206,207	76,697,375	26,281,978
Class R6	1,708,930	8,159,249	6,788,515	2,161,160
Net Asset Value and Redemption Price Per Share:*
Class A	$ 50.22	$ 43.66	$ 31.53	$ 21.74
Class C	$ 37.99	$ 32.61	$ 25.47	$ 20.88
Class I	$ 52.43	$ 47.37	$ 33.04	$ 21.80
Class R6	$ 53.02	$ 47.62	$ 33.29	$ 21.91
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2023
(Reported in thousands except shares and per share amounts)
	KAR Mid-Cap Growth Fund	KAR Small-Cap Core Fund	KAR Small-Cap Growth Fund	KAR Small-Cap Value Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 53.14	$ 46.20	$ 33.37	$ 23.01
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in unaffiliated securities at cost	$ 981,924	$ 1,016,476	$ 1,310,567	$ 472,872
(2) Market value of securities on loan	$ —	$ —	$ 851	$ —
(3) Investment in affiliated securities at cost	$ —	$ —	$ 925,858	$ —
(4) Foreign currency at cost	$ —	$ —	$ —(a)	$ —

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2023
(Reported in thousands except shares and per share amounts)
	KAR Small-Mid Cap Core Fund	KAR Small-Mid Cap Growth Fund	KAR Small-Mid Cap Value Fund	SGA Emerging Markets Growth Fund
Assets
Investment in securities at value(1)	$ 1,287,770	$ 8,986	$ 5,718	$ 4,632
Cash	40,586	301	50	34
Receivables
Fund shares sold	7,627	1	—	— (a)
Dividends	555	4	5	2
Receivable from adviser	—	4	5	8
Tax reclaims	—	—	—	— (a)
Prepaid Trustees’ retainer	25	— (a)	— (a)	— (a)
Prepaid expenses	54	8	13	11
Other assets	171	1	1	1
Total assets	1,336,788	9,305	5,792	4,688
Liabilities
Payables
Fund shares repurchased	1,568	10	—	—
Investment securities purchased	—	—	7	—
Foreign capital gains tax	—	—	—	3
Investment advisory fees	815	—	—	—
Distribution and service fees	41	1	— (a)	— (a)
Administration and accounting fees	114	1	1	1
Transfer agent and sub-transfer agent fees and expenses	235	1	— (a)	— (a)
Professional fees	35	26	25	39
Trustee deferred compensation plan	171	1	1	1
Interest expense and/or commitment fees	2	— (a)	— (a)	— (a)
Other accrued expenses	43	1	1	1
Total liabilities	3,024	41	35	45
Net Assets	$ 1,333,764	$ 9,264	$ 5,757	$ 4,643
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 1,267,162	$ 9,918	$ 6,267	$ 5,036
Accumulated earnings (loss)	66,602	(654)	(510)	(393)
Net Assets	$ 1,333,764	$ 9,264	$ 5,757	$ 4,643
Net Assets:
Class A	$ 52,713	$ 3,321	$ 1,207	$ 157
Class C	$ 35,836	$ 101	$ 87	$ 139
Class I	$ 1,178,304	$ 2,715	$ 1,150	$ 219
Class R6	$ 66,911	$ 3,127	$ 3,313	$ 4,128
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	3,196,413	364,936	142,167	17,002
Class C	2,266,301	11,361	10,361	15,581
Class I	70,494,756	296,145	134,916	23,446
Class R6	3,988,490	340,690	387,002	438,114
Net Asset Value and Redemption Price Per Share:*
Class A	$ 16.49	$ 9.10	$ 8.49	$ 9.24
Class C	$ 15.81	$ 8.91	$ 8.42	$ 8.93
Class I	$ 16.71	$ 9.17	$ 8.52	$ 9.35
Class R6	$ 16.78	$ 9.18	$ 8.56	$ 9.42
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2023
(Reported in thousands except shares and per share amounts)
	KAR Small-Mid Cap Core Fund	KAR Small-Mid Cap Growth Fund	KAR Small-Mid Cap Value Fund	SGA Emerging Markets Growth Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 17.45	$ 9.63	$ 8.98	$ 9.78
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 1,212,137	$ 8,933	$ 6,162	$ 4,561

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2023
(Reported in thousands except shares and per share amounts)
	SGA Global Growth Fund	SGA New Leaders Growth Fund	Tactical Allocation Fund
Assets
Investment in securities at value(1)(2)	$ 110,406	$ 7,002	$ 585,254
Foreign currency at value(3)	—	—	10
Cash	401	37	5,169
Receivables
Investment securities sold	—	—	1,099
Fund shares sold	77	—	29
Dividends and interest	28	3	1,737
Receivable from adviser	—	3	—
Tax reclaims	66	—	125
Securities lending income	—	—	1
Prepaid Trustees’ retainer	2	— (a)	12
Prepaid expenses	26	15	29
Other assets	15	1	77
Total assets	111,021	7,061	593,542
Liabilities
Payables
Fund shares repurchased	2	—	193
Investment securities purchased	—	—	1,210
Collateral on securities loaned	—	—	1,045
Dividend distributions	—	—	1
Investment advisory fees	56	—	264
Distribution and service fees	8	— (a)	126
Administration and accounting fees	10	1	52
Transfer agent and sub-transfer agent fees and expenses	14	1	109
Professional fees	31	34	36
Trustee deferred compensation plan	15	1	77
Interest expense and/or commitment fees	— (a)	— (a)	1
Other accrued expenses	10	1	65
Total liabilities	146	38	3,179
Net Assets	$ 110,875	$ 7,023	$ 590,363
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 92,158	$ 9,048	$ 510,938
Accumulated earnings (loss)	18,717	(2,025)	79,425
Net Assets	$ 110,875	$ 7,023	$ 590,363
Net Assets:
Class A	$ 22,363	$ 84	$ 557,103
Class C	$ 3,726	$ 70	$ 9,183
Class I	$ 24,356	$ 75	$ 22,540
Class R6	$ 60,430	$ 6,794	$ 1,537
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	949,885	11,784	58,472,374
Class C	172,980	10,000	941,932
Class I	1,021,205	10,500	2,372,458
Class R6	2,441,609	939,151	162,037
Net Asset Value and Redemption Price Per Share:*
Class A	$ 23.54	$ 7.14	$ 9.53
Class C	$ 21.54	$ 6.99	$ 9.75
Class I	$ 23.85	$ 7.19	$ 9.50
Class R6	$ 24.75	$ 7.23	$ 9.49
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2023
(Reported in thousands except shares and per share amounts)
	SGA Global Growth Fund	SGA New Leaders Growth Fund	Tactical Allocation Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 24.91	$ 7.56	$ 10.08
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 88,079	$ 7,308	$ 485,861
(2) Market value of securities on loan	$ —	$ —	$ 1,010
(3) Foreign currency at cost	$ —	$ —	$ 10

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS YEAR ENDED September 30, 2023
($ reported in thousands)
	KAR Capital Growth Fund	KAR Equity Income Fund	KAR Global Quality Dividend Fund	KAR Mid-Cap Core Fund	KAR Mid-Cap Growth Fund
Investment Income
Dividends	$ 3,910	$5,728	$1,723	$ 17,123	$ 10,019
Securities lending, net of fees	—	49	13	—	—
Foreign taxes withheld	—	(120)	(113)	—	—
Total investment income	3,910	5,657	1,623	17,123	10,019
Expenses
Investment advisory fees	3,575	1,085	274	12,199	11,555
Distribution and service fees, Class A	1,192	280	58	243	780
Distribution and service fees, Class C	24	41	7	610	583
Administration and accounting fees	527	155	45	1,595	1,613
Transfer agent fees and expenses	352	88	27	665	709
Sub-transfer agent fees and expenses, Class A	163	64	15	90	254
Sub-transfer agent fees and expenses, Class C	2	3	1	61	69
Sub-transfer agent fees and expenses, Class I	26	22	12	1,306	1,333
Custodian fees	1	1	1	2	3
Printing fees and expenses	38	13	5	118	43
Professional fees	57	9	29	190	25
Interest expense and/or commitment fees	3	2	— (1)	16	11
Registration fees	51	58	44	191	119
Trustees’ fees and expenses	39	11	3	112	125
Miscellaneous expenses	136	52	21	69	121
Total expenses	6,186	1,884	542	17,467	17,343
Less net expenses reimbursed and/or waived by investment adviser(2)	(3)	(201)	(80)	(1,673)	(80)
Less low balance account fees	(13)	(1)	(1)	— (1)	(2)
Net expenses	6,170	1,682	461	15,794	17,261
Net investment income (loss)	(2,260)	3,975	1,162	1,329	(7,242)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	31,754	(272)	(78)	54,396	(116,546)
Foreign currency transactions	—	(1)	(1)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	75,440	4,906	2,328	205,023	354,423
Foreign currency transactions	—	—	9	—	—
Net realized and unrealized gain (loss) on investments	107,194	4,633	2,258	259,419	237,877
Net increase (decrease) in net assets resulting from operations	$104,934	$8,608	$3,420	$260,748	$ 230,635

(1)	Amount is less than $500 (not in thousands).
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED September 30, 2023
($ reported in thousands)
	KAR Small-Cap Core Fund	KAR Small-Cap Growth Fund	KAR Small-Cap Value Fund	KAR Small-Mid Cap Core Fund	KAR Small-Mid Cap Growth Fund
Investment Income
Dividends	$ 25,125	$ 17,471	$14,938	$ 11,323	$ 49
Dividends from affiliated	—	7,891	—	—	—
Securities lending, net of fees	— (1)	64	—	—	— (1)
Total investment income	25,125	25,426	14,938	11,323	49
Expenses
Investment advisory fees	12,784	28,444	5,936	8,658	57
Distribution and service fees, Class A	346	1,089	231	106	6
Distribution and service fees, Class C	622	1,526	138	328	1
Administration and accounting fees	1,741	3,534	869	1,193	15
Transfer agent fees and expenses	734	1,492	383	498	4
Sub-transfer agent fees and expenses, Class A	133	499	58	36	3
Sub-transfer agent fees and expenses, Class C	44	136	12	37	— (1)
Sub-transfer agent fees and expenses, Class I	913	2,690	707	1,012	3
Custodian fees	2	5	1	2	— (1)
Printing fees and expenses	109	264	68	87	3
Professional fees	60	—	—	—	23
Interest expense and/or commitment fees	13	110	34	11	— (1)
Registration fees	71	107	103	134	33
Trustees’ fees and expenses	128	277	70	85	1
Miscellaneous expenses	74	30	39	43	5
Total expenses	17,774	40,203	8,649	12,230	154
Less net expenses reimbursed and/or waived by investment adviser(2)	—	—	—	—	(69)
Less low balance account fees	—	(1)	(1)	— (1)	—
Plus net expenses recaptured	—	—	—	6	—
Net expenses	17,774	40,202	8,648	12,236	85
Net investment income (loss)	7,351	(14,776)	6,290	(913)	(36)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	69,617	214,324	22,396	2,344	(186)
Affiliated Investments	—	1,105	—	—	—
Foreign currency transactions	24	88	—	—	— (1)
Net change in unrealized appreciation (depreciation) on:
Investments	291,532	51,917	65,085	205,404	1,096
Affiliated investments	—	243,367	—	—	—
Foreign currency transactions	(11)	(32)	—	—	—
Net realized and unrealized gain (loss) on investments	361,162	510,769	87,481	207,748	910
Net increase (decrease) in net assets resulting from operations	$368,513	$495,993	$93,771	$206,835	$ 874

(1)	Amount is less than $500 (not in thousands).
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED September 30, 2023
($ reported in thousands)
	KAR Small-Mid Cap Value Fund	SGA Emerging Markets Growth Fund	SGA Global Growth Fund	SGA New Leaders Growth Fund	Tactical Allocation Fund
Investment Income
Dividends	$ 92	$ 94	$ 985	$ 54	$ 5,036
Interest	—	—	—	—	8,889
Securities lending, net of fees	—	— (1)	1	1	5
Foreign taxes withheld	—	(8)	(41)	(1)	(238)
Total investment income	92	86	945	54	13,692
Expenses
Investment advisory fees	35	49	893	52	3,345
Distribution and service fees, Class A	3	— (1)	53	— (1)	1,432
Distribution and service fees, Class C	1	2	38	1	106
Administration and accounting fees	13	13	120	14	626
Transfer agent fees and expenses	3	2	50	3	360
Sub-transfer agent fees and expenses, Class A	— (1)	— (1)	30	— (1)	253
Sub-transfer agent fees and expenses, Class C	—	— (1)	4	—	9
Sub-transfer agent fees and expenses, Class I	1	— (1)	32	—	24
Excise tax	— (1)	—	—	—	—
Custodian fees	— (1)	1	1	— (1)	12
Printing fees and expenses	2	2	20	2	45
Professional fees	19	35	26	28	68
Interest expense and/or commitment fees	— (1)	— (1)	2	— (1)	4
Registration fees	27	28	48	29	66
Trustees’ fees and expenses	— (1)	— (1)	9	1	47
Miscellaneous expenses	4	11	21	7	163
Total expenses	108	143	1,347	137	6,560
Less net expenses reimbursed and/or waived by investment adviser(2)	(58)	(89)	(157)	(77)	(511)
Less low balance account fees	—	—	— (1)	—	(9)
Net expenses	50	54	1,190	60	6,040
Net investment income (loss)	42	32	(245)	(6)	7,652
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(71)	(168)	(2,573)	(741)	6,268
Foreign currency transactions	—	(1)	3	— (1)	(14)
Foreign capital gains tax	—	—	—	— (1)	— (1)
Net change in unrealized appreciation (depreciation) on:
Investments	433	603	26,498	1,497	74,495
Foreign currency transactions	—	— (1)	5	— (1)	6
Foreign capital gains tax	—	— (1)	—	—	—
Net realized and unrealized gain (loss) on investments	362	434	23,933	756	80,755
Net increase (decrease) in net assets resulting from operations	$404	$ 466	$23,688	$ 750	$88,407

(1)	Amount is less than $500 (not in thousands).
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	KAR Capital Growth Fund		KAR Equity Income Fund
	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2023	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (2,260)	$ (4,080)	$ 3,975	$ 3,225
Net realized gain (loss)	31,754	86,995	(273)	4,994
Net change in unrealized appreciation (depreciation)	75,440	(364,704)	4,906	(18,112)
Increase (decrease) in net assets resulting from operations	104,934	(281,789)	8,608	(9,893)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(83,782)	(53,757)	(6,421)	(5,143)
Class C	(677)	(820)	(295)	(140)
Class I	(5,506)	(4,151)	(2,170)	(497)
Class R6	(235)	(122)	(124)	(70)
Total dividends and distributions to shareholders	(90,200)	(58,850)	(9,010)	(5,850)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	34,112	11,694	(2,168)	(6,082)
Class C	(581)	(3,130)	100	(523)
Class I	(1,683)	(4,688)	(11,420)	16,933
Class R6	245	1,244	302	725
Increase (decrease) in net assets from capital transactions	32,093	5,120	(13,186)	11,053
Net increase (decrease) in net assets	46,827	(335,519)	(13,588)	(4,690)
Net Assets
Beginning of period	470,821	806,340	135,112	139,802
End of Period	$ 517,648	$ 470,821	$ 121,524	$ 135,112
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Global Quality Dividend Fund		KAR Mid-Cap Core Fund
	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2023	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 1,162	$ 1,066	$ 1,329	$ (3,352)
Net realized gain (loss)	(79)	1,880	54,396	(11,459)
Net change in unrealized appreciation (depreciation)	2,337	(6,901)	205,023	(315,507)
Increase (decrease) in net assets resulting from operations	3,420	(3,955)	260,748	(330,318)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(659)	(510)	(203)	(1,497)
Class C	(16)	(8)	(152)	(1,267)
Class I	(349)	(404)	(2,750)	(21,030)
Class R6	(80)	(53)	(65)	(951)
Total dividends and distributions to shareholders	(1,104)	(975)	(3,170)	(24,745)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(1,375)	534	23,417	5,309
Class C	(389)	(8)	853	1,691
Class I	(4,479)	697	348,618	185,127
Class R6	(112)	517	11,985	(15,752)
Increase (decrease) in net assets from capital transactions	(6,355)	1,740	384,873	176,375
Net increase (decrease) in net assets	(4,039)	(3,190)	642,451	(178,688)
Net Assets
Beginning of period	35,176	38,366	1,219,022	1,397,710
End of Period	$ 31,137	$ 35,176	$ 1,861,473	$ 1,219,022
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Mid-Cap Growth Fund		KAR Small-Cap Core Fund
	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2023	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (7,242)	$ (14,029)	$ 7,351	$ 3,870
Net realized gain (loss)	(116,546)	(35,480)	69,641	118,115
Net increase from payment by affiliate	—	19	—	—
Net change in unrealized appreciation (depreciation)	354,423	(1,147,252)	291,521	(321,839)
Increase (decrease) in net assets resulting from operations	230,635	(1,196,742)	368,513	(199,854)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	(8,185)	(8,378)	(17,080)
Class C	—	(2,544)	(5,066)	(12,382)
Class I	—	(34,824)	(66,439)	(145,908)
Class R6	—	(2,968)	(21,597)	(48,590)
Total dividends and distributions to shareholders	—	(48,521)	(101,480)	(223,960)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(43,202)	(64,827)	8,804	9,432
Class C	(13,055)	(34,319)	(7,998)	(4,941)
Class I	(257,025)	(465,049)	(39,730)	10,150
Class R6	(12,494)	(36,166)	8,776	(12,387)
Increase (decrease) in net assets from capital transactions	(325,776)	(600,361)	(30,148)	2,254
Net increase (decrease) in net assets	(95,141)	(1,845,624)	236,885	(421,560)
Net Assets
Beginning of period	1,584,194	3,429,818	1,504,603	1,926,163
End of Period	$ 1,489,053	$ 1,584,194	$ 1,741,488	$ 1,504,603
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Small-Cap Growth Fund		KAR Small-Cap Value Fund
	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2023	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (14,776)	$ (35,123)	$ 6,290	$ 4,816
Net realized gain (loss)	215,517	509,865	22,396	14,056
Net change in unrealized appreciation (depreciation)	295,252	(2,271,252)	65,085	(329,741)
Increase (decrease) in net assets resulting from operations	495,993	(1,796,510)	93,771	(310,869)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(64,943)	(100,063)	(2,821)	(2,287)
Class C	(27,720)	(45,933)	(379)	(355)
Class I	(375,773)	(655,027)	(24,275)	(21,896)
Class R6	(29,364)	(25,977)	(1,025)	(1,622)
Total dividends and distributions to shareholders	(497,800)	(827,000)	(28,500)	(26,160)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(11,751)	(43,224)	(8,026)	(8,687)
Class C	(19,703)	(22,917)	(2,087)	(3,114)
Class I	(253,220)	(483,610)	(238,487)	(151,561)
Class R6	84,995	23,078	10,280	(30,485)
Increase (decrease) in net assets from capital transactions	(199,679)	(526,673)	(238,320)	(193,847)
Net increase (decrease) in net assets	(201,486)	(3,150,183)	(173,049)	(530,876)
Net Assets
Beginning of period	3,514,829	6,665,012	894,134	1,425,010
End of Period	$ 3,313,343	$ 3,514,829	$ 721,085	$ 894,134
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Small-Mid Cap Core Fund		KAR Small-Mid Cap Growth Fund
	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2023	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (913)	$ (4,268)	$ (36)	$ (46)
Net realized gain (loss)	2,344	(9,991)	(186)	(453)
Net change in unrealized appreciation (depreciation)	205,404	(356,103)	1,096	(1,430)
Increase (decrease) in net assets resulting from operations	206,835	(370,362)	874	(1,929)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	(599)	—	—
Class C	—	(408)	—	—
Class I	—	(14,991)	—	—
Class R6	—	(222)	—	—
Total dividends and distributions to shareholders	—	(16,220)	—	—
Change in Net Assets from Capital Transactions (See Note 5):
Class A	11,541	(222)	2,772	(107)
Class C	4,168	5,969	(13)	18
Class I	109,220	65,718	515	692
Class R6	49,954	3,622	(21)	380
Increase (decrease) in net assets from capital transactions	174,883	75,087	3,253	983
Net increase (decrease) in net assets	381,718	(311,495)	4,127	(946)
Net Assets
Beginning of period	952,046	1,263,541	5,137	6,083
End of Period	$ 1,333,764	$ 952,046	$ 9,264	$ 5,137
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Small-Mid Cap Value Fund		SGA Emerging Markets Growth Fund
	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2023	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 42	$ 20	$ 32	$ 8
Net realized gain (loss)	(71)	(30)	(169)	(313)
Net change in unrealized appreciation (depreciation)	433	(768)	603	(1,477)
Increase (decrease) in net assets resulting from operations	404	(778)	466	(1,782)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(7)	(—) (1)	—	(14)
Class C	—	—	—	(11)
Class I	(2)	(1)	—	(27)
Class R6	(9)	(10)	—	(368)
Total dividends and distributions to shareholders	(18)	(11)	—	(420)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	437	643	8	1
Class C	— (1)	1	48	(14)
Class I	710	399	(39)	(47)
Class R6	314	729	(137)	364
Increase (decrease) in net assets from capital transactions	1,461	1,772	(120)	304
Net increase (decrease) in net assets	1,847	983	346	(1,898)
Net Assets
Beginning of period	3,910	2,927	4,297	6,195
End of Period	$ 5,757	$ 3,910	$ 4,643	$ 4,297

(1)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	SGA Global Growth Fund		SGA New Leaders Growth Fund
	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2023	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (245)	$ (643)	$ (6)	$ (33)
Net realized gain (loss)	(2,570)	3,988	(741)	(809)
Net change in unrealized appreciation (depreciation)	26,503	(56,748)	1,497	(2,361)
Increase (decrease) in net assets resulting from operations	23,688	(53,403)	750	(3,203)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(503)	(2,276)	—	—
Class C	(104)	(518)	—	—
Class I	(643)	(3,434)	—	—
Class R6	(1,405)	(5,122)	—	—
Total dividends and distributions to shareholders	(2,655)	(11,350)	—	—
Change in Net Assets from Capital Transactions (See Note 5):
Class A	134	(3,902)	4	10
Class C	(727)	(934)	—	(2)
Class I	(13,899)	(1,068)	(37)	—
Class R6	(5,388)	4,695	542	2,311
Increase (decrease) in net assets from capital transactions	(19,880)	(1,209)	509	2,319
Net increase (decrease) in net assets	1,153	(65,962)	1,259	(884)
Net Assets
Beginning of period	109,722	175,684	5,764	6,648
End of Period	$ 110,875	$ 109,722	$ 7,023	$ 5,764
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Tactical Allocation Fund
	Year Ended September 30, 2023	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 7,652	$ 4,598
Net realized gain (loss)	6,254	38,422
Net change in unrealized appreciation (depreciation)	74,501	(318,832)
Increase (decrease) in net assets resulting from operations	88,407	(275,812)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(41,415)	(60,102)
Class C	(712)	(1,929)
Class I	(1,853)	(3,906)
Class R6	(20)	(8)
Total dividends and distributions to shareholders	(44,000)	(65,945)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(26,993)	(12,680)
Class C	(4,018)	(11,584)
Class I	(4,841)	(8,300)
Class R6	1,516	4
Increase (decrease) in net assets from capital transactions	(34,336)	(32,560)
Net increase (decrease) in net assets	10,071	(374,317)
Net Assets
Beginning of period	580,292	954,609
End of Period	$ 590,363	$ 580,292
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

KAR Capital Growth Fund
Class A
10/1/22 to 9/30/23	$16.87	(0.08)	3.43	3.35	—	—	(3.31)	(3.31)	—	0.04	$16.91	23.25%	$ 483,990	1.22% (6)	1.22%	(0.45) %	12%
10/1/21 to 9/30/22	28.64	(0.14)	(9.51)	(9.65)	—	—	(2.12)	(2.12)	—	(11.77)	16.87	(36.54)	435,925	1.20 (6)(7)	1.20	(0.63)	13
10/1/20 to 9/30/21	24.20	(0.22)	5.49	5.27	—	—	(0.83)	(0.83)	—	4.44	28.64	21.98	736,713	1.20 (6)	1.20	(0.83)	8
10/1/19 to 9/30/20	16.67	(0.12)	8.16	8.04	—	—	(0.51)	(0.51)	—	7.53	24.20	49.20	640,963	1.22 (6)	1.23	(0.63)	4
10/1/18 to 9/30/19	18.37	(0.07)	(0.08)	(0.15)	—	—	(1.55)	(1.55)	—	(1.70)	16.67	1.10	471,071	1.23 (6)	1.24	(0.43)	12
Class C
10/1/22 to 9/30/23	$11.73	(0.14)	2.20	2.06	—	—	(3.31)	(3.31)	—	(1.25)	$10.48	22.24%	$ 2,136	2.06% (6)	2.06%	(1.29) %	12%
10/1/21 to 9/30/22	20.70	(0.25)	(6.60)	(6.85)	—	—	(2.12)	(2.12)	—	(8.97)	11.73	(37.07)	2,914	2.01 (6)(7)	2.01	(1.48)	13
10/1/20 to 9/30/21	17.83	(0.32)	4.02	3.70	—	—	(0.83)	(0.83)	—	2.87	20.70	21.00	9,252	2.01 (6)	2.01	(1.63)	8
10/1/19 to 9/30/20	12.49	(0.20)	6.05	5.85	—	—	(0.51)	(0.51)	—	5.34	17.83	48.09	13,183	2.00 (6)	2.00	(1.41)	4
10/1/18 to 9/30/19	14.34	(0.15)	(0.15)	(0.30)	—	—	(1.55)	(1.55)	—	(1.85)	12.49	0.26	8,632	2.02 (6)	2.02	(1.22)	12
Class I
10/1/22 to 9/30/23	$17.67	(0.04)	3.63	3.59	—	—	(3.31)	(3.31)	—	0.28	$17.95	23.60%	$ 29,960	1.00% (6)	1.00%	(0.23) %	12%
10/1/21 to 9/30/22	29.86	(0.11)	(9.96)	(10.07)	—	—	(2.12)	(2.12)	—	(12.19)	17.67	(36.45)	30,739	1.01 (6)(7)	1.01	(0.44)	13
10/1/20 to 9/30/21	25.15	(0.18)	5.72	5.54	—	—	(0.83)	(0.83)	—	4.71	29.86	22.23	59,565	1.00 (6)	1.00	(0.63)	8
10/1/19 to 9/30/20	17.36	(0.09)	8.39	8.30	—	—	(0.51)	(0.51)	—	7.79	25.15	48.72	46,600	1.01 (6)	1.02	(0.44)	4
10/1/18 to 9/30/19	19.02	(0.04)	(0.07)	(0.11)	—	—	(1.55)	(1.55)	—	(1.66)	17.36	1.29	22,315	1.02 (6)	1.03	(0.21)	12
Class R6
10/1/22 to 9/30/23	$17.95	— (8)	3.70	3.70	—	—	(3.31)	(3.31)	—	0.39	$18.34	23.88%	$ 1,562	0.73%	0.91%	0.03%	12%
10/1/21 to 9/30/22	30.22	(0.04)	(10.11)	(10.15)	—	—	(2.12)	(2.12)	—	(12.27)	17.95	(36.27)	1,243	0.74 (7)	0.92	(0.15)	13
10/1/20 to 9/30/21	25.38	(0.11)	5.78	5.67	—	—	(0.83)	(0.83)	—	4.84	30.22	22.55	810	0.73	0.91	(0.38)	8
10/1/19 to 9/30/20	17.37	(0.01)	8.53	8.52	—	—	(0.51)	(0.51)	—	8.01	25.38	49.99	279	0.72	0.94	(0.06)	4
10/1/18 to 9/30/19	19.04	(0.05)	(0.07)	(0.12)	—	—	(1.55)	(1.55)	—	(1.67)	17.37	1.25	94	0.78 (9)	0.94	(0.27)	12

KAR Equity Income Fund
Class A
10/1/22 to 9/30/23	$18.25	0.52	0.50	1.02	(0.47)	—	(0.66)	(1.13)	—	(0.11)	$18.14	5.19%	$ 101,277	1.19%	1.33%	2.71%	27%
10/1/21 to 9/30/22	20.46	0.47	(1.80)	(1.33)	(0.44)	—	(0.44)	(0.88)	—	(2.21)	18.25	(7.01)	104,120	1.22 (7)	1.34	2.26	22
10/1/20 to 9/30/21	23.03	0.47	3.57	4.04	(0.27)	—	(6.34)	(6.61)	—	(2.57)	20.46	20.23	122,518	1.23 (7)	1.36	2.21	25
10/1/19 to 9/30/20	20.62	0.15	2.47	2.62	(0.21)	—	—	(0.21)	—	2.41	23.03	12.75	113,585	1.23 (7)	1.38	0.72	118
10/1/18 to 9/30/19	21.05	0.16	(0.38)	(0.22)	(0.21)	—	—	(0.21)	—	(0.43)	20.62	(0.85)	115,121	1.20	1.34	0.80	26
Class C
10/1/22 to 9/30/23	$15.55	0.32	0.44	0.76	(0.45)	—	(0.66)	(1.11)	—	(0.35)	$15.20	4.40%	$ 3,350	1.94%	2.12%	1.97%	27%
10/1/21 to 9/30/22	17.47	0.26	(1.52)	(1.26)	(0.22)	—	(0.44)	(0.66)	—	(1.92)	15.55	(7.67)	3,395	1.97 (7)	2.12	1.50	22
10/1/20 to 9/30/21	20.51	0.28	3.12	3.40	(0.10)	—	(6.34)	(6.44)	—	(3.04)	17.47	19.31	4,303	1.97 (7)	2.13	1.52	25
10/1/19 to 9/30/20	18.36	(0.01)	2.19	2.18	(0.03)	—	—	(0.03)	—	2.15	20.51	11.91	6,394	1.97 (7)	2.13	(0.03)	118
10/1/18 to 9/30/19	18.71	0.01	(0.33)	(0.32)	(0.03)	—	—	(0.03)	—	(0.35)	18.36	(1.65)	7,769	1.95	2.10	0.07	26
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Equity Income Fund (Continued)
Class I
10/1/22 to 9/30/23	$18.21	0.57	0.50	1.07	(0.60)	—	(0.66)	(1.26)	—	(0.19)	$18.02	5.47%	$ 14,965	0.94%	1.09%	2.99%	27%
10/1/21 to 9/30/22	20.41	0.51	(1.78)	(1.27)	(0.49)	—	(0.44)	(0.93)	—	(2.20)	18.21	(6.74)	25,923	0.99 (7)	1.10	2.48	22
10/1/20 to 9/30/21	23.00	0.52	3.56	4.08	(0.33)	—	(6.34)	(6.67)	—	(2.59)	20.41	20.49	11,819	0.98 (7)	1.11	2.43	25
10/1/19 to 9/30/20	20.60	0.20	2.46	2.66	(0.26)	—	—	(0.26)	—	2.40	23.00	12.98	10,319	0.98 (7)	1.13	0.97	118
10/1/18 to 9/30/19	21.03	0.21	(0.38)	(0.17)	(0.26)	—	—	(0.26)	—	(0.43)	20.60	(0.58)	10,654	0.95	1.09	1.06	26
Class R6
10/1/22 to 9/30/23	$18.13	0.58	0.49	1.07	(0.56)	—	(0.66)	(1.22)	—	(0.15)	$17.98	5.49%	$ 1,932	0.90%	1.00%	3.03%	27%
10/1/21 to 9/30/22	20.35	0.52	(1.78)	(1.26)	(0.52)	—	(0.44)	(0.96)	—	(2.22)	18.13	(6.74)	1,674	0.94 (7)	1.03	2.54	22
10/1/20 to 9/30/21	22.96	0.51	3.57	4.08	(0.35)	—	(6.34)	(6.69)	—	(2.61)	20.35	20.55	1,162	0.94 (7)	1.03	2.44	25
10/1/19 to 9/30/20	20.56	0.21	2.47	2.68	(0.28)	—	—	(0.28)	—	2.40	22.96	13.08	793	0.93 (7)	1.05	1.01	118
10/1/18 to 9/30/19	21.03	0.20	(0.37)	(0.17)	(0.30)	—	—	(0.30)	—	(0.47)	20.56	(0.56)	935	0.91	1.03	1.02	26

KAR Global Quality Dividend Fund
Class A
10/1/22 to 9/30/23	$12.96	0.44	0.72	1.16	(0.41)	—	—	(0.41)	—	0.75	$13.71	8.79%	$ 21,314	1.35%	1.56%	3.10%	21%
10/1/21 to 9/30/22	14.74	0.38	(1.84)	(1.46)	(0.32)	—	—	(0.32)	—	(1.78)	12.96	(10.21)	21,388	1.36 (7)	1.50	2.54	37
10/1/20 to 9/30/21	12.76	0.37	1.95	2.32	(0.34)	—	—	(0.34)	—	1.98	14.74	18.42	23,807	1.35	1.51	2.55	37
10/1/19 to 9/30/20	14.78	0.31	(1.99)	(1.68)	(0.34)	—	—	(0.34)	—	(2.02)	12.76	(11.69)	22,089	1.35	1.61	2.32	53
10/1/18 to 9/30/19	14.98	0.38	0.85	1.23	(0.39)	—	(1.04)	(1.43)	—	(0.20)	14.78	9.64	29,367	1.35	1.56	2.71	35
Class C
10/1/22 to 9/30/23	$12.54	0.32	0.71	1.03	(0.29)	—	—	(0.29)	—	0.74	$13.28	8.06%	$ 490	2.10%	2.38%	2.29%	21%
10/1/21 to 9/30/22	14.21	0.26	(1.79)	(1.53)	(0.14)	—	—	(0.14)	—	(1.67)	12.54	(10.93)	814	2.11 (7)	2.31	1.78	37
10/1/20 to 9/30/21	12.29	0.24	1.90	2.14	(0.22)	—	—	(0.22)	—	1.92	14.21	17.52	931	2.10	2.29	1.74	37
10/1/19 to 9/30/20	14.23	0.20	(1.92)	(1.72)	(0.22)	—	—	(0.22)	—	(1.94)	12.29	(12.34)	1,467	2.10	2.35	1.53	53
10/1/18 to 9/30/19	14.52	0.24	0.83	1.07	(0.32)	—	(1.04)	(1.36)	—	(0.29)	14.23	8.74	3,178	2.10	2.29	1.79	35
Class I
10/1/22 to 9/30/23	$12.94	0.48	0.71	1.19	(0.44)	—	—	(0.44)	—	0.75	$13.69	9.02%	$ 7,143	1.10%	1.32%	3.34%	21%
10/1/21 to 9/30/22	14.76	0.42	(1.85)	(1.43)	(0.39)	—	—	(0.39)	—	(1.82)	12.94	(10.00)	10,797	1.12 (7)	1.27	2.79	37
10/1/20 to 9/30/21	12.77	0.40	1.97	2.37	(0.38)	—	—	(0.38)	—	1.99	14.76	18.78	11,659	1.10	1.27	2.79	37
10/1/19 to 9/30/20	14.79	0.35	(1.99)	(1.64)	(0.38)	—	—	(0.38)	—	(2.02)	12.77	(11.47)	10,259	1.10	1.40	2.66	53
10/1/18 to 9/30/19	15.02	0.42	0.83	1.25	(0.44)	—	(1.04)	(1.48)	—	(0.23)	14.79	9.85	7,246	1.10	1.36	3.00	35
Class R6
10/1/22 to 9/30/23	$13.04	0.53	0.72	1.25	(0.50)	—	—	(0.50)	—	0.75	$13.79	9.41%	$ 2,190	0.79%	1.20%	3.67%	21%
10/1/21 to 9/30/22	14.84	0.47	(1.86)	(1.39)	(0.41)	—	—	(0.41)	—	(1.80)	13.04	(9.73)	2,177	0.80 (7)	1.18	3.14	37
10/1/20 to 9/30/21	12.81	0.45	1.97	2.42	(0.39)	—	—	(0.39)	—	2.03	14.84	19.15	1,969	0.78	1.15	3.04	37
10/1/19 to 9/30/20	14.80	0.39	(1.99)	(1.60)	(0.39)	—	—	(0.39)	—	(1.99)	12.81	(11.18)	90	0.78	1.27	2.92	53
8/1/19 (10) to 9/30/19	14.23	0.08	0.49	0.57	—	—	—	—	—	0.57	14.80	4.01	104	0.78	1.27	3.39	35 (11)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

KAR Mid-Cap Core Fund
Class A
10/1/22 to 9/30/23	$41.93	(0.05)	8.69	8.64	—	—	(0.11)	(0.11)	—	8.53	$50.46	20.63%	$ 111,714	1.21% (7)	1.32%	(0.11) %	21%
10/1/21 to 9/30/22	54.03	(0.22)	(10.95)	(11.17)	—	—	(0.93)	(0.93)	—	(12.10)	41.93	(21.10)	72,404	1.21 (7)	1.31	(0.44)	20
10/1/20 to 9/30/21	39.93	(0.29)	14.71	14.42	—	—	(0.32)	(0.32)	—	14.10	54.03	36.25	86,713	1.20	1.31	(0.58)	15
10/1/19 to 9/30/20	35.05	(0.16)	5.19	5.03	—	—	(0.15)	(0.15)	—	4.88	39.93	14.39	56,677	1.20	1.34	(0.44)	19
10/1/18 to 9/30/19	33.71	(0.08)	1.65	1.57	—	—	(0.23)	(0.23)	—	1.34	35.05	4.79	46,934	1.20	1.36	(0.23)	28
Class C
10/1/22 to 9/30/23	$38.00	(0.38)	7.87	7.49	—	—	(0.11)	(0.11)	—	7.38	$45.38	19.73%	$ 64,053	1.96% (7)	2.07%	(0.87) %	21%
10/1/21 to 9/30/22	49.42	(0.54)	(9.95)	(10.49)	—	—	(0.93)	(0.93)	—	(11.42)	38.00	(21.70)	53,041	1.96 (7)	2.07	(1.19)	20
10/1/20 to 9/30/21	36.82	(0.61)	13.53	12.92	—	—	(0.32)	(0.32)	—	12.60	49.42	35.23	67,627	1.95	2.06	(1.33)	15
10/1/19 to 9/30/20	32.58	(0.40)	4.79	4.39	—	—	(0.15)	(0.15)	—	4.24	36.82	13.51	49,164	1.95	2.10	(1.19)	19
10/1/18 to 9/30/19	31.58	(0.30)	1.53	1.23	—	—	(0.23)	(0.23)	—	1.00	32.58	4.03	43,268	1.95	2.11	(0.98)	28
Class I
10/1/22 to 9/30/23	$43.07	0.07	8.94	9.01	—	—	(0.11)	(0.11)	—	8.90	$51.97	20.94%	$1,639,765	0.96% (7)	1.07%	0.14%	21%
10/1/21 to 9/30/22	55.34	(0.09)	(11.25)	(11.34)	—	—	(0.93)	(0.93)	—	(12.27)	43.07	(20.91)	1,065,078	0.96 (7)	1.06	(0.18)	20
10/1/20 to 9/30/21	40.79	(0.17)	15.04	14.87	—	—	(0.32)	(0.32)	—	14.55	55.34	36.59	1,188,000	0.95	1.05	(0.33)	15
10/1/19 to 9/30/20	35.72	(0.07)	5.29	5.22	—	—	(0.15)	(0.15)	—	5.07	40.79	14.65	658,291	0.95	1.09	(0.18)	19
10/1/18 to 9/30/19	34.26	0.01	1.68	1.69	—	—	(0.23)	(0.23)	—	1.46	35.72	5.06	329,591	0.95	1.11	0.03	28
Class R6
10/1/22 to 9/30/23	$43.24	0.11	8.97	9.08	—	—	(0.11)	(0.11)	—	8.97	$52.21	21.02%	$ 45,941	0.88% (7)	0.97%	0.21%	21%
10/1/21 to 9/30/22	55.51	(0.06)	(11.28)	(11.34)	—	—	(0.93)	(0.93)	—	(12.27)	43.24	(20.84)	28,499	0.88 (7)	0.97	(0.12)	20
10/1/20 to 9/30/21	40.89	(0.12)	15.06	14.94	—	—	(0.32)	(0.32)	—	14.62	55.51	36.67	55,370	0.87	0.97	(0.24)	15
10/1/19 to 9/30/20	35.77	(0.04)	5.31	5.27	—	—	(0.15)	(0.15)	—	5.12	40.89	14.77	19,666	0.87	1.00	(0.10)	19
10/1/18 to 9/30/19	34.28	0.04	1.68	1.72	—	—	(0.23)	(0.23)	—	1.49	35.77	5.15	11,323	0.87	1.01	0.11	28

KAR Mid-Cap Growth Fund
Class A
10/1/22 to 9/30/23	$43.47	(0.30)	7.05	6.75	—	—	—	—	—	6.75	$50.22	15.53%	$ 302,747	1.25% (6)	1.25%	(0.61) %	13%
10/1/21 to 9/30/22	71.37	(0.42)	(26.44)	(26.86)	—	—	(1.04)	(1.04)	— (8)	(27.90)	43.47	(38.15) (12)	301,043	1.25 (6)(7)	1.25	(0.73)	12
10/1/20 to 9/30/21	58.05	(0.62)	14.01	13.39	—	—	(0.07)	(0.07)	—	13.32	71.37	23.07	579,817	1.24 (6)	1.24	(0.91)	17
10/1/19 to 9/30/20	37.39	(0.42)	21.34	20.92	—	—	(0.26)	(0.26)	—	20.66	58.05	56.23	482,266	1.28 (6)(13)	1.26	(0.90)	14
10/1/18 to 9/30/19	35.55	(0.31)	2.79	2.48	—	—	(0.64)	(0.64)	—	1.84	37.39	7.46	181,184	1.40 (6)(13)	1.33	(0.87)	28
Class C
10/1/22 to 9/30/23	$33.14	(0.51)	5.36	4.85	—	—	—	—	—	4.85	$37.99	14.63%	$ 54,318	2.03% (6)	2.03%	(1.39) %	13%
10/1/21 to 9/30/22	55.11	(0.68)	(20.25)	(20.93)	—	—	(1.04)	(1.04)	— (8)	(21.97)	33.14	(38.65) (12)	59,318	2.05 (6)(7)	2.05	(1.53)	12
10/1/20 to 9/30/21	45.18	(0.87)	10.87	10.00	—	—	(0.07)	(0.07)	—	9.93	55.11	22.13	141,256	1.99 (6)	1.99	(1.66)	17
10/1/19 to 9/30/20	29.38	(0.60)	16.66	16.06	—	—	(0.26)	(0.26)	—	15.80	45.18	55.01	112,165	2.03 (6)(13)	2.02	(1.65)	14
10/1/18 to 9/30/19	28.30	(0.47)	2.19	1.72	—	—	(0.64)	(0.64)	—	1.08	29.38	6.67	40,450	2.15 (6)(13)	2.12	(1.62)	28
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Mid-Cap Growth Fund (Continued)
Class I
10/1/22 to 9/30/23	$45.29	(0.20)	7.34	7.14	—	—	—	—	—	7.14	$52.43	15.77%	$1,041,379	1.02% (6)	1.02%	(0.39) %	13%
10/1/21 to 9/30/22	74.14	(0.30)	(27.51)	(27.81)	—	—	(1.04)	(1.04)	— (8)	(28.85)	45.29	(38.00) (12)	1,134,777	1.01 (6)(7)	1.01	(0.50)	12
10/1/20 to 9/30/21	60.16	(0.47)	14.52	14.05	—	—	(0.07)	(0.07)	—	13.98	74.14	23.35	2,499,830	1.00 (6)	1.00	(0.66)	17
10/1/19 to 9/30/20	38.70	(0.33)	22.05	21.72	—	—	(0.26)	(0.26)	—	21.46	60.16	56.39	1,837,262	1.03 (6)	1.03	(0.66)	14
10/1/18 to 9/30/19	36.66	(0.22)	2.90	2.68	—	—	(0.64)	(0.64)	—	2.04	38.70	7.79	309,892	1.11 (6)(13)	1.11	(0.58)	28
Class R6
10/1/22 to 9/30/23	$45.71	(0.10)	7.41	7.31	—	—	—	—	—	7.31	$53.02	15.99%	$ 90,609	0.82%	0.91%	(0.19) %	13%
10/1/21 to 9/30/22	74.68	(0.20)	(27.73)	(27.93)	—	—	(1.04)	(1.04)	— (8)	(28.97)	45.71	(37.89) (12)	89,056	0.84 (7)	0.90	(0.34)	12
10/1/20 to 9/30/21	60.49	(0.36)	14.62	14.26	—	—	(0.07)	(0.07)	—	14.19	74.68	23.57	208,915	0.83	0.89	(0.50)	17
10/1/19 to 9/30/20	38.85	(0.28)	22.18	21.90	—	—	(0.26)	(0.26)	—	21.64	60.49	56.64	100,461	0.83	0.93	(0.51)	14
10/1/18 to 9/30/19	36.71	(0.13)	2.91	2.78	—	—	(0.64)	(0.64)	—	2.14	38.85	8.05	1,975	0.85 (9)(13)	1.01	(0.34)	28

KAR Small-Cap Core Fund
Class A
10/1/22 to 9/30/23	$37.42	0.08	8.84	8.92	(0.07)	—	(2.61)	(2.68)	—	6.24	$43.66	24.88%	$ 146,983	1.27%	1.27%	0.20%	10%
10/1/21 to 9/30/22	47.98	— (8)	(4.72)	(4.72)	—	—	(5.84)	(5.84)	—	(10.56)	37.42	(11.73)	117,382	1.27 (7)	1.27	— (14)	9
10/1/20 to 9/30/21	40.21	(0.11)	11.25	11.14	—	—	(3.37)	(3.37)	—	7.77	47.98	28.68	140,807	1.26	1.26	(0.23)	16
10/1/19 to 9/30/20	38.20	(0.17)	3.84	3.67	—	—	(1.66)	(1.66)	—	2.01	40.21	9.78	112,178	1.28	1.28	(0.46)	19
10/1/18 to 9/30/19	35.42	(0.08)	4.14	4.06	—	—	(1.28)	(1.28)	—	2.78	38.20	12.50	133,702	1.29	1.29	(0.24)	9
Class C
10/1/22 to 9/30/23	$28.70	(0.16)	6.68	6.52	—	—	(2.61)	(2.61)	—	3.91	$32.61	23.98%	$ 59,235	1.99%	1.99%	(0.52) %	10%
10/1/21 to 9/30/22	38.35	(0.24)	(3.57)	(3.81)	—	—	(5.84)	(5.84)	—	(9.65)	28.70	(12.37)	58,911	2.00 (7)	2.00	(0.73)	9
10/1/20 to 9/30/21	32.95	(0.35)	9.12	8.77	—	—	(3.37)	(3.37)	—	5.40	38.35	27.74	84,992	1.99	1.99	(0.93)	16
10/1/19 to 9/30/20	31.81	(0.37)	3.17	2.80	—	—	(1.66)	(1.66)	—	1.14	32.95	8.98	89,553	2.01	2.01	(1.20)	19
10/1/18 to 9/30/19	29.95	(0.28)	3.42	3.14	—	—	(1.28)	(1.28)	—	1.86	31.81	11.69	106,191	2.03	2.03	(0.99)	9
Class I
10/1/22 to 9/30/23	$40.33	0.21	9.55	9.76	(0.11)	—	(2.61)	(2.72)	—	7.04	$47.37	25.20%	$1,146,747	1.00%	1.00%	0.47%	10%
10/1/21 to 9/30/22	51.22	0.12	(5.11)	(4.99)	(0.06)	—	(5.84)	(5.90)	—	(10.89)	40.33	(11.51)	1,008,114	1.01 (7)	1.01	0.26	9
10/1/20 to 9/30/21	42.67	0.02	11.96	11.98	(0.06)	—	(3.37)	(3.43)	—	8.55	51.22	29.03	1,278,711	1.00	1.00	0.05	16
10/1/19 to 9/30/20	40.33	(0.07)	4.08	4.01	(0.01)	—	(1.66)	(1.67)	—	2.34	42.67	10.11	1,082,010	1.00	1.00	(0.18)	19
10/1/18 to 9/30/19	37.26	— (8)	4.39	4.39	(0.04)	—	(1.28)	(1.32)	—	3.07	40.33	12.83	1,202,004	1.02	1.02	0.01	9
Class R6
10/1/22 to 9/30/23	$40.53	0.25	9.60	9.85	(0.15)	—	(2.61)	(2.76)	—	7.09	$47.62	25.30%	$ 388,523	0.92%	0.92%	0.55%	10%
10/1/21 to 9/30/22	51.45	0.16	(5.12)	(4.96)	(0.12)	—	(5.84)	(5.96)	—	(10.92)	40.53	(11.42)	320,196	0.93 (7)	0.93	0.35	9
10/1/20 to 9/30/21	42.84	0.06	12.02	12.08	(0.10)	—	(3.37)	(3.47)	—	8.61	51.45	29.14	421,653	0.92	0.92	0.12	16
10/1/19 to 9/30/20	40.50	(0.06)	4.10	4.04	(0.04)	—	(1.66)	(1.70)	—	2.34	42.84	10.15	294,883	0.93	0.93	(0.14)	19
10/1/18 to 9/30/19	37.40	0.04	4.40	4.44	(0.06)	—	(1.28)	(1.34)	—	3.10	40.50	12.94	107,611	0.94	0.94	0.10	9
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

KAR Small-Cap Growth Fund
Class A
10/1/22 to 9/30/23	$32.27	(0.20)	4.50	4.30	—	—	(5.04)	(5.04)	—	(0.74)	$31.53	15.15%	$ 416,428	1.36% (6)	1.36%	(0.62) %	7%
10/1/21 to 9/30/22	53.81	(0.37)	(14.19)	(14.56)	—	—	(6.98)	(6.98)	—	(21.54)	32.27	(31.04)	432,185	1.34 (6)(7)	1.34	(0.87)	12
10/1/20 to 9/30/21	49.00	(0.52)	10.49	9.97	—	—	(5.16)	(5.16)	—	4.81	53.81	20.46	793,106	1.34 (6)	1.34	(0.97)	11
10/1/19 to 9/30/20	37.44	(0.41)	12.59	12.18	—	—	(0.62)	(0.62)	—	11.56	49.00	32.91	772,158	1.35 (6)	1.35	(0.99)	17
10/1/18 to 9/30/19	33.57	(0.23)	4.78	4.55	—	(0.04)	(0.64)	(0.68)	—	3.87	37.44	14.12	735,210	1.37 (6)	1.37	(0.66)	16
Class C
10/1/22 to 9/30/23	$27.18	(0.35)	3.68	3.33	—	—	(5.04)	(5.04)	—	(1.71)	$25.47	14.31%	$ 136,793	2.08% (6)	2.08%	(1.36) %	7%
10/1/21 to 9/30/22	46.72	(0.58)	(11.98)	(12.56)	—	—	(6.98)	(6.98)	—	(19.54)	27.18	(31.52)	163,204	2.07 (6)(7)	2.07	(1.61)	12
10/1/20 to 9/30/21	43.40	(0.79)	9.27	8.48	—	—	(5.16)	(5.16)	—	3.32	46.72	19.60	319,371	2.05 (6)	2.05	(1.68)	11
10/1/19 to 9/30/20	33.46	(0.63)	11.19	10.56	—	—	(0.62)	(0.62)	—	9.94	43.40	31.97	322,672	2.07 (6)	2.07	(1.72)	17
10/1/18 to 9/30/19	30.30	(0.44)	4.28	3.84	—	(0.04)	(0.64)	(0.68)	—	3.16	33.46	13.28	291,693	2.10 (6)	2.10	(1.40)	16
Class I
10/1/22 to 9/30/23	$33.50	(0.12)	4.70	4.58	—	—	(5.04)	(5.04)	—	(0.46)	$33.04	15.47%	$2,534,160	1.09% (6)	1.09%	(0.36) %	7%
10/1/21 to 9/30/22	55.46	(0.27)	(14.71)	(14.98)	—	—	(6.98)	(6.98)	—	(21.96)	33.50	(30.85)	2,778,744	1.08 (6)(7)	1.08	(0.62)	12
10/1/20 to 9/30/21	50.25	(0.38)	10.75	10.37	—	—	(5.16)	(5.16)	—	5.21	55.46	20.77	5,346,986	1.07 (6)	1.07	(0.70)	11
10/1/19 to 9/30/20	38.28	(0.31)	12.90	12.59	—	—	(0.62)	(0.62)	—	11.97	50.25	33.27	5,251,980	1.09 (6)	1.09	(0.74)	17
10/1/18 to 9/30/19	34.21	(0.14)	4.89	4.75	—	(0.04)	(0.64)	(0.68)	—	4.07	38.28	14.44	3,973,860	1.11 (6)	1.11	(0.40)	16
Class R6
10/1/22 to 9/30/23	$33.68	(0.08)	4.73	4.65	—	—	(5.04)	(5.04)	—	(0.39)	$33.29	15.61%	$ 225,962	0.99% (6)	0.99%	(0.23) %	7%
10/1/21 to 9/30/22	55.68	(0.22)	(14.80)	(15.02)	—	—	(6.98)	(6.98)	—	(22.00)	33.68	(30.80)	140,696	0.99 (6)(7)	0.99	(0.51)	12
10/1/20 to 9/30/21	50.39	(0.32)	10.77	10.45	—	—	(5.16)	(5.16)	—	5.29	55.68	20.88	205,549	0.98 (6)	0.98	(0.58)	11
10/1/19 to 9/30/20	38.35	(0.29)	12.95	12.66	—	—	(0.62)	(0.62)	—	12.04	50.39	33.39	95,061	0.99 (6)	0.99	(0.68)	17
10/1/18 to 9/30/19	34.23	(0.12)	4.92	4.80	—	(0.04)	(0.64)	(0.68)	—	4.12	38.35	14.58	45,306	1.00 (6)	1.00	(0.31)	16

KAR Small-Cap Value Fund
Class A
10/1/22 to 9/30/23	$20.31	0.12	1.98	2.10	(0.09)	—	(0.58)	(0.67)	—	1.43	$21.74	10.42%	$ 88,472	1.21% (6)	1.21%	0.53%	11%
10/1/21 to 9/30/22	27.28	0.05	(6.53)	(6.48)	(0.02)	—	(0.47)	(0.49)	—	(6.97)	20.31	(24.26)	90,204	1.21 (6)(7)	1.21	0.19	9
10/1/20 to 9/30/21	19.97	0.04	7.42	7.46	(0.15)	—	—	(0.15)	—	7.31	27.28	37.45	130,975	1.20 (6)	1.20	0.14	13
10/1/19 to 9/30/20	18.33	0.12	1.63	1.75	(0.11)	—	—	(0.11)	—	1.64	19.97	9.57	83,622	1.23 (6)	1.23	0.66	19
10/1/18 to 9/30/19	19.44	0.14	(0.93)	(0.79)	(0.13)	—	(0.19)	(0.32)	—	(1.11)	18.33	(3.82)	79,027	1.24 (6)	1.24	0.80	14
Class C
10/1/22 to 9/30/23	$19.59	(0.05)	1.92	1.87	—	—	(0.58)	(0.58)	—	1.29	$20.88	9.59%	$ 12,289	1.97% (6)	1.97%	(0.23) %	11%
10/1/21 to 9/30/22	26.51	(0.14)	(6.31)	(6.45)	—	—	(0.47)	(0.47)	—	(6.92)	19.59	(24.84)	13,446	1.98 (6)(7)	1.98	(0.58)	9
10/1/20 to 9/30/21	19.44	(0.16)	7.24	7.08	(0.01)	—	—	(0.01)	—	7.07	26.51	36.44	21,623	1.96 (6)	1.96	(0.60)	13
10/1/19 to 9/30/20	17.88	(0.01)	1.57	1.56	—	—	—	—	—	1.56	19.44	8.72	16,233	1.98 (6)	1.98	(0.08)	19
10/1/18 to 9/30/19	18.96	0.01	(0.90)	(0.89)	—	—	(0.19)	(0.19)	—	(1.08)	17.88	(4.56)	15,361	1.99 (6)	1.99	0.09	14
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Small-Cap Value Fund (Continued)
Class I
10/1/22 to 9/30/23	$20.36	0.17	1.98	2.15	(0.13)	—	(0.58)	(0.71)	—	1.44	$21.80	10.65%	$ 572,969	0.98% (6)	0.98%	0.78%	11%
10/1/21 to 9/30/22	27.30	0.11	(6.54)	(6.43)	(0.04)	—	(0.47)	(0.51)	—	(6.94)	20.36	(24.08)	756,418	0.98 (6)(7)	0.98	0.42	9
10/1/20 to 9/30/21	19.97	0.10	7.43	7.53	(0.20)	—	—	(0.20)	—	7.33	27.30	37.83	1,190,498	0.96 (6)	0.96	0.38	13
10/1/19 to 9/30/20	18.34	0.18	1.60	1.78	(0.15)	—	—	(0.15)	—	1.63	19.97	9.75	711,421	0.99 (6)	0.99	0.94	19
10/1/18 to 9/30/19	19.49	0.18	(0.94)	(0.76)	(0.20)	—	(0.19)	(0.39)	—	(1.15)	18.34	(3.57)	484,123	1.01 (6)	1.01	1.02	14
Class R6
10/1/22 to 9/30/23	$20.39	0.19	1.99	2.18	(0.08)	—	(0.58)	(0.66)	—	1.52	$21.91	10.78%	$ 47,355	0.89% (6)	0.89%	0.85%	11%
10/1/21 to 9/30/22	27.33	0.13	(6.55)	(6.42)	(0.05)	—	(0.47)	(0.52)	—	(6.94)	20.39	(24.03)	34,066	0.89 (6)(7)	0.89	0.52	9
10/1/20 to 9/30/21	20.00	0.12	7.43	7.55	(0.22)	—	—	(0.22)	—	7.33	27.33	37.85	81,914	0.89 (6)	0.89	0.46	13
10/1/19 to 9/30/20	18.36	0.19	1.62	1.81	(0.17)	—	—	(0.17)	—	1.64	20.00	9.90	12,246	0.89 (6)	0.89	1.01	19
10/1/18 to 9/30/19	19.51	0.20	(0.94)	(0.74)	(0.22)	—	(0.19)	(0.41)	—	(1.15)	18.36	(3.47)	11,286	0.90 (6)	0.90	1.11	14

KAR Small-Mid Cap Core Fund
Class A
10/1/22 to 9/30/23	$13.53	(0.05)	3.01	2.96	—	—	—	—	—	2.96	$16.49	21.88%	$ 52,713	1.26% (6)(13)	1.26%	(0.29) %	18%
10/1/21 to 9/30/22	18.67	(0.10)	(4.82)	(4.92)	—	—	(0.22)	(0.22)	—	(5.14)	13.53	(26.69)	34,319	1.31 (6)(7)(13)	1.27	(0.60)	19
10/1/20 to 9/30/21	14.43	(0.14)	4.38	4.24	—	—	—	—	—	4.24	18.67	29.38	48,485	1.30	1.30	(0.77)	7
10/1/19 to 9/30/20	11.53	(0.03)	2.93	2.90	—	—	—	—	—	2.90	14.43	25.15	19,735	1.30	1.39	(0.23)	31
10/1/18 to 9/30/19	10.79	(0.03)	0.89	0.86	—	—	(0.12)	(0.12)	—	0.74	11.53	8.32	1,473	1.30	2.25	(0.28)	21
Class C
10/1/22 to 9/30/23	$13.07	(0.16)	2.90	2.74	—	—	—	—	—	2.74	$15.81	20.96%	$ 35,836	2.04% (6)(13)	2.03%	(1.07) %	18%
10/1/21 to 9/30/22	18.18	(0.22)	(4.67)	(4.89)	—	—	(0.22)	(0.22)	—	(5.11)	13.07	(27.25)	26,271	2.04 (6)(7)(13)	2.03	(1.33)	19
10/1/20 to 9/30/21	14.16	(0.27)	4.29	4.02	—	—	—	—	—	4.02	18.18	28.39	30,401	2.05 (6)(13)	2.03	(1.52)	7
10/1/19 to 9/30/20	11.40	(0.12)	2.88	2.76	—	—	—	—	—	2.76	14.16	24.21	10,210	2.05	2.08	(0.97)	31
10/1/18 to 9/30/19	10.75	(0.11)	0.88	0.77	—	—	(0.12)	(0.12)	—	0.65	11.40	7.50	1,106	2.05	2.92	(1.05)	21
Class I
10/1/22 to 9/30/23	$13.68	(0.01)	3.04	3.03	—	—	—	—	—	3.03	$16.71	22.15%	$1,178,304	1.01% (6)(13)	1.01%	(0.04) %	18%
10/1/21 to 9/30/22	18.82	(0.05)	(4.87)	(4.92)	—	—	(0.22)	(0.22)	—	(5.14)	13.68	(26.47)	877,405	1.02 (6)(7)	1.02	(0.31)	19
10/1/20 to 9/30/21	14.51	(0.09)	4.40	4.31	— (8)	—	—	— (8)	—	4.31	18.82	29.72	1,168,320	1.02 (6)(13)	1.01	(0.49)	7
10/1/19 to 9/30/20	11.56	0.01	2.94	2.95	—	—	—	—	—	2.95	14.51	25.52	439,899	1.05	1.09	0.07	31
10/1/18 to 9/30/19	10.81	(0.01)	0.89	0.88	(0.01)	—	(0.12)	(0.13)	—	0.75	11.56	8.51	24,898	1.05	1.99	(0.05)	21
Class R6
10/1/22 to 9/30/23	$13.71	0.01	3.06	3.07	—	—	—	—	—	3.07	$16.78	22.39%	$ 66,911	0.92% (6)(13)	0.92%	0.09%	18%
10/1/21 to 9/30/22	18.87	(0.05)	(4.89)	(4.94)	—	—	(0.22)	(0.22)	—	(5.16)	13.71	(26.51)	14,051	0.98 (6)(7)(13)	0.93	(0.28)	19
10/1/20 to 9/30/21	14.54	(0.08)	4.42	4.34	(0.01)	—	—	(0.01)	—	4.33	18.87	29.82	16,335	0.97 (6)(13)	0.92	(0.44)	7
10/1/19 to 9/30/20	11.57	— (8)	2.97	2.97	—	—	—	—	—	2.97	14.54	25.67	8,366	0.97	0.99	0.03	31
10/1/18 to 9/30/19	10.81	0.01	0.88	0.89	(0.01)	—	(0.12)	(0.13)	—	0.76	11.57	8.61	3,125	0.97	1.91	0.06	21
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

KAR Small-Mid Cap Growth Fund
Class A
10/1/22 to 9/30/23	$ 7.73	(0.06)	1.43	1.37	—	—	—	—	—	1.37	$ 9.10	17.72%	$ 3,321	1.30%	2.25%	(0.61) %	14%
10/1/21 to 9/30/22	10.70	(0.10)	(2.87)	(2.97)	—	—	—	—	—	(2.97)	7.73	(27.76)	435	1.31 (7)	2.77	(1.04)	27
12/8/20 (10) to 9/30/21	10.00	(0.09)	0.79	0.70	—	—	—	—	—	0.70	10.70	7.00	725	1.30	4.06	(1.05)	14 (11)
Class C
10/1/22 to 9/30/23	$ 7.63	(0.12)	1.40	1.28	—	—	—	—	—	1.28	$ 8.91	16.78%	$ 101	2.05%	2.92%	(1.45) %	14%
10/1/21 to 9/30/22	10.63	(0.16)	(2.84)	(3.00)	—	—	—	—	—	(3.00)	7.63	(28.22)	98	2.06 (7)	3.44	(1.77)	27
12/8/20 (10) to 9/30/21	10.00	(0.15)	0.78	0.63	—	—	—	—	—	0.63	10.63	6.30	119	2.05	4.88	(1.82)	14 (11)
Class I
10/1/22 to 9/30/23	$ 7.77	(0.04)	1.44	1.40	—	—	—	—	—	1.40	$ 9.17	18.02%	$ 2,715	1.05%	1.98%	(0.42) %	14%
10/1/21 to 9/30/22	10.72	(0.07)	(2.88)	(2.95)	—	—	—	—	—	(2.95)	7.77	(27.52)	1,940	1.06 (7)	2.58	(0.76)	27
12/8/20 (10) to 9/30/21	10.00	(0.07)	0.79	0.72	—	—	—	—	—	0.72	10.72	7.20	1,998	1.05	3.83	(0.79)	14 (11)
Class R6
10/1/22 to 9/30/23	$ 7.78	(0.03)	1.43	1.40	—	—	—	—	—	1.40	$ 9.18	17.99%	$ 3,127	0.99%	1.86%	(0.38) %	14%
10/1/21 to 9/30/22	10.73	(0.07)	(2.88)	(2.95)	—	—	—	—	—	(2.95)	7.78	(27.49)	2,664	1.00 (7)	2.45	(0.71)	27
12/8/20 (10) to 9/30/21	10.00	(0.07)	0.80	0.73	—	—	—	—	—	0.73	10.73	7.30	3,241	0.99	3.79	(0.76)	14 (11)

KAR Small-Mid Cap Value Fund
Class A
10/1/22 to 9/30/23	$ 7.77	0.05	0.72	0.77	(0.05)	—	—	(0.05)	—	0.72	$ 8.49	9.96%	$ 1,207	1.17%	2.20%	0.56%	15%
10/1/21 to 9/30/22	9.64	0.03	(1.88)	(1.85)	(0.02)	—	—	(0.02)	—	(1.87)	7.77	(19.25)	698	1.20 (7)	4.12	0.29	19
8/3/21 (10) to 9/30/21	10.00	— (8)	(0.36)	(0.36)	—	—	—	—	—	(0.36)	9.64	(3.60)	127	1.17	12.81	0.09	0
Class C
10/1/22 to 9/30/23	$ 7.71	(0.02)	0.73	0.71	—	—	—	—	—	0.71	$ 8.42	9.21%	$ 87	1.92%	2.96%	(0.20) %	15%
10/1/21 to 9/30/22	9.63	(0.04)	(1.88)	(1.92)	—	—	—	—	—	(1.92)	7.71	(19.94)	80	1.93 (7)	4.86	(0.46)	19
8/3/21 (10) to 9/30/21	10.00	(0.01)	(0.36)	(0.37)	—	—	—	—	—	(0.37)	9.63	(3.70)	99	1.92	13.87	(0.71)	0
Class I
10/1/22 to 9/30/23	$ 7.76	0.07	0.73	0.80	(0.04)	—	—	(0.04)	—	0.76	$ 8.52	10.29%	$ 1,150	0.92%	2.07%	0.81%	15%
10/1/21 to 9/30/22	9.64	0.04	(1.87)	(1.83)	(0.05)	—	—	(0.05)	—	(1.88)	7.76	(19.10)	413	0.94 (7)	3.89	0.47	19
8/3/21 (10) to 9/30/21	10.00	— (8)	(0.36)	(0.36)	—	—	—	—	—	(0.36)	9.64	(3.60)	97	0.92	12.88	0.29	0
Class R6
10/1/22 to 9/30/23	$ 7.78	0.08	0.73	0.81	(0.03)	—	—	(0.03)	—	0.78	$ 8.56	10.37%	$ 3,313	0.82%	1.92%	0.90%	15%
10/1/21 to 9/30/22	9.65	0.06	(1.89)	(1.83)	(0.04)	—	—	(0.04)	—	(1.87)	7.78	(19.09)	2,719	0.83 (7)	3.83	0.63	19
8/3/21 (10) to 9/30/21	10.00	0.01	(0.36)	(0.35)	—	—	—	—	—	(0.35)	9.65	(3.50)	2,604	0.82	12.82	0.47	0
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

SGA Emerging Markets Growth Fund
Class A
10/1/22 to 9/30/23	$ 8.36	0.03	0.85	0.88	—	—	—	—	—	0.88	$ 9.24	10.53%	$ 157	1.48%	3.28%	0.28%	17%
10/1/21 to 9/30/22	12.82	(0.02)	(3.56)	(3.58)	—	—	(0.88)	(0.88)	—	(4.46)	8.36	(29.40)	136	1.49 (7)	3.02	(0.23)	30
10/1/20 to 9/30/21	11.90	(0.09)	1.28	1.19	—	—	(0.27)	(0.27)	—	0.92	12.82	9.93	206	1.48	2.91	(0.66)	46
10/1/19 to 9/30/20	9.97	(0.05)	1.98	1.93	—	—	— (8)	— (8)	—	1.93	11.90	19.37	169	1.48	3.98	(0.47)	44
6/13/19 (10) to 9/30/19	10.00	(0.02)	(0.01)	(0.03)	—	—	—	—	—	(0.03)	9.97	(0.30)	100	1.48	9.63	(0.57)	6 (11)
Class C
10/1/22 to 9/30/23	$ 8.14	(0.04)	0.83	0.79	—	—	—	—	—	0.79	$ 8.93	9.71%	$ 139	2.23%	4.00%	(0.45) %	17%
10/1/21 to 9/30/22	12.60	(0.10)	(3.48)	(3.58)	—	—	(0.88)	(0.88)	—	(4.46)	8.14	(29.94)	86	2.24 (7)	3.76	(0.96)	30
10/1/20 to 9/30/21	11.79	(0.19)	1.27	1.08	—	—	(0.27)	(0.27)	—	0.81	12.60	9.08	159	2.23	3.66	(1.42)	46
10/1/19 to 9/30/20	9.95	(0.13)	1.97	1.84	—	—	— (8)	— (8)	—	1.84	11.79	18.50	142	2.23	4.70	(1.19)	44
6/13/19 (10) to 9/30/19	10.00	(0.04)	(0.01)	(0.05)	—	—	—	—	—	(0.05)	9.95	(0.50)	100	2.23	10.38	(1.32)	6 (11)
Class I
10/1/22 to 9/30/23	$ 8.44	0.05	0.86	0.91	—	—	—	—	—	0.91	$ 9.35	10.78%	$ 219	1.24%	2.93%	0.53%	17%
10/1/21 to 9/30/22	12.90	— (8)	(3.58)	(3.58)	—	—	(0.88)	(0.88)	—	(4.46)	8.44	(29.20)	230	1.24 (7)	2.76	0.01	30
10/1/20 to 9/30/21	11.94	(0.06)	1.29	1.23	—	—	(0.27)	(0.27)	—	0.96	12.90	10.24	405	1.23	2.67	(0.42)	46
10/1/19 to 9/30/20	9.98	(0.03)	1.99	1.96	—	—	— (8)	— (8)	—	1.96	11.94	19.65	247	1.23	3.57	(0.30)	44
6/13/19 (10) to 9/30/19	10.00	(0.01)	(0.01)	(0.02)	—	—	—	—	—	(0.02)	9.98	(0.20)	109	1.23	9.38	(0.32)	6 (11)
Class R6
10/1/22 to 9/30/23	$ 8.49	0.07	0.86	0.93	—	—	—	—	—	0.93	$ 9.42	10.95%	$ 4,128	1.05%	2.89%	0.69%	17%
10/1/21 to 9/30/22	12.95	0.02	(3.60)	(3.58)	—	—	(0.88)	(0.88)	—	(4.46)	8.49	(29.08)	3,845	1.06 (7)	2.74	0.21	30
10/1/20 to 9/30/21	11.97	(0.03)	1.28	1.25	—	—	(0.27)	(0.27)	—	0.98	12.95	10.38	5,425	1.05	2.63	(0.24)	46
10/1/19 to 9/30/20	9.98	— (8)	1.99	1.99	—	—	— (8)	— (8)	—	1.99	11.97	19.95	4,828	1.05	3.72	(0.02)	44
6/13/19 (10) to 9/30/19	10.00	— (8)	(0.02)	(0.02)	—	—	—	—	—	(0.02)	9.98	(0.20)	4,032	1.05	9.38	(0.14)	6 (11)

SGA Global Growth Fund
Class A
10/1/22 to 9/30/23	$19.49	(0.11)	4.70	4.59	—	—	(0.54)	(0.54)	—	4.05	$23.54	23.95%	$ 22,363	1.34% (9)	1.46%	(0.48) %	24%
10/1/21 to 9/30/22	30.69	(0.18)	(8.97)	(9.15)	—	—	(2.05)	(2.05)	—	(11.20)	19.49	(31.91)	18,375	1.39 (7)	1.45	(0.71)	37
10/1/20 to 9/30/21	26.54	(0.24)	5.33	5.09	—	—	(0.94)	(0.94)	—	4.15	30.69	19.49	34,690	1.38	1.47	(0.79)	40
10/1/19 to 9/30/20	20.98	(0.12)	5.68	5.56	—	—	—	—	—	5.56	26.54	26.50	26,504	1.36 (6)	1.36	(0.53)	49
2/1/19 to 9/30/19(15)	18.58	(0.01)	2.41	2.40	—	—	—	—	—	2.40	20.98	12.92	4,219	1.37	1.48	(0.06)	13
2/1/18 to 1/31/19	19.72	(0.05)	(0.32)	(0.37)	—	—	(0.77)	(0.77)	—	(1.14)	18.58	(1.46)	3,786	1.38	1.60	(0.28)	54
Class C
10/1/22 to 9/30/23	$18.01	(0.26)	4.33	4.07	—	—	(0.54)	(0.54)	—	3.53	$21.54	23.01%	$ 3,726	2.09% (9)	2.18%	(1.25) %	24%
10/1/21 to 9/30/22	28.71	(0.35)	(8.30)	(8.65)	—	—	(2.05)	(2.05)	—	(10.70)	18.01	(32.40)	3,767	2.14 (6)(7)(13)	2.14	(1.47)	37
10/1/20 to 9/30/21	25.06	(0.43)	5.02	4.59	—	—	(0.94)	(0.94)	—	3.65	28.71	18.62	7,326	2.13	2.14	(1.54)	40
10/1/19 to 9/30/20	19.97	(0.29)	5.38	5.09	—	—	—	—	—	5.09	25.06	25.49	5,210	2.13	2.14	(1.35)	49
2/1/19 to 9/30/19(15)	17.77	(0.11)	2.31	2.20	—	—	—	—	—	2.20	19.97	12.38	3,554	2.10	2.20	(0.83)	13
2/1/18 to 1/31/19	19.04	(0.04)	(0.46)	(0.50)	—	—	(0.77)	(0.77)	—	(1.27)	17.77	(2.20)	3,164	2.13	2.39	(1.08)	54
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
SGA Global Growth Fund (Continued)
Class I*
10/1/22 to 9/30/23	$19.69	(0.06)	4.76	4.70	—	—	(0.54)	(0.54)	—	4.16	$23.85	24.27%	$ 24,356	1.09% (9)	1.19%	(0.26) %	24%
10/1/21 to 9/30/22	30.91	(0.12)	(9.05)	(9.17)	—	—	(2.05)	(2.05)	—	(11.22)	19.69	(31.74)	33,241	1.14 (7)	1.18	(0.47)	37
10/1/20 to 9/30/21	26.66	(0.16)	5.35	5.19	—	—	(0.94)	(0.94)	—	4.25	30.91	19.78	53,546	1.13	1.15	(0.52)	40
10/1/19 to 9/30/20	21.03	(0.08)	5.71	5.63	— (8)	—	—	— (8)	—	5.63	26.66	26.79	27,529	1.13	1.20	(0.34)	49
2/1/19 to 9/30/19(15)	18.61	— (8)	2.42	2.42	—	—	—	—	—	2.42	21.03	13.00	12,807	1.19	1.28	(0.02)	13
2/1/18 to 1/31/19	19.75	(0.21)	(0.16)	(0.37)	—	—	(0.77)	(0.77)	—	(1.14)	18.61	(1.46)	5,878	1.36	1.50	(0.15)	54
Class R6**
10/1/22 to 9/30/23	$20.38	(0.01)	4.92	4.91	—	—	(0.54)	(0.54)	—	4.37	$24.75	24.49%	$ 60,430	0.90%	1.06%	(0.05) %	24%
10/1/21 to 9/30/22	31.85	(0.06)	(9.36)	(9.42)	—	—	(2.05)	(2.05)	—	(11.47)	20.38	(31.58)	54,339	0.91 (7)	1.04	(0.22)	37
10/1/20 to 9/30/21	27.38	(0.10)	5.51	5.41	—	—	(0.94)	(0.94)	—	4.47	31.85	20.07	80,122	0.90	1.03	(0.31)	40
10/1/19 to 9/30/20	21.56	(0.03)	5.86	5.83	(0.01)	—	—	(0.01)	—	5.82	27.38	27.06	72,376	0.90	1.08	(0.11)	49
2/1/19 to 9/30/19(15)	19.04	0.05	2.47	2.52	—	—	—	—	—	2.52	21.56	13.24	40,690	0.95	1.16	0.34	13
2/1/18 to 1/31/19	20.11	0.01	(0.31)	(0.30)	—	—	(0.77)	(0.77)	—	(1.07)	19.04	(1.08)	28,819	0.98	1.31	0.07	54

SGA New Leaders Growth Fund
Class A
10/1/22 to 9/30/23	$ 6.33	(0.04)	0.85	0.81	—	—	—	—	—	0.81	$ 7.14	12.80%	$ 84	1.34%	2.43%	(0.52) %	20%
10/1/21 to 9/30/22	10.65	(0.08)	(4.24)	(4.32)	—	—	—	—	—	(4.32)	6.33	(40.56)	71	1.36 (7)(9)	2.44	(0.93)	30
11/17/20 (10) to 9/30/21	10.00	(0.09)	0.74	0.65	—	—	—	—	—	0.65	10.65	6.50	110	1.39	3.60	(1.01)	24 (11)
Class C
10/1/22 to 9/30/23	$ 6.24	(0.09)	0.84	0.75	—	—	—	—	—	0.75	$ 6.99	12.02%	$ 70	2.09%	3.12%	(1.28) %	20%
10/1/21 to 9/30/22	10.58	(0.14)	(4.20)	(4.34)	—	—	—	—	—	(4.34)	6.24	(41.02)	62	2.11 (7)(9)	3.17	(1.68)	30
11/17/20 (10) to 9/30/21	10.00	(0.16)	0.74	0.58	—	—	—	—	—	0.58	10.58	5.80	108	2.14	4.35	(1.76)	24 (11)
Class I
10/1/22 to 9/30/23	$ 6.36	(0.02)	0.85	0.83	—	—	—	—	—	0.83	$ 7.19	13.05%	$ 75	1.09%	2.13%	(0.30) %	20%
10/1/21 to 9/30/22	10.67	(0.06)	(4.25)	(4.31)	—	—	—	—	—	(4.31)	6.36	(40.39)	97	1.11 (7)(9)	2.20	(0.68)	30
11/17/20 (10) to 9/30/21	10.00	(0.07)	0.74	0.67	—	—	—	—	—	0.67	10.67	6.70	163	1.14	3.32	(0.76)	24 (11)
Class R6
10/1/22 to 9/30/23	$ 6.38	(0.01)	0.86	0.85	—	—	—	—	—	0.85	$ 7.23	13.32%	$ 6,794	0.91%	2.09%	(0.08) %	20%
10/1/21 to 9/30/22	10.69	(0.04)	(4.27)	(4.31)	—	—	—	—	—	(4.31)	6.38	(40.32)	5,534	0.92 (7)	2.24	(0.48)	30
11/17/20 (10) to 9/30/21	10.00	(0.05)	0.74	0.69	—	—	—	—	—	0.69	10.69	6.90	6,267	0.91	3.25	(0.54)	24 (11)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Tactical Allocation Fund
Class A
10/1/22 to 9/30/23	$ 8.89	0.12	1.22	1.34	(0.12)	—	(0.58)	(0.70)	—	0.64	$ 9.53	15.81%	$ 557,103	0.99%	1.07%	1.26%	23%
10/1/21 to 9/30/22	13.86	0.07	(4.06)	(3.99)	(0.07)	—	(0.91)	(0.98)	—	(4.97)	8.89	(31.03)	542,371	1.00 (7)	1.06	0.60	24
10/1/20 to 9/30/21	12.10	0.04	1.97	2.01	(0.05)	—	(0.20)	(0.25)	—	1.76	13.86	16.69	869,209	1.01 (7)(9)	1.07	0.30	46
10/1/19 to 9/30/20	9.51	0.07	2.71	2.78	(0.07)	—	(0.12)	(0.19)	—	2.59	12.10	29.72	683,100	1.06 (6)	1.06	0.68	35
10/1/18 to 9/30/19	9.66	0.13	0.06	0.19	(0.12)	—	(0.22)	(0.34)	— (8)	(0.15)	9.51	2.36 (12)	569,543	1.14 (6)	1.14	1.33	51
Class C
10/1/22 to 9/30/23	$ 9.08	0.05	1.24	1.29	(0.04)	—	(0.58)	(0.62)	—	0.67	$ 9.75	14.92%	$ 9,183	1.75%	1.87%	0.49%	23%
10/1/21 to 9/30/22	14.19	(0.03)	(4.15)	(4.18)	(0.02)	—	(0.91)	(0.93)	—	(5.11)	9.08	(31.56)	12,326	1.76 (7)	1.87	(0.22)	24
10/1/20 to 9/30/21	12.44	(0.06)	2.02	1.96	(0.01)	—	(0.20)	(0.21)	—	1.75	14.19	15.82	33,401	1.77 (7)(9)	1.88	(0.46)	46
10/1/19 to 9/30/20	9.78	(0.01)	2.80	2.79	(0.01)	—	(0.12)	(0.13)	—	2.66	12.44	28.82	12,140	1.83 (6)(13)	1.78	(0.10)	35
10/1/18 to 9/30/19	9.93	0.06	0.05	0.11	(0.04)	—	(0.22)	(0.26)	— (8)	(0.15)	9.78	1.48 (12)	8,560	1.91 (9)	1.99	0.59	51
Class I
10/1/22 to 9/30/23	$ 8.86	0.14	1.22	1.36	(0.14)	—	(0.58)	(0.72)	—	0.64	$ 9.50	16.11%	$ 22,540	0.76%	0.86%	1.49%	23%
10/1/21 to 9/30/22	13.82	0.09	(4.05)	(3.96)	(0.09)	—	(0.91)	(1.00)	—	(4.96)	8.86	(30.90)	25,520	0.77 (7)	0.86	0.80	24
10/1/20 to 9/30/21	12.07	0.07	1.96	2.03	(0.08)	—	(0.20)	(0.28)	—	1.75	13.82	16.88	51,887	0.78 (7)(9)	0.86	0.55	46
10/1/19 to 9/30/20	9.51	0.08	2.70	2.78	(0.10)	—	(0.12)	(0.22)	—	2.56	12.07	29.74	26,526	0.82 (6)	0.82	0.73	35
1/29/19 (10) to 9/30/19	8.66	0.10	0.85	0.95	(0.10)	—	—	(0.10)	— (8)	0.85	9.51	10.94 (12)	2,813	0.88 (6)	0.89	1.52	51 (11)
Class R6
10/1/22 to 9/30/23	$ 8.87	0.15	1.22	1.37	(0.17)	—	(0.58)	(0.75)	—	0.62	$ 9.49	16.26%	$ 1,537	0.60%	0.77%	1.57%	23%
10/1/21 to 9/30/22	13.83	0.11	(4.05)	(3.94)	(0.11)	—	(0.91)	(1.02)	—	(4.96)	8.87	(30.73)	75	0.61 (7)	0.70	1.00	24
10/20/20 (10) to 9/30/21	12.48	0.09	1.55	1.64	(0.09)	—	(0.20)	(0.29)	—	1.35	13.83	13.23	112	0.62 (7)	0.86	0.70	46 (11)

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
*	On May 3, 2019, Investor Class shares of the Predecessor Fund were reorganized into Class I shares of the Fund. The Class I shares financial highlights for the periods prior to May 3, 2019 reflect the performance of the American Beacon SGA Global Growth Fund Investor Class shares.
**	On May 3, 2019, Y Class shares and Institutional Class shares of the Predecessor Fund were reorganized into Class R6 shares of the Fund. The Class R6 shares financial highlights for the periods prior to May 3, 2019 reflect the performance of the American Beacon SGA Global Growth Fund Institutional Class shares.
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	The share class is currently under its expense limitation.
(7)	Net expense ratio includes extraordinary proxy expenses.
(8)	Amount is less than $0.005 per share.
(9)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(10)	Inception date.
(11)	Portfolio turnover is representative of the Fund for the entire period.
(12)	Payment from affiliates had no impact on total return.
(13)	See Note 3D in Notes to Financial Statements for information on recapture of expenses previously reimbursed and/or waived.
(14)	Amount is less than 0.005%.
(15)	The Fund changed its fiscal year end to September 30, during the period.
See Notes to Financial Statements

VIRTUS EQUITY TRUST NOTES TO FINANCIAL STATEMENTS September 30, 2023
Note 1. Organization
Virtus Equity Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, the Trust is comprised of 15 funds (each a “Fund” or collectively, the “Funds”), each reported in this annual report. Each Fund has a distinct investment objective and all of the Funds except the SGA Emerging Markets Growth Fund and SGA New Leaders Growth Fund are diversified. Each Fund’s investment objective is outlined in its respective Fund Summary page. There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class C shares, Class I shares and Class R6 shares.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019 to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class I Shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the funds’ distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

VIRTUS EQUITY TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
A.	Security Valuation
The Funds’ Board of Trustees: (the “Board”) has designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
     •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     •    Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

VIRTUS EQUITY TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Payment-In-Kind Securities
Certain Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
H.	When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
I.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

VIRTUS EQUITY TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
J.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At September 30, 2023, the securities loaned were subject to a MSLA on a net payment basis as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
KAR Equity Income Fund	$ 5,156	$ 5,156	$ —
KAR Global Quality Dividend Fund	690	690	—
KAR Small-Cap Growth Fund	851	851	—
Tactical Allocation Fund	1,010	1,010	—
(1)	Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of September 30, 2023 for the Funds:
Fund	Investment of Cash Collateral	Overnight and Continuous
KAR Equity Income Fund	Money Market Mutual Fund	$5,285
KAR Global Quality Dividend Fund	Money Market Mutual Fund	698
KAR Small-Cap Growth Fund	Money Market Mutual Fund	875
Tactical Allocation Fund	Money Market Mutual Fund	1,045
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

VIRTUS EQUITY TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
KAR Small-Cap Core Fund	0.75%
KAR Small-Cap Value Fund	0.70

	First $400 Million	$400+ Million through $1 Billion	$1+ Billion
KAR Small-Cap Growth Fund	0.90%	0.85%	0.80%

	First $500 Million	Over $500 Million
KAR Mid-Cap Growth Fund	0.80%	0.70%

	First $1 Billion	$1+ Billion
KAR Small-Mid Cap Core Fund	0.75%	0.70%
KAR Small-Mid Cap Growth Fund	0.75	0.70
KAR Small-Mid Cap Value Fund	0.65	0.60
SGA Emerging Markets Growth Fund	1.00	0.95
SGA Global Growth Fund	0.80	0.75
SGA New Leaders Growth Fund	0.80	0.75

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
KAR Capital Growth Fund	0.70%	0.65%	0.60%
KAR Equity Income Fund	0.75	0.70	0.65
KAR Global Quality Dividend Fund	0.75	0.70	0.65
KAR Mid-Cap Core Fund	0.80	0.75	0.70
Tactical Allocation Fund	0.55	0.50	0.45
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the period is as follows:

Fund	Subadviser
KAR Capital Growth Fund	KAR(1)
KAR Equity Income Fund	KAR(1)
KAR Global Quality Dividend Fund	KAR(1)
KAR Mid-Cap Core Fund	KAR(1)
KAR Mid-Cap Growth Fund	KAR(1)
KAR Small-Cap Core Fund	KAR(1)
KAR Small-Cap Growth Fund	KAR(1)
KAR Small-Cap Value Fund	KAR(1)
KAR Small-Mid Cap Core Fund	KAR(1)
KAR Small-Mid Cap Growth Fund	KAR(1)
KAR Small-Mid Cap Value Fund	KAR(1)
SGA Emerging Markets Growth Fund	SGA(2)
SGA Global Growth Fund	SGA(2)
SGA New Leaders Growth Fund	SGA(2)
Tactical Allocation Fund (Equity Portfolio)	KAR(1)
Tactical Allocation Fund (Fixed Income Portfolio)	Newfleet(3)
(1)	Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(2)	Sustainable Growth Advisers, LP (“SGA”), an indirect, majority-owned subsidiary of Virtus.
(3)	Newfleet Asset Management (“Newfleet”), a division of Virtus Fixed Income Advisers LLC, an indirect wholly owned subsidiary of Virtus.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through January 31, 2024.

VIRTUS EQUITY TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
KAR Capital Growth Fund	1.47%	2.22%	1.22%	0.73%
KAR Equity Income Fund	1.20	1.95	0.95	0.91
KAR Global Quality Dividend Fund	1.35	2.10	1.10	0.78
KAR Mid-Cap Core Fund	1.20	1.95	0.95	0.87
KAR Mid-Cap Growth Fund	1.40	2.15	1.15	0.83
KAR Small-Cap Core Fund	N/A	N/A	N/A	N/A
KAR Small-Cap Growth Fund	1.50	2.25	1.25	1.18
KAR Small-Cap Value Fund	1.42	2.17	1.17	1.06
KAR Small-Mid Cap Core Fund	1.30	2.05	1.05	0.97
KAR Small-Mid Cap Growth Fund	1.30	2.05	1.05	0.99
KAR Small-Mid Cap Value Fund	1.17	1.92	0.92	0.82
SGA Emerging Markets Growth Fund	1.48	2.23	1.23	1.05
SGA Global Growth Fund	1.33 (1)	2.08 (1)	1.08 (1)	0.90
SGA New Leaders Growth Fund	1.34	2.09	1.09	0.91
Tactical Allocation Fund	0.99	1.75	0.76	0.60
(1)	Effective January 1, 2023. For the period October 1, 2022 through December 31, 2022, the expense caps were as follows for Class A shares, Class C shares and Class I shares, respectively: 1.38%, 2.13% and 1.13%.
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the year ending September 30:

	Expiration
Fund	2024	2025	2026	Total
KAR Capital Growth Fund
Class R6	$ 1	$ 3	$ 3	$ 7
KAR Equity Income Fund
Class A	152	136	153	441
Class C	9	5	8	22
Class I	14	18	38	70
Class R6	1	2	2	5
KAR Global Quality Dividend Fund
Class A	38	32	47	117
Class C	2	2	2	6
Class I	19	19	21	59
Class R6	5	9	10	24
KAR Mid-Cap Core Fund
Class A	84	77	104	265
Class C	68	67	69	204
Class I	982	1,112	1,471	3,565
Class R6	35	43	29	107
KAR Mid-Cap Growth Fund
Class C	—	—	— (1)	— (1)
Class R6	101	102	80	283
KAR Small-Mid Cap Core Fund
Class A	—	—	— (1)	— (1)
Class R6	—	—	— (1)	— (1)

VIRTUS EQUITY TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
	Expiration
Fund	2024	2025	2026	Total
KAR Small-Mid Cap Growth Fund
Class A	$ 11	$ 8	$ 21	$ 40
Class C	3	2	1	6
Class I	25	34	21	80
Class R6	68	43	26	137
KAR Small-Mid Cap Value Fund
Class A	2	7	12	21
Class C	2	3	1	6
Class I	2	9	10	21
Class R6	51	85	35	171
SGA Emerging Markets Growth Fund
Class A	3	2	3	8
Class C	3	2	3	8
Class I	6	5	4	15
Class R6	89	77	79	245
SGA Global Growth Fund
Class A	30	16	26	72
Class C	—	1	3	4
Class I	9	15	26	50
Class R6	104	90	102	296
SGA New Leaders Growth Fund
Class A	2	1	1	4
Class C	2	1	1	4
Class I	3	2	1	6
Class R6	115	80	74	269
Tactical Allocation Fund
Class A	498	424	474	1,396
Class C	45	24	12	81
Class I	43	38	24	105
Class R6	— (1)	— (1)	1	1
(1)	Amount is less than $500 (not in thousands).
During the year ended September 30, 2023, the Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A	Class C	Class I	Class R6	Total
KAR Mid-Cap Growth Fund	$—	$— (1)	$ —	$—	$ —(1)
KAR Small-Mid Cap Core Fund	— (1)	5	31	9	45
Tactical Allocation Fund	—	— (1)	— (1)	—	— (1)
(1)	Amount is less than $500 (not in thousands).
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the year ended September 30, 2023, it retained net commissions of $164 for Class A shares and CDSC of $13 and $(20) for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the year ended September 30, 2023, the Funds incurred administration fees totaling $11,111 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the year ended September 30, 2023, the Funds incurred transfer agent fees totaling $4,975 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.

VIRTUS EQUITY TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
G.	Affiliated Shareholders
At September 30, 2023, Virtus and its affiliates held shares of the following Fund, which may be redeemed at any time, that aggregated to the following:

	Shares	Aggregate Net Asset Value
KAR Small-Mid Cap Value Fund
Class A	10,000	$ 85
Class C	10,000	84
Class I	10,000	85
Class R6	387,002	3,313
H.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the year ended September 30, 2023, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this note. An affiliated issuer includes any company in which a Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to a Fund is deemed to exercise, directly or indirectly, a certain level of control over the company.
A summary of the KAR Small-Cap Growth Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated investments during the year ended September 30, 2023, is as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
KAR Small-Cap Growth Fund
Common Stocks—36.7%
Dream Finders Homes, Inc.(1)	$ 38,993	$ —	$ —	$ —	$ 42,781	$ 81,774	3,678,552	$ —	$—
Duck Creek Technologies, Inc.(2)	119,616	—	187,027	24,277	43,134	—	—	—	—
Fox Factory Holding Corp.(1)	217,706	—	37,162	22,904	31,868	235,316	2,375,008	—	—
Goosehead Insurance, Inc.(1)	63,812	—	19,671	(4,028)	60,240	100,353	1,346,476	—	—
Holley, Inc.(1)	42,971	—	—	—	9,974	52,945	10,610,230	—	—
MediaAlpha, Inc.(1)	40,653	—	7,330	(24,991)	24,478	32,810	3,972,151	—	—
National Research Corp.	95,899	—	—	—	11,011	106,910	2,409,518	3,566	—
NVE Corp.	19,252	—	10,647	(1,015)	12,591	20,181	245,690	1,150	—
Olo, Inc.(1),(3)	—	44,620	9,605	(29,898)	(16,173)	50,083	8,264,600	—	—
Omega Flex, Inc.	79,774	—	5,176	(767)	(10,350)	63,481	806,308	1,342	—
Oportun Financial Corp.(4)	7,790	—	1,624	(3,176)	17,965	—	—	—	—
Revolve Group, Inc.(1)	114,495	—	14,465	(2,043)	(33,874)	64,113	4,710,701	—	—
Ryan Specialty Holdings, Inc.(1)	315,827	—	56,329	24,336	28,063	311,897	6,444,150	—	—
U.S. Physical Therapy, Inc.	90,084	—	11,437	(4,494)	21,659	95,812	1,044,500	1,833	—
Total	$1,246,872	$44,620	$360,473	$ 1,105	$243,367	$1,215,675		$7,891	$—

VIRTUS EQUITY TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
(1)	Non-income producing.
(2)	Security was not an investment of the Fund at September 30, 2023.
(3)	Issuer was not an affiliated investment of the Fund at September 30, 2022.
(4)	Issuer is not an affiliated investment of the Fund at September 30, 2023.
I.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at September 30, 2023.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the year ended September 30, 2023, were as follows:
	Purchases	Sales
KAR Capital Growth Fund	$ 62,199	$ 118,544
KAR Equity Income Fund	38,470	49,627
KAR Global Quality Dividend Fund	7,503	14,077
KAR Mid-Cap Core Fund	683,409	314,061
KAR Mid-Cap Growth Fund	198,701	528,690
KAR Small-Cap Core Fund	169,582	255,169
KAR Small-Cap Growth Fund	246,987	1,035,464
KAR Small-Cap Value Fund	92,113	355,304
KAR Small-Mid Cap Core Fund	351,160	199,714
KAR Small-Mid Cap Growth Fund	4,320	1,034
KAR Small-Mid Cap Value Fund	2,243	757
SGA Emerging Markets Growth Fund	822	865
SGA Global Growth Fund	26,046	48,020
SGA New Leaders Growth Fund	1,848	1,282
Tactical Allocation Fund	120,181	185,179
Purchases and sales of long-term U.S. government and agency securities during the year ended September 30, 2023, were as follows:
	Purchases	Sales
Tactical Allocation Fund	$17,022	$9,849
Note 5. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the years ended as indicated below, were as follows:
	KAR Capital Growth Fund				KAR Equity Income Fund
	Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2023		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	417	$ 6,444	770	$ 17,644	432	$ 8,302	405	$ 8,289
Reinvestment of distributions	5,405	77,837	1,819	49,865	311	6,038	235	4,847
Shares repurchased and cross class conversions	(3,050)	(50,169)	(2,469)	(55,815)	(865)	(16,508)	(923)	(19,218)
Net Increase / (Decrease)	2,772	$ 34,112	120	$ 11,694	(122)	$ (2,168)	(283)	$ (6,082)

VIRTUS EQUITY TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
	KAR Capital Growth Fund				KAR Equity Income Fund
	Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2023		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class C
Shares sold and cross class conversions	35	$ 368	21	$ 336	115	$ 1,933	86	$ 1,489
Reinvestment of distributions	75	677	42	810	18	295	8	139
Shares repurchased and cross class conversions	(155)	(1,626)	(262)	(4,276)	(131)	(2,128)	(122)	(2,151)
Net Increase / (Decrease)	(45)	$ (581)	(199)	$ (3,130)	2	$ 100	(28)	$ (523)
Class I
Shares sold and cross class conversions	297	$ 5,272	334	$ 7,742	844	$ 16,011	1,122	$ 22,576
Reinvestment of distributions	346	5,279	144	4,130	112	2,149	23	482
Shares repurchased and cross class conversions	(713)	(12,234)	(734)	(16,560)	(1,549)	(29,580)	(300)	(6,125)
Net Increase / (Decrease)	(70)	$ (1,683)	(256)	$ (4,688)	(593)	$ (11,420)	845	$ 16,933
Class R6
Shares sold and cross class conversions	16	$ 267	54	$ 1,497	46	$ 867	46	$ 948
Reinvestment of distributions	15	235	4	111	6	119	3	66
Shares repurchased and cross class conversions	(15)	(257)	(15)	(364)	(37)	(684)	(14)	(289)
Net Increase / (Decrease)	16	$ 245	43	$ 1,244	15	$ 302	35	$ 725

	KAR Global Quality Dividend Fund				KAR Mid-Cap Core Fund
	Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2023		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	78	$ 1,130	184	$ 2,751	851	$ 41,213	520	$ 25,809
Reinvestment of distributions	43	618	32	479	4	203	27	1,495
Shares repurchased and cross class conversions	(217)	(3,123)	(180)	(2,696)	(368)	(17,999)	(425)	(21,995)
Net Increase / (Decrease)	(96)	$ (1,375)	36	$ 534	487	$ 23,417	122	$ 5,309
Class C
Shares sold and cross class conversions	6	$ 90	32	$ 466	299	$ 13,191	278	$ 12,955
Reinvestment of distributions	1	16	1	8	4	152	25	1,267
Shares repurchased and cross class conversions	(35)	(495)	(34)	(482)	(287)	(12,490)	(276)	(12,531)
Net Increase / (Decrease)	(28)	$ (389)	(1)	$ (8)	16	$ 853	27	$ 1,691
Class I
Shares sold and cross class conversions	105	$ 1,510	606	$ 9,126	14,954	$ 751,349	11,088	$ 567,760
Reinvestment of distributions	24	346	27	401	57	2,728	362	20,844
Shares repurchased and cross class conversions	(442)	(6,335)	(588)	(8,830)	(8,184)	(405,459)	(8,189)	(403,477)
Net Increase / (Decrease)	(313)	$ (4,479)	45	$ 697	6,827	$ 348,618	3,261	$ 185,127

VIRTUS EQUITY TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
	KAR Global Quality Dividend Fund				KAR Mid-Cap Core Fund
	Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2023		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	26	$ 370	43	$ 650	636	$ 32,626	194	$ 9,790
Reinvestment of distributions	5	76	3	51	1	59	16	950
Shares repurchased and cross class conversions	(39)	(558)	(12)	(184)	(416)	(20,700)	(548)	(26,492)
Net Increase / (Decrease)	(8)	$ (112)	34	$ 517	221	$ 11,985	(338)	$ (15,752)

	KAR Mid-Cap Growth Fund				KAR Small-Cap Core Fund
	Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2023		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	494	$ 24,011	994	$ 57,568	466	$ 19,466	297	$ 12,884
Reinvestment of distributions	—	—	113	7,619	200	7,634	353	15,608
Shares repurchased and cross class conversions	(1,390)	(67,213)	(2,307)	(130,014)	(436)	(18,296)	(448)	(19,060)
Net Increase / (Decrease)	(896)	$ (43,202)	(1,200)	$ (64,827)	230	$ 8,804	202	$ 9,432
Class C
Shares sold and cross class conversions	102	$ 3,735	209	$ 9,553	45	$ 1,359	29	$ 978
Reinvestment of distributions	—	—	49	2,542	175	5,016	354	12,090
Shares repurchased and cross class conversions	(462)	(16,790)	(1,031)	(46,414)	(456)	(14,373)	(546)	(18,009)
Net Increase / (Decrease)	(360)	$ (13,055)	(773)	$ (34,319)	(236)	$ (7,998)	(163)	$ (4,941)
Class I
Shares sold and cross class conversions	4,595	$ 232,426	8,605	$ 512,895	1,788	$ 81,556	2,597	$ 118,523
Reinvestment of distributions	—	—	497	34,760	1,464	60,521	2,789	132,938
Shares repurchased and cross class conversions	(9,789)	(489,451)	(17,766)	(1,012,704)	(4,041)	(181,807)	(5,358)	(241,311)
Net Increase / (Decrease)	(5,194)	$ (257,025)	(8,664)	$ (465,049)	(789)	$ (39,730)	28	$ 10,150
Class R6
Shares sold and cross class conversions	434	$ 22,006	965	$ 57,309	2,154	$ 96,191	1,513	$ 68,743
Reinvestment of distributions	—	—	42	2,965	213	8,849	301	14,426
Shares repurchased and cross class conversions	(673)	(34,500)	(1,856)	(96,440)	(2,108)	(96,264)	(2,109)	(95,556)
Net Increase / (Decrease)	(239)	$ (12,494)	(849)	$ (36,166)	259	$ 8,776	(295)	$ (12,387)

VIRTUS EQUITY TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
	KAR Small-Cap Growth Fund				KAR Small-Cap Value Fund
	Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2023		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,341	$ 41,857	1,190	$ 51,050	393	$ 8,752	573	$ 14,370
Reinvestment of distributions	2,069	58,361	1,914	89,148	128	2,728	79	2,220
Shares repurchased and cross class conversions	(3,596)	(111,969)	(4,451)	(183,422)	(893)	(19,506)	(1,012)	(25,277)
Net Increase / (Decrease)	(186)	$ (11,751)	(1,347)	$ (43,224)	(372)	$ (8,026)	(360)	$ (8,687)
Class C
Shares sold and cross class conversions	137	$ 3,447	134	$ 4,975	28	$ 594	48	$ 1,196
Reinvestment of distributions	1,174	26,885	1,122	44,255	18	379	13	354
Shares repurchased and cross class conversions	(1,946)	(50,035)	(2,086)	(72,147)	(144)	(3,060)	(190)	(4,664)
Net Increase / (Decrease)	(635)	$ (19,703)	(830)	$ (22,917)	(98)	$ (2,087)	(129)	$ (3,114)
Class I
Shares sold and cross class conversions	11,398	$ 372,477	13,019	$ 547,197	5,009	$ 110,446	8,696	$ 221,327
Reinvestment of distributions	11,769	347,075	12,565	606,256	1,009	21,459	713	20,021
Shares repurchased and cross class conversions	(29,413)	(972,772)	(39,045)	(1,637,063)	(16,896)	(370,392)	(15,860)	(392,909)
Net Increase / (Decrease)	(6,246)	$ (253,220)	(13,461)	$ (483,610)	(10,878)	$ (238,487)	(6,451)	$ (151,561)
Class R6
Shares sold and cross class conversions	3,633	$ 121,597	1,270	$ 53,101	1,289	$ 27,926	763	$ 20,337
Reinvestment of distributions	745	22,106	533	25,848	34	713	39	1,088
Shares repurchased and cross class conversions	(1,766)	(58,708)	(1,318)	(55,871)	(832)	(18,359)	(2,129)	(51,910)
Net Increase / (Decrease)	2,612	$ 84,995	485	$ 23,078	491	$ 10,280	(1,327)	$ (30,485)

	KAR Small-Mid Cap Core Fund				KAR Small-Mid Cap Growth Fund
	Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2023		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,359	$ 22,578	961	$ 16,434	416	$ 3,754	14	$ 123
Reinvestment of distributions	—	—	31	598	—	—	—	—
Shares repurchased and cross class conversions	(700)	(11,037)	(1,051)	(17,254)	(107)	(982)	(25)	(230)
Net Increase / (Decrease)	659	$ 11,541	(59)	$ (222)	309	$ 2,772	(11)	$ (107)
Class C
Shares sold and cross class conversions	697	$ 10,931	587	$ 9,842	1	$ 6	2	$ 24
Reinvestment of distributions	—	—	22	408	—	—	—	—
Shares repurchased and cross class conversions	(441)	(6,763)	(271)	(4,281)	(3)	(19)	(1)	(6)
Net Increase / (Decrease)	256	$ 4,168	338	$ 5,969	(2)	$ (13)	1	$ 18

VIRTUS EQUITY TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
	KAR Small-Mid Cap Core Fund				KAR Small-Mid Cap Growth Fund
	Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2023		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	26,052	$ 424,769	31,319	$ 542,183	196	$ 1,770	180	$ 1,768
Reinvestment of distributions	—	—	772	14,989	—	—	—	—
Shares repurchased and cross class conversions	(19,713)	(315,549)	(30,000)	(491,454)	(150)	(1,255)	(117)	(1,076)
Net Increase / (Decrease)	6,339	$ 109,220	2,091	$ 65,718	46	$ 515	63	$ 692
Class R6
Shares sold and cross class conversions	3,396	$ 56,960	616	$ 10,746	15	$ 137	44	$ 416
Reinvestment of distributions	—	—	8	153	—	—	—	—
Shares repurchased and cross class conversions	(432)	(7,006)	(465)	(7,277)	(17)	(158)	(4)	(36)
Net Increase / (Decrease)	2,964	$ 49,954	159	$ 3,622	(2)	$ (21)	40	$ 380

	KAR Small-Mid Cap Value Fund				SGA Emerging Markets Growth Fund
	Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2023		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	54	$ 453	81	$ 686	2	$ 19	— (1)	$ 2
Reinvestment of distributions	— (1)	1	—	— (2)	—	—	— (1)	5
Shares repurchased and cross class conversions	(2)	(17)	(4)	(43)	(1)	(11)	(—) (1)	(6)
Net Increase / (Decrease)	52	$ 437	77	$ 643	1	$ 8	— (1)	$ 1
Class C
Shares sold and cross class conversions	— (1)	$ 1	— (1)	$ 1	9	$ 91	3	$ 32
Reinvestment of distributions	—	—	—	—	—	—	— (1)	2
Shares repurchased and cross class conversions	(—) (1)	(1)	—	—	(4)	(43)	(5)	(48)
Net Increase / (Decrease)	—	$ —	— (1)	$ 1	5	$ 48	(2)	$ (14)
Class I
Shares sold and cross class conversions	86	$ 746	52	$ 480	2	$ 19	2	$ 19
Reinvestment of distributions	— (1)	2	— (1)	— (2)	—	—	2	18
Shares repurchased and cross class conversions	(4)	(38)	(9)	(81)	(6)	(58)	(8)	(84)
Net Increase / (Decrease)	82	$ 710	43	$ 399	(4)	$ (39)	(4)	$ (47)
Class R6
Shares sold and cross class conversions	38	$ 312	79	$ 729	1	$ 6	— (1)	$ 5
Reinvestment of distributions	— (1)	2	—	—	—	—	34	359
Shares repurchased and cross class conversions	(—) (1)	(—) (2)	—	—	(16)	(143)	(—) (1)	(—) (2)
Net Increase / (Decrease)	38	$ 314	79	$ 729	(15)	$ (137)	34	$ 364

VIRTUS EQUITY TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
	SGA Global Growth Fund				SGA New Leaders Growth Fund
	Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2023		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	93	$ 2,102	105	$ 2,694	1	$ 5	1	$ 10
Reinvestment of distributions	24	499	79	2,257	—	—	—	—
Shares repurchased and cross class conversions	(110)	(2,467)	(372)	(8,853)	(—) (1)	(1)	—	—
Net Increase / (Decrease)	7	$ 134	(188)	$ (3,902)	1	$ 4	1	$ 10
Class C
Shares sold and cross class conversions	8	$ 156	17	$ 411	—	$ —	—	$ —
Reinvestment of distributions	5	104	20	518	—	—	—	—
Shares repurchased and cross class conversions	(49)	(987)	(83)	(1,863)	—	—	(—) (1)	(2)
Net Increase / (Decrease)	(36)	$ (727)	(46)	$ (934)	—	$ —	— (1)	$ (2)
Class I
Shares sold and cross class conversions	170	$ 3,857	347	$ 8,599	—	$ —	—	$ —
Reinvestment of distributions	31	642	120	3,430	—	—	—	—
Shares repurchased and cross class conversions	(868)	(18,398)	(511)	(13,097)	(5)	(37)	—	—
Net Increase / (Decrease)	(667)	$ (13,899)	(44)	$ (1,068)	(5)	$ (37)	—	$ —
Class R6
Shares sold and cross class conversions	68	$ 1,596	106	$ 2,828	109	$ 803	281	$ 2,311
Reinvestment of distributions	59	1,288	173	5,122	—	—	—	—
Shares repurchased and cross class conversions	(352)	(8,272)	(129)	(3,255)	(37)	(261)	(—) (1)	(—) (2)
Net Increase / (Decrease)	(225)	$ (5,388)	150	$ 4,695	72	$ 542	281	$ 2,311

	Tactical Allocation Fund
	Year Ended September 30, 2023		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,407	$ 13,151	1,763	$ 21,058
Reinvestment of distributions	4,356	38,261	4,277	55,565
Shares repurchased and cross class conversions	(8,307)	(78,405)	(7,747)	(89,303)
Net Increase / (Decrease)	(2,544)	$ (26,993)	(1,707)	$ (12,680)
Class C
Shares sold and cross class conversions	89	$ 857	130	$ 1,585
Reinvestment of distributions	79	709	144	1,924
Shares repurchased and cross class conversions	(584)	(5,584)	(1,271)	(15,093)
Net Increase / (Decrease)	(416)	$ (4,018)	(997)	$ (11,584)

VIRTUS EQUITY TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
	Tactical Allocation Fund
	Year Ended September 30, 2023		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	456	$ 4,352	777	$ 9,619
Reinvestment of distributions	209	1,829	299	3,867
Shares repurchased and cross class conversions	(1,171)	(11,022)	(1,951)	(21,786)
Net Increase / (Decrease)	(506)	$ (4,841)	(875)	$ (8,300)
Class R6
Shares sold and cross class conversions	159	$ 1,573	— (1)	$ 4
Reinvestment of distributions	2	14	— (1)	— (2)
Shares repurchased and cross class conversions	(7)	(71)	(—) (1)	(—) (2)
Net Increase / (Decrease)	154	$ 1,516	— (1)	$ 4
(1)	Amount is less than 500 shares (not in thousands).
(2)	Amount is less than $500 (not in thousands).
Note 6. 10% Shareholders
As of September 30, 2023, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
KAR Global Quality Dividend Fund	16%	1
KAR Mid-Cap Core Fund	50	4
KAR Mid-Cap Growth Fund	25	2
KAR Small-Cap Core Fund	26	2
KAR Small-Cap Growth Fund	21	2
KAR Small-Cap Value Fund	31	1
KAR Small-Mid Cap Core Fund	47	3
KAR Small-Mid Cap Growth Fund	73	3 *
KAR Small-Mid Cap Value Fund	91	4 *
SGA Emerging Markets Growth Fund	70	3
SGA Global Growth Fund	36	2
SGA New Leaders Growth Fund	84	2 *
*	Includes affiliated shareholder account(s).
Note 7.  Credit and Market Risk and Asset Concentration
In July 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs continued until June 30, 2023. The ICE Benchmark Administration Limited, which is regulated and authorized by FCA, and the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021. On April 3, 2023, the FCA announced its decision to require LIBOR’s administrator to continue to publish the 1-month, 3-month, and 6-month U.S. dollar settings under an unrepresentative synthetic methodology until September 30, 2024. On March 15, 2022, the Adjustable Interest Act (LIBOR) Act (the “LIBOR Act”) was enacted into law which directs the Federal Reserve Board, as a fallback mechanism, to identify benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. On December 16, 2022, the Federal Reserve adopted regulations implementing the LIBOR Act. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.

VIRTUS EQUITY TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance.
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of a Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At September 30, 2023, the following Funds held securities issued by various companies in specific sectors as detailed below:
	Sector	Percentage of Total Investments
KAR Capital Growth Fund	Information Technology	31%
KAR Mid-Cap Core Fund	Industrials	35
KAR Small-Cap Core Fund	Industrials	47
KAR Small-Cap Growth Fund	Financials	34
KAR Small-Cap Value Fund	Industrials	37
KAR Small-Cap Value Fund	Financials	26
KAR Small-Mid Cap Core Fund	Industrials	29
KAR Small-Mid Cap Core Fund	Information Technology	26
KAR Small-Mid Cap Value Fund	Industrials	36

VIRTUS EQUITY TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
	Sector	Percentage of Total Investments
SGA Emerging Markets Growth Fund	Consumer Staples	36
SGA Global Growth Fund	Information Technology	25
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
($ reported in thousands)
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
The following Fund held securities that were considered to be restricted at September 30, 2023:
Fund	Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
KAR Mid-Cap Growth Fund	Security Scorecard, Inc. Series E	3/5/2021	$40,000	$25,097	1.7%
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds and certain other affiliated funds entered into a $150,000 unsecured line of credit (“Credit Agreement”). On June 14, 2021, the Credit Agreement was increased to $250,000. This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to July 6, 2024. Effective March 10, 2022, interest is charged at the higher of the SOFR (prior to effective date, LIBOR) or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the year ended September 30, 2023, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default. At September 30, 2023, the Funds did not have outstanding borrowings.
The following Funds had outstanding loans during the year. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
KAR Equity Income Fund	$ 1	$ 4,800	5.40%	1
KAR Mid-Cap Growth Fund	3	3,200	5.91	5
KAR Small-Cap Growth Fund	90	40,113	5.40	15
KAR Small-Cap Value Fund	28	43,000	5.84	4
KAR Small-Mid Cap Core Fund	2	3,425	5.40	4
SGA Global Growth Fund	1	2,400	4.13	4
Note 11. Federal Income Tax Information
($ reported in thousands)
At September 30, 2023, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:

VIRTUS EQUITY TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
KAR Capital Growth Fund	$ 242,035	$ 293,886	$ (21,274)	$ 272,612
KAR Equity Income Fund	120,760	13,420	(9,465)	3,955
KAR Global Quality Dividend Fund	30,615	3,824	(3,395)	429
KAR Mid-Cap Core Fund	1,489,385	353,438	(41,816)	311,622
KAR Mid-Cap Growth Fund	989,705	536,275	(52,409)	483,866
KAR Small-Cap Core Fund	1,016,476	742,236	(36,848)	705,388
KAR Small-Cap Growth Fund	2,250,078	1,262,303	(302,511)	959,792
KAR Small-Cap Value Fund	478,606	281,401	(58,800)	222,601
KAR Small-Mid Cap Core Fund	1,212,909	166,854	(91,993)	74,861
KAR Small-Mid Cap Growth Fund	9,016	1,063	(1,093)	(30)
KAR Small-Mid Cap Value Fund	6,180	313	(775)	(462)
SGA Emerging Markets Growth Fund	4,577	730	(675)	55
SGA Global Growth Fund	88,616	27,581	(5,791)	21,790
SGA New Leaders Growth Fund	7,345	612	(955)	(343)
Tactical Allocation Fund	486,540	159,297	(60,583)	98,714
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended September 30, 2023, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
KAR Global Quality Dividend Fund	$ 123	$ —
KAR Mid-Cap Growth Fund	28,043	—
KAR Small-Mid Cap Core Fund	7,783	—
KAR Small-Mid Cap Growth Fund	172	229
KAR Small-Mid Cap Value Fund	18	23
SGA Emerging Markets Growth Fund	267	88
SGA Global Growth Fund	854	1,028
SGA New Leaders Growth Fund	392	577
Tactical Allocation Fund	25,683	—
The components of distributable earnings on a tax basis and certain tax attributes for the Funds consist of the following:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late Year Ordinary Losses Deferred	Post-October Capital Loss Deferred	Capital Loss Deferred
KAR Capital Growth Fund	$ —	$ 28,773	$ 1,860	$ —	$ —
KAR Equity Income Fund	2,999	—	—	181	—
KAR Global Quality Dividend Fund	212	—	—	103	123
KAR Mid-Cap Core Fund	—	53,135	—	—	—
KAR Mid-Cap Growth Fund	—	—	5,550	116,647	28,043
KAR Small-Cap Core Fund	10,556	66,366	—	—	—
KAR Small-Cap Growth Fund	—	171,797	8,084	—	—
KAR Small-Cap Value Fund	4,055	18,506	—	—	—
KAR Small-Mid Cap Core Fund	—	—	305	—	7,783
KAR Small-Mid Cap Growth Fund	—	—	27	195	401
KAR Small-Mid Cap Value Fund	35	—	—	42	41
SGA Emerging Markets Growth Fund	32	—	—	122	355
SGA Global Growth Fund	—	—	112	1,063	1,882
SGA New Leaders Growth Fund	—	—	3	709	969
Tactical Allocation Fund	1,861	4,626	—	—	25,683
The differences between the book and tax basis of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

VIRTUS EQUITY TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
The tax character of dividends and distributions paid during the fiscal periods ended September 30, 2023 and 2022, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
KAR Capital Growth Fund
9/30/23	$ —	$ 90,200	$ 90,200
9/30/22	—	58,850	58,850
KAR Equity Income Fund
9/30/23	3,870	5,140	9,010
9/30/22	5,650	200	5,850
KAR Global Quality Dividend Fund
9/30/23	1,104	—	1,104
9/30/22	975	—	975
KAR Mid-Cap Core Fund
9/30/23	—	3,170	3,170
9/30/22	4,839	19,906	24,745
KAR Mid-Cap Growth Fund
9/30/22	—	48,521	48,521
KAR Small-Cap Core Fund
9/30/23	5,370	96,110	101,480
9/30/22	3,960	220,000	223,960
KAR Small-Cap Growth Fund
9/30/23	—	497,800	497,800
9/30/22	—	827,000	827,000
KAR Small-Cap Value Fund
9/30/23	5,000	23,500	28,500
9/30/22	21,865	4,295	26,160
KAR Small-Mid Cap Core Fund
9/30/22	6,800	9,420	16,220
KAR Small-Mid Cap Value Fund
9/30/23	18	—	18
9/30/22	11	—	11
SGA Emerging Markets Growth Fund
9/30/22	—	420	420
SGA Global Growth Fund
9/30/23	—	2,655	2,655
9/30/22	3,846	7,504	11,350
Tactical Allocation Fund
9/30/23	7,400	36,600	44,000
9/30/22	33,235	32,710	65,945
Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. Permanent reclassifications can arise from differing treatment of certain income and gain transactions and nondeductible current year net operating losses. These adjustments have no impact on net assets or net asset value per share of the Funds. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.
Note 12. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 13. Recent Accounting Pronouncement
In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, the FASB issued ASU 2022-06 to defer the sunset date of ASC 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2020-06, but does not believe there will be a material impact.

VIRTUS EQUITY TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
Note 14. New Regulatory Pronouncement
In October 2022, the SEC adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following are subsequent events requiring recognition or disclosure in these financial statements:
On November 15, 2023, the Board voted to approve:
     •  A Plan of Liquidation for each of Virtus SGA Emerging Markets Growth Fund and Virtus SGA New Leaders Growth Fund, pursuant to which each such Fund will be liquidated on or about December 28, 2023.
     •  An Agreement and Plan of Reorganization, pursuant to which Virtus Vontobel Global Opportunities Fund (the “Acquired Fund”), a series of Virtus Opportunities Trust, will reorganize with and into Virtus SGA Global Growth Fund (the “Acquiring Fund”), a series of the Trust, on or about March 8, 2024. Effective upon consummation of the reorganization, the Acquiring Fund’s investment adviser, Virtus Investment Advisers, Inc., will implement the following new expense limitation arrangement to further limit the Fund’s expenses: Class A: 1.25%; Class C: 2.00%; Class I: 1.00%; and Class R6: 0.90%.See Note 3 for information about the Funds’ expense limitation arrangements.
Pursuant to the Agreement and Plan of Reorganization, the Acquired Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all liabilities of the Acquired Fund. Following the exchange, the Acquired Fund will distribute the shares of the Acquiring Fund to its shareholders pro rata, in liquidation of the Acquired Fund, and shareholders of the Acquired Fund will therefore become shareholders of the Acquiring Fund. The reorganization meets the requirements of Rule 17a-8 under the 1940 Act for a merger of affiliated funds for which shareholder approval is not required.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Equity Trust and Shareholders of Virtus KAR Capital Growth Fund, Virtus KAR Equity Income Fund, Virtus KAR Global Quality Dividend Fund, Virtus KAR Mid-Cap Core Fund, Virtus KAR Mid-Cap Growth Fund, Virtus KAR Small-Cap Core Fund, Virtus KAR Small-Cap Growth Fund, Virtus KAR Small-Cap Value Fund, Virtus KAR Small-Mid Cap Core Fund, Virtus KAR Small-Mid Cap Growth Fund, Virtus KAR Small-Mid Cap Value Fund, Virtus SGA Emerging Markets Growth Fund, Virtus SGA Global Growth Fund, Virtus SGA New Leaders Growth Fund and Virtus Tactical Allocation Fund.
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Virtus KAR Capital Growth Fund, Virtus KAR Equity Income Fund, Virtus KAR Global Quality Dividend Fund, Virtus KAR Mid-Cap Core Fund, Virtus KAR Mid-Cap Growth Fund, Virtus KAR Small-Cap Core Fund, Virtus KAR Small-Cap Growth Fund, Virtus KAR Small-Cap Value Fund, Virtus KAR Small-Mid Cap Core Fund, Virtus KAR Small-Mid Cap Growth Fund, Virtus KAR Small-Mid Cap Value Fund, Virtus SGA Emerging Markets Growth Fund, Virtus SGA Global Growth Fund, Virtus SGA New Leaders Growth Fund and Virtus Tactical Allocation Fund (constituting Virtus Equity Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2023, the related statements of operations for the year ended September 30, 2023, the statements of changes in net assets for each of the two years in the period ended September 30, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2023 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2023 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 27, 2023
We have served as the auditor of one or more investment companies in Virtus Mutual Funds since at least 1977. We have not been able to determine the specific year we began serving as auditor.

VIRTUS EQUITY TRUST
TAX INFORMATION NOTICE (Unaudited)
September 30, 2023
The following information ($ reported in thousands) is being provided in order to meet reporting requirements set forth by the Code and/or to meet state specific requirements. In early 2024, the Funds will notify applicable shareholders of amounts for use in preparing 2023 U.S. federal income tax forms. Shareholders should consult their tax advisors.
With respect to distributions paid during the fiscal year ended September 30, 2023, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable):
Fund	Qualified Dividend Income % (non-corporate shareholder)	Dividend Received Deduction % (corporate shareholders)	Long-Term Capital Gain Distributions ($)
KAR Capital Growth Fund	— %	— %	$ 32,023
KAR Equity Income Fund	100.00	100.00	188
KAR Global Quality Dividend Fund	100.00	50.76	—
KAR Mid-Cap Core Fund	—	—	56,305
KAR Mid-Cap Growth Fund	—	—	—
KAR Small-Cap Core Fund	100.00	100.00	66,387
KAR Small-Cap Growth Fund	—	—	211,256
KAR Small-Cap Value Fund	100.00	100.00	27,572
KAR Small-Mid Cap Core Fund	—	—	—
KAR Small-Mid Cap Growth Fund	—	—	—
KAR Small-Mid Cap Value Fund	100.00	100.00	—
SGA Emerging Markets Growth Fund	100.00	4.82	—
SGA Global Growth Fund	—	—	—
SGA New Leaders Growth Fund	—	—	—
Tactical Allocation Fund	50.95	24.38	4,632

	Foreign Source Income Recognized	Foreign Taxes Paid on Foreign Source Income
KAR Global Quality Dividend Fund	$ 1,051	$ 114
SGA Emerging Markets Growth Fund	87	7

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk, which is the risk that a Fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Program is overseen by the Adviser as the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds. Assessment and management of a Fund’s liquidity risk under the Program take into consideration certain factors, such as the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
At a meeting of the Board held on May 22-24, 2023, the Board received a report from the Program Administrator addressing the operation and management of the Program for calendar year 2022 (the “Review Period”). The Program Administrator’s report noted that for the Review Period, the Program Administrator believed that the Program was implemented and operated effectively in all material respects and that existing procedures, controls and safeguards were appropriately designed to enable the Program Administrator to administer the Program in compliance with Rule 22e-4. The Program Administrator’s report noted that during the Review Period, there were no events that created liquidity related concerns for the Funds. The Program Administrator’s report further noted that while changes to the Program had been made during the Review Period and reported to the Board, no material changes were made to the Program as a result of the Program Administrator’s annual review.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to a Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in that Fund may be subject.

FUND MANAGEMENT TABLES (Unaudited)
Information pertaining to the Trustees and officers of the Trust as of the date of issuance of this report, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.
The address of each individual, unless otherwise noted, is c/o Virtus Equity Trust, One Financial Plaza, Hartford, CT 06103. There is no stated term of office for Trustees or officers of the Trust.
Independent Trustees
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Burke, Donald C. YOB: 1960 Served Since: 2016 107 Portfolios	Private investor (since 2009). Formerly, President and Chief Executive Officer, BlackRock U.S. Funds (2007 to 2009); Managing Director, BlackRock, Inc. (2006 to 2009); and Managing Director, Merrill Lynch Investment Managers (1990 to 2006).	Trustee (since May 2023) and Advisory Board Member (May 2023), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Dividend, Interest & Premium Strategy Fund and Virtus Equity & Convertible Income Fund; Advisory Board Member (since May 2023), Virtus Convertible & Income 2024 Target Term Fund, Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II and Virtus Diversified Income & Convertible Fund; Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Mutual Fund Family (56 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Alternative Solutions Trust (4 portfolios); Director (since 2014), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); Director, Avista Corp. (energy company) (since 2011); Trustee, Goldman Sachs Fund Complex (2010 to 2014); and Director, BlackRock Luxembourg and Cayman Funds (2006 to 2010).
Cogan, Sarah E. YOB: 1956 Served Since: 2022 104 Portfolios	Retired Partner, Simpson Thacher & Bartlett LLP (“STB”) (law firm) (since 2019); Director, Girl Scouts of Greater New York (since 2016); Trustee, Natural Resources Defense Council, Inc. (since 2013); and formerly, Partner, STB (1989 to 2018).	Trustee (since 2022) and Advisory Board Member (2021 to 2022), Virtus Alternative Solutions Trust (4 portfolios), Virtus Mutual Fund Family (56 portfolios) and Virtus Variable Insurance Trust (8 portfolios); Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2022), PIMCO Access Income Fund and PIMCO California Flexible Municipal Income Fund; Trustee (since 2021), PIMCO Flexible Emerging Markets Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), and Virtus Global Multi-Sector Income Fund; Advisory Board Member (February 2021 to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2021), Virtus Total Return Fund Inc.; Trustee (since 2019), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Trustee (since 2019), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income 2024 Target Term Fund, Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Equity & Convertible Income Fund, and Virtus Dividend, Interest & Premium Strategy Fund; Trustee (since 2019), PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PIMCO Energy and Tactical Credit Opportunities Fund, PCM Fund, Inc, PIMCO Corporate & Income Strategy Fund, PIMCO Corporate & Income Opportunity Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II, PIMCO Strategic Income Fund, Inc., PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund; Trustee (since 2019), PIMCO Managed Accounts Trust (5 portfolios); and Trustee (2019 to 2021), PIMCO Dynamic Credit and Mortgage Income Fund and PIMCO Income Opportunity Fund.

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
DeCotis, Deborah A. YOB: 1952 Served Since: 2022 104 Portfolios	Director, Cadre Holdings Inc. (since 2022); Advisory Director, Morgan Stanley & Co., Inc. (since 1996); Member, Circle Financial Group (since 2009); Member, Council on Foreign Relations (since 2013); and Trustee, Smith College (since 2017). Formerly, Director, Watford Re (2017 to 2021); Co-Chair Special Projects Committee, Memorial Sloan Kettering (2005 to 2015); and Trustee, Stanford University (2010 to 2015).	Trustee (since 2022) and Advisory Board Member (2021 to 2022), Virtus Alternative Solutions Trust (4 portfolios), Virtus Mutual Fund Family (56 portfolios) and Virtus Variable Insurance Trust (8 portfolios); Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2022), PIMCO Access Income Fund and PIMCO California Flexible Municipal Income Fund; Trustee (since 2021), PIMCO Flexible Emerging Markets Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), and Virtus Global Multi-Sector Income Fund; Advisory Board Member (February 2021 to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2021), Virtus Total Return Fund Inc.; Trustee (since 2020), PIMCO Dynamic Income Opportunities Fund; Trustee (since 2019), PIMCO Energy and Tactical Credit Opportunities Fund and Virtus Artificial Intelligence & Technology Opportunities Fund; Trustee (since 2018), PIMCO Flexible Municipal Income Fund; Trustee (since 2017), PIMCO Flexible Credit Income Fund and Virtus Convertible & Income 2024 Target Term Fund; Trustee (since 2015), Virtus Diversified Income & Convertible Fund; Trustee (since 2014), Virtus Investment Trust (13 portfolios); Trustee (2013 to 2021), PIMCO Dynamic Credit and Mortgage Income Fund; Trustee (since 2012), PIMCO Dynamic Income Fund; Trustee (since 2011), Virtus Strategy Trust (8 portfolios); Trustee (since 2011), PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund, Inc., PIMCO Corporate & Income Strategy Fund, PIMCO Corporate & Income Opportunity Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II, PIMCO Strategic Income Fund, Inc., and PIMCO Managed Accounts Trust (5 portfolios); Trustee (since 2011), Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Equity & Convertible Income Fund, and Virtus Dividend, Interest & Premium Strategy Fund; and Trustee (2011 to 2021), PIMCO Income Opportunity Fund.
Drummond, F. Ford YOB: 1962 Served Since: 2022 104 Portfolios	President (since 1998), F.G. Drummond Ranches, Inc.; and Director (since 2015), Texas and Southwestern Cattle Raisers Association. Formerly Chairman, Oklahoma Nature Conservancy (2019 to 2020); Board Member (2006 to 2020) and Chairman (2016 to 2018), Oklahoma Water Resources Board; Trustee (since 2014), Frank Phillips Foundation; Director (1998 to 2008), The Cleveland Bank; and General Counsel (1998 to 2008), BMIHealth Plans (benefits administration).	Trustee (since 2022) and Advisory Board Member (2021 to 2022), Virtus Alternative Solutions Trust (4 portfolios), Virtus Mutual Fund Family (56 portfolios), and Virtus Variable Insurance Trust (8 portfolios); Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios);Advisory Board Member (February 2021 to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2021), Virtus Global Multi-Sector Income Fund; Director (since 2021), Virtus Total Return Fund Inc.; Trustee (since 2019), Virtus Artificial Intelligence & Technology Opportunities Fund; Trustee (since 2017), Virtus Convertible & Income 2024 Target Term Fund; Trustee (since 2015), Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Dividend, Interest & Premium Strategy Fund and Virtus Equity & Convertible Income Fund; Trustee (since 2014), Virtus Strategy Trust (8 portfolios); Director (since 2011), Bancfirst Corporation; and Trustee (since 2006), Virtus Investment Trust (13 portfolios).

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Harris, Sidney E. YOB: 1949 Served Since: 2017 97 Portfolios	Private Investor (since 2021); Dean Emeritus (since 2015), Professor (2015 to 2021 and 1997 to 2014), and Dean (1997 to 2004), J. Mack Robinson College of Business, Georgia State University.	Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2019), Mutual Fund Directors Forum; Trustee (since 2017), Virtus Mutual Fund Family (56 portfolios), Virtus Variable Insurance Trust (8 portfolios), and Virtus Alternative Solutions Trust (4 portfolios); Trustee (2013 to 2020) and Honorary Trustee (since 2020), KIPP Metro Atlanta; Director (1999 to 2019), Total System Services, Inc.; Trustee (2004 to 2017), RidgeWorth Funds; Chairman (2012 to 2017), International University of the Grand Bassam Foundation; Trustee (since 2012), International University of the Grand Bassam Foundation; and Trustee (2011 to 2015), Genspring Family Offices, LLC.
Mallin, John R. YOB: 1950 Served Since: 2016 97 Portfolios	Partner/Attorney (since 2003), McCarter & English LLP (law firm) Real Property Practice Group; and Member (2014 to 2022), Counselors of Real Estate.	Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Mutual Fund Family (56 portfolios) and Virtus Alternative Solutions Trust (4 portfolios); Director (since 2019), 1892 Club, Inc. (non-profit); Director (2013 to 2020), Horizons, Inc. (non-profit); and Trustee (since 1999), Virtus Variable Insurance Trust (8 portfolios).
McDaniel, Connie D. YOB: 1958 Served Since: 2017 104 Portfolios	Retired (since 2013). Vice President, Chief of Internal Audit, Corporate Audit Department (2009 to 2013); Vice President, Global Finance Transformation (2007 to 2009); and Vice President and Controller (1999 to 2007), The Coca-Cola Company.	Trustee (since May 2023) and Advisory Board Member (May 2023), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income 2024 Target Term Fund, Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Dividend, Interest & Premium Strategy Fund and Virtus Equity & Convertible Income Fund; Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Director (since 2019), Global Payments Inc.; Chairperson (since 2021), Governance & Nominating Committee, Global Payments Inc; Trustee (since 2017), Virtus Mutual Fund Family (56 portfolios), Virtus Variable Insurance Trust (8 portfolios), and Virtus Alternative Solutions Trust (4 portfolios); Director (since 2021), North Florida Land Trust; Director (2014 to 2019), Total System Services, Inc.; Member (2011 to 2022) and Chair (2014 to 2016), Georgia State University, Robinson College of Business Board of Advisors; and Trustee (2005 to 2017), RidgeWorth Funds.

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
McLoughlin, Philip YOB: 1946 Served Since: 1993 107 Portfolios	Private investor since 2010.	Trustee and Chairman (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Chairman (since 2023) and Trustee (since 2021), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Equity & Convertible Income Fund and Virtus Dividend, Interest & Premium Strategy Fund; Chairman (since 2023), Trustee (since 2022) and Advisory Board Member (2021), Virtus Convertible & Income 2024 Target Term Fund and Virtus Convertible & Income Fund; Director and Chairman (since 2016), Virtus Total Return Fund Inc.; Director and Chairman (2016 to 2019), the former Virtus Total Return Fund Inc.; Director and Chairman (2014 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and Chairman (since 2013), Virtus Alternative Solutions Trust (4 portfolios); Trustee and Chairman (since 2011), Virtus Global Multi-Sector Income Fund; Chairman and Trustee (since 2003), Virtus Variable Insurance Trust (8 portfolios); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); Director (1991 to 2019) and Chairman (2010 to 2019), Lazard World Trust Fund (closed-end investment firm in Luxembourg); and Trustee (since 1989) and Chairman (since 2002), Virtus Mutual Fund Family (56 portfolios).
McNamara, Geraldine M. YOB: 1951 Served Since: 2001 107 Portfolios	Private investor (since 2006); and Managing Director, U.S. Trust Company of New York (1982 to 2006).	Trustee (since May 2023) and Advisory Board Member (January 2023 to May 2023), Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund and Virtus Dividend, Interest & Premium Strategy Fund; Trustee (since 2023), Virtus Artificial Intelligence & Technology Opportunities Fund and Virtus Equity & Convertible Income Fund; Advisory Board Member (since 2023), Virtus Convertible & Income 2024 Target Term Fund; Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016) Virtus Alternative Solutions Trust (4 portfolios); Trustee (since 2015), Virtus Variable Insurance Trust (8 portfolios); Director (since 2003), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); and Trustee (since 2001), Virtus Mutual Fund Family (56 portfolios).
Walton, R. Keith YOB: 1964 Served Since: 2020 104 Portfolios	Senior Adviser (since 2022), Brightwood Capital LLC; Venture and Operating Partner (since 2020), Plexo Capital, LLC; Venture Partner (since 2019) and Senior Adviser (2018 to 2019), Plexo, LLC; and Partner (since 2006), Global Infrastructure Partners. Formerly, Managing Director (2020 to 2021), Lafayette Square Holding Company LLC; Senior Adviser (2018 to 2019), Vatic Labs, LLC; Executive Vice President, Strategy (2017 to 2019), Zero Mass Water, LLC; and Vice President, Strategy (2013 to 2017), Arizona State University.	Trustee (since 2023) and Advisory Board Member (2022 to 2023), Virtus Convertible & Income 2024 Target Term Fund; Trustee (since 2023) and Advisory Board Member (2022 to 2023), Virtus Convertible & Income Fund II and Virtus Dividend, Interest & Premium Strategy Fund; Trustee (since 2022) and Advisory Board Member (January 2022 to July 2022), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income Fund and Virtus Equity & Convertible Income Fund; Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2022), Virtus Diversified Income & Convertible Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Trustee (since 2020) Virtus Alternative Solutions Trust (4 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Mutual Fund Family (56 portfolios); Director (since 2017), certain funds advised by Bessemer Investment Management LLC; Director (2016 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2016), Virtus Global Multi-Sector Income Fund; Director (2006 to 2019), Systematica Investments Limited Funds; Director (2006 to 2017), BlueCrest Capital Management Funds; Trustee (2014 to 2017), AZ Service; Director (since 2004), Virtus Total Return Fund Inc.; and Director (2004 to 2019), the former Virtus Total Return Fund Inc.

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Zino, Brian T. YOB: 1952 Served Since: 2020 104 Portfolios	Retired. Various roles (1982 to 2009), J. & W. Seligman & Co. Incorporated, including President (1994 to 2009).	Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Trustee (since 2022) and Advisory Board Member (2021), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income 2024 Target Term Fund, Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Equity & Convertible Income Fund, and Virtus Dividend, Interest & Premium Strategy Fund; Trustee (since 2020) Virtus Alternative Solutions Trust (4 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Mutual Fund Family (56 portfolios); Director (2016 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2016), Virtus Global Multi-Sector Income Fund; Director (since 2014), Virtus Total Return Fund Inc.; Director (2014 to 2019), the former Virtus Total Return Fund Inc.; Trustee (since 2011), Bentley University; Director (1986 to 2009) and President (1994 to 2009), J&W Seligman Co. Inc.; Director (1998 to 2009), Chairman (2002 to 2004) and Vice Chairman (2000 to 2002), ICI Mutual Insurance Company; Member, Board of Governors of ICI (1998 to 2008).

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Interested Trustee
Name, Year of Birth, Length of Time Served and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Aylward, George R.* Trustee and President YOB: 1964 Served Since: 2006 110 Portfolios	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries, and various senior officer positions with Virtus affiliates (since 2005).	Director (since 2023), Stone Harbor Investment Funds plc (21 sub-funds) and Stone Harbor Global Funds plc (27 sub-funds); Trustee, President and Chief Executive Officer (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Member, Board of Governors of the Investment Company Institute (since 2021); Trustee and President (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Trustee, President and Chief Executive Officer (since 2021), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income 2024 Target Term Fund, Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Equity & Convertible Income Fund, and Virtus Dividend, Interest & Premium Strategy Fund; Chairman and Trustee (since 2015), Virtus ETF Trust II (6 portfolios); Director, President and Chief Executive Officer (2014 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and President (since 2013), Virtus Alternative Solutions Trust (4 portfolios); Director (since 2013), Virtus Global Funds, plc (5 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (8 portfolios); Trustee, President and Chief Executive Officer (since 2011), Virtus Global Multi-Sector Income Fund; Trustee and President (since 2006) and Executive Vice President (2004 to 2006), Virtus Mutual Fund Family (56 portfolios); Director, President and Chief Executive Officer (since 2006), Virtus Total Return Fund Inc.; and Director, President and Chief Executive Officer (2006 to 2019), the former Virtus Total Return Fund Inc.
*Mr. Aylward is an “interested person,” as defined in the 1940 Act, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc. (“Virtus”), the ultimate parent company of the Adviser, and various positions with its affiliates, including the Adviser.

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Officers of the Trust Who Are Not Trustees
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Batchelar, Peter J. YOB: 1970	Senior Vice President (since 2017), and Vice President (2013 to 2016).	Senior Vice President, Product Development (since 2017), Vice President, Product Development (2008 to 2017), and various officer positions (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2008) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Bradley, W. Patrick YOB: 1972	Executive Vice President (since 2016); Senior Vice President (2013 to 2016); Vice President (2011 to 2013); Chief Financial Officer and Treasurer (since 2006).	Executive Vice President, Fund Services (since 2016), Senior Vice President, Fund Services (2010 to 2016) and various officer positions (since 2004), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Director (since 2023), Stone Harbor Investment Funds plc and Stone Harbor Global Funds plc; Director (since 2019), Virtus Global Funds ICAV; Director (since 2013), Virtus Global Funds, plc; various officer positions (since 2006) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; Member (since 2022), BNY Mellon Asset Servicing Client Advisory Board.
Branigan, Timothy YOB: 1976	Vice President and Fund Chief Compliance Officer (since 2022); Assistant Vice President and Deputy Fund Chief Compliance Officer (March to May 2022); and Assistant Vice President and Assistant Chief Compliance Officer (2021 to 2022).	Various officer positions (since 2019) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Chisolm, Daphne YOB: 1969	Vice President, Counsel and Assistant Secretary (since 2023).	Vice President and Senior Counsel (since 2023), Virtus Investment Partners, Inc.; Attorney at Law engaged in private practice as a solo practitioner (2018 to 2023); and various officer positions (since 2023) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Fromm Jennifer YOB: 1973	Chief Legal Officer, Counsel and Secretary (since 2023); Vice President (since 2017); and Assistant Secretary (2008 to 2022).	Vice President (since 2016) and Senior Counsel, Legal (since 2007) and various officer positions (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2008) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Griswold, Heidi YOB: 1973	Vice President (since 2016).	Vice President, Head of Transfer Agent & Servicing, Mutual Fund Services (since 2018), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and Vice President (since 2016) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Hackett, Amy YOB: 1968	Vice President and Assistant Treasurer (since 2013); Assistant Treasurer (2009 to 2013).	Vice President (since 2010) and Assistant Vice President (2007 to 2010), Fund Services, Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and various officer positions (since 2007) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Krishnan, Suneeta YOB: 1965	Vice President and Assistant Treasurer (since 2018); and Assistant Treasurer (2009 to 2018).	Vice President (since 2017) and Assistant Treasurer (since 2007), Mutual Fund Administration, Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and various officer positions (since 2009) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Lowe, Benjamin YOB: 1978	Vice President, Controller and Assistant Treasurer (since 2021); and Vice President and Assistant Treasurer (2018 to 2021).	Vice President, Fund Services (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and various officer positions (since 2018) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Martin, David YOB: 1959	Anti-Money Laundering Compliance Officer (since 2016).	Vice President, Compliance – Broker/Dealer (since 2009), Virtus Investment Partners, Inc.; and Vice President and Chief Compliance Officer of certain Virtus subsidiaries (since 2004).
Rahman, Mahmood YOB: 1967	Assistant Vice President (since 2021).	Vice President (since 2023), Tax Director (since 2020) and Assistant Vice President (2020 to 2023), Fund Administration, Virtus Investment Partners, Inc.; Assistant Vice President (since 2021) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; and Assistant Treasurer and Tax Director, Grantham, Mayo, Van Otterloo & Co. LLC (2007 to 2019).
Short, Julia R. YOB: 1972	Senior Vice President (since 2017).	Senior Vice President, Product Development (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2017) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; and Managing Director, Product Manager, RidgeWorth Investments (2004 to 2017).

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Smirl, Richard W. YOB: 1967	Executive Vice President (since 2021).	Chief Operating Officer (since 2021), Virtus Investment Partners, Inc.; Executive Vice President (since 2021), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Executive Vice President (since 2021) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; Chief Operating Officer (2018 to 2021), Russell Investments; Executive Director (Jan. to July 2018), State of Wisconsin Investment Board; and Partner and Chief Operating Officer (2004 to 2018), William Blair Investment Management.
Suss, Amanda YOB: 1969	Vice President, Controller and Assistant Treasurer (since 2022).	Vice President and Controller (since 2022), Mutual Fund Administration and Financial Reporting, Virtus Investment Partners, Inc.; Vice President, Controller and Assistant Treasurer (since 2022) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; and Senior Finance Associate (2011 to 2022), Stone Harbor Investment Partners LP.

Virtus KAR Capital Growth Fund, Virtus KAR Mid-Cap Growth Fund and
Virtus Tactical Allocation Fund (the “Funds”),
each a series of Virtus Equity Trust
(Unaudited)
Supplement dated September 29, 2023, to the Summary Prospectuses for the Funds and the Virtus Equity Trust
Statutory Prospectus, each dated January 27, 2023, as supplemented
IMPORTANT NOTICE TO INVESTORS
Effective October 1, 2023, Noran Eid will be added as a portfolio manager of Virtus KAR Capital Growth Fund, Virtus KAR Mid-Cap Growth Fund and Virtus Tactical Allocation Fund.
The following disclosure will be added under “Portfolio Management” in the summary prospectuses for each Fund, and in the summary section of the Funds’ statutory prospectus:
•Noran Eid, Portfolio Manager and Senior Research Analyst at KAR. Ms. Eid has served as a Portfolio Manager of the fund since October 2023.
In the Management of the Funds section under “Portfolio Management” on page 88 of the Funds’ statutory prospectus, the rows for the Funds in the table under the subheading “KAR” will be replaced with the following:
Virtus KAR Capital Growth Fund	Chris Armbruster, CFA (since January 2020)
Noran Eid (since October 2023)
Doug Foreman, CFA (since 2011)
Virtus KAR Mid-Cap Growth Fund	Chris Armbruster, CFA (since January 2020)
Noran Eid (since October 2023)
Doug Foreman, CFA (since 2012)
Virtus Tactical Allocation Fund (equity portion only)	Chris Armbruster, CFA (since October 2020)
Noran Eid (since October 2023)
Doug Foreman, CFA (since September 2016)
Hyung Kim (since June 2019)
Craig Thrasher, CFA (since June 2019)
The portfolio manager biographies under the referenced table will be amended by adding the following for Noran Eid:
Noran Eid. Ms. Eid is a Portfolio Manager and Senior Research Analyst with primary research responsibilities for mid-cap growth and large-cap portfolios in the consumer discretionary, information technology, and health care sectors. Before joining KAR in May 2018, Ms. Eid was an investment analyst with Sands Capital Management from (2013 to 2017). She has approximately 11 years of equity research experience.
In the Management of the Funds section under “Portfolio Management” on page 89 of the Funds’ statutory prospectus, the row for the Virtus Tactical Allocation Fund in the table under the subheading “Newfleet” will be replaced with the following, correcting a typographical error:
Virtus Tactical Allocation Fund (fixed income portion only)	David L. Albrycht, CFA (since 2011)
Stephen H. Hooker, CFA (since October 2020)
All other disclosures concerning the Funds, including fees, expenses, investment objective, strategies and risks remains unchanged.
Investors should retain this supplement with the Prospectuses for future reference.
VET 8019 KAR PM Addition (9/2023)

Virtus KAR Capital Growth Fund, Virtus KAR Mid-Cap Growth Fund and
Virtus Tactical Allocation Fund (the “Funds”),
each a series of Virtus Equity Trust
(Unaudited)
Supplement dated June 29, 2023 to the Funds’ Summary Prospectuses, and the Virtus Equity Trust
Statutory Prospectus and Statement of Additional Information (“SAI”),
each dated January 27, 2023, as supplemented
IMPORTANT NOTICE TO INVESTORS
Noran Eid will be added as a portfolio manager of the Funds as of October 1, 2023. Kayne Anderson Rudnick Investment Management, LLC has announced that Doug Foreman, CFA, a portfolio manager of the Funds, is expected to retire on December 31, 2024. The Prospectuses and SAI will be updated as appropriate at the time of the changes.
Investors should retain this supplement with the Prospectuses and SAI for future reference.
VET 8019/KAR PM Announcement (6/2023)

Virtus SGA Emerging Markets Growth Fund and
Virtus SGA New Leaders Growth Fund (the “Funds”),
each a series of Virtus Equity Trust
(Unaudited)
Supplement dated November 28, 2023, to the Summary Prospectuses and the Virtus Equity Trust Statutory
Prospectus and Statement of Additional Information (“SAI”), each dated January 27, 2023, as supplemented
IMPORTANT NOTICE TO INVESTORS
On November 15, 2023, the Board of Trustees of Virtus Equity Trust voted to approve a Plan of Liquidation for each of Virtus SGA Emerging Markets Growth Fund and Virtus SGA New Leaders Growth Fund, pursuant to which the Funds will be liquidated (the “Liquidation”) on or about December 28, 2023 (“Liquidation Date”).
Effective December 13, 2023, the Funds will be closed to new investors and additional investor deposits, except that purchases will continue to be accepted for defined contribution and defined benefit retirement plans, the Funds will continue to accept payroll contributions and other types of purchase transactions from both existing and new participants in such plans, and the Funds will allow reinvestment of distributions from existing shareholders. Investors should note that the Funds’ investments will be sold in anticipation of the Liquidation and may be sold in advance of December 13, 2023.
At any time prior to the Liquidation Date, shareholders may redeem or exchange their shares of the Funds for shares of the same class of any other Virtus Mutual Fund. There will be no fee or sales charges associated with exchange or redemption requests.
Prior to the Liquidation Date, the Funds will begin engaging in business and activities for the purposes of winding down the Funds’ business affairs and transitioning some or all of the Funds’ portfolio to cash and cash equivalents in preparation for the orderly liquidation and subsequent distribution of its assets on the Liquidation Date. During this transition period, the Funds will no longer pursue their investment objectives or be managed in a manner consistent with their investment strategies, as stated in the Prospectuses. This is likely to impact the Funds’ performance. The impending Liquidation of the Funds may result in large redemptions, which could adversely affect the Funds’ expense ratios. Those shareholders who remain invested in the Funds during part or all of this transition period may bear increased brokerage and other transaction expenses relating to the sale of portfolio investments prior to the Liquidation Date.
On the Liquidation Date, any outstanding shares of the Funds will be automatically redeemed as of the close of business, except shares held in BNY Mellon IS Trust Company custodial accounts, which will be exchanged for the same class of shares of Virtus Seix U.S. Government Securities Ultra-Short Bond Fund, with the exception of Class C shares which will be exchanged for Class A shares of Virtus Seix U.S. Government Securities Ultra-Short Bond Fund, and any contingent deferred sales charges will be waived. Shareholders with BNY Mellon IS Trust Company custodial accounts should consult the prospectus for the Virtus Seix U.S. Government Securities Ultra- Short Bond Fund for information about that fund.
The proceeds of any redemption will be equal to the net asset value of such shares after the Funds have paid or provided for all charges, taxes, expenses and liabilities. The distribution to shareholders of these liquidation proceeds will occur as soon as practicable, and will be made to all Fund shareholders of record at the time of the Liquidation. Additionally, the Funds must declare and distribute to shareholders any undistributed realized capital gains and all net investment income no later than the final liquidation distribution. To the extent that a Fund has experienced redemptions prior to the date the Fund distributes any realized capital gains and net investment income, the remaining shareholders at the time of the distribution(s) may bear increased tax liability due to receiving a higher proportion of the distribution(s).
Although shareholders are expected to receive proceeds of the Liquidation in cash, proceeds distributed to shareholders may be paid in cash, cash equivalents, or portfolio investments equal to the shareholder’s proportionate interest in the net assets of the Funds (the latter payment method, “in kind”). Shareholders who receive proceeds in kind should expect (i)

that the in-kind distribution will be subject to market and other risks, such as liquidity risk, before sale, and (ii) to incur transaction costs, including brokerage costs, when converting the investments to cash.
Because the exchange or redemption of your shares could be a taxable event, we suggest you consult with your tax advisor prior to the Funds’ liquidation.
Investors should retain this supplement with the Prospectuses and SAI for future reference.
VET 8019 SGA EMG & NLG Liquidation Supplement (11/2023)

THIS PAGE INTENTIONALLY BLANK.

VIRTUS EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8015	1105-23

Item 1.	Reports to Stockholders (cont.).

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR. A copy of the currently applicable code is included as an exhibit.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2)

The Registrant’s Board of Trustees has determined that each of Donald C. Burke, Connie D. McDaniel and Brian T. Zino possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.” Each such individual is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)	Not applicable.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for fiscal years ended September 30, 2022 and September 30, 2023 are $301,796 and $355,208, respectively.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item for fiscal years ended September 30, 2022 and September 30, 2023 are $17,841 and $18,361, respectively. Such audit-related fees include out of pocket expenses.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning for fiscal years ended September 30, 2022 and September 30, 2023 are $90,867 and $46,512, respectively.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are for fiscal years ended September 30, 2022 and September 30, 2023 are $0 and $0, respectively.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Board of Trustees of Virtus Equity Trust (the “Fund”) has adopted policies and procedures with regard to the pre-approval of services provided by its independent auditors. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that the Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements but are not included in the general pre-approval in the event such approval is sought between regularly scheduled meetings. In any event, the Audit Committee is informed of, and ratifies, each service approved subject to general pre-approval at the next regularly scheduled in-person Audit Committee meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal years ended September 30, 2022 and September 30, 2023 are $108,708 and $64,873, respectively.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Equity Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 12/6/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 12/6/23

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date 12/5/23

*	Print the name and title of each signing officer under his or her signature.